UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

1.797927.110

LC-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.1%
The Goodyear Tire & Rubber Co.	40,269	$ 1,082,028
Distributors - 0.2%
LKQ Corp. (a)	45,450	1,267,601
Diversified Consumer Services - 0.3%
H&R Block, Inc.	86,217	2,727,906
Hotels, Restaurants & Leisure - 1.0%
McDonald's Corp.	20,300	1,931,545
Wyndham Worldwide Corp.	14,100	1,027,608
Yum! Brands, Inc.	69,638	5,158,783
		8,117,936
Leisure Equipment & Products - 0.3%
NJOY, Inc. (e)	115,947	1,962,531
Media - 2.6%
Comcast Corp. Class A (special) (non-vtg.)	228,737	11,412,833
Discovery Communications, Inc. Class A (a)	3,077	256,376
Time Warner, Inc.	132,259	8,878,547
		20,547,756
Multiline Retail - 2.0%
Kohl's Corp.	11,700	657,423
Target Corp.	247,440	15,474,898
		16,132,321
Specialty Retail - 1.5%
Lowe's Companies, Inc.	193,579	9,684,757
PetSmart, Inc.	15,067	1,010,393
Staples, Inc.	81,509	1,107,707
		11,802,857
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	8,200	400,242
Li & Fung Ltd.	306,000	400,611
		800,853
TOTAL CONSUMER DISCRETIONARY		64,441,789
CONSUMER STAPLES - 9.5%
Beverages - 2.6%
Diageo PLC	90,832	2,852,307
Molson Coors Brewing Co. Class B	8,200	466,006
Monster Beverage Corp. (a)	17,564	1,299,736
PepsiCo, Inc.	54,540	4,367,018
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Pernod Ricard SA	8,800	$ 1,035,987
Remy Cointreau SA	13,950	1,184,194
SABMiller PLC	60,700	2,975,155
The Coca-Cola Co.	179,675	6,863,585
		21,043,988
Food & Staples Retailing - 1.6%
CVS Caremark Corp.	44,911	3,284,791
Walgreen Co.	134,655	9,149,807
		12,434,598
Food Products - 0.7%
Kellogg Co.	73,817	4,479,954
Mead Johnson Nutrition Co. Class A	10,300	839,965
Raisio Group PLC (V Shares)	46,500	313,860
		5,633,779
Household Products - 1.4%
Procter & Gamble Co.	136,652	10,749,046
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	9,600	801,792
Tobacco - 3.1%
British American Tobacco PLC sponsored ADR	104,031	11,317,532
Lorillard, Inc.	146,544	7,189,449
Philip Morris International, Inc.	78,029	6,313,326
		24,820,307
TOTAL CONSUMER STAPLES		75,483,510
ENERGY - 11.1%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	60,145	3,852,889
Dresser-Rand Group, Inc. (a)	30,152	1,638,158
Ensco PLC Class A	31,150	1,640,359
Halliburton Co.	46,307	2,639,499
Helmerich & Payne, Inc.	17,080	1,686,650
National Oilwell Varco, Inc.	21,032	1,620,305
Schlumberger Ltd.	41,005	3,813,465
		16,891,325
Oil, Gas & Consumable Fuels - 9.0%
Amyris, Inc. (a)(d)	401,744	1,835,970
Apache Corp.	89,810	7,121,035
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BG Group PLC	348,593	$ 6,353,971
Canadian Natural Resources Ltd.	206,750	7,565,709
Chevron Corp.	125,207	14,440,123
Eni SpA	26,900	645,778
Exxon Mobil Corp.	47,198	4,543,751
Imperial Oil Ltd.	89,800	4,040,311
Occidental Petroleum Corp.	124,675	12,033,631
Peabody Energy Corp.	67,632	1,187,618
Suncor Energy, Inc. (d)	210,400	6,941,129
The Williams Companies, Inc.	111,225	4,593,593
		71,302,619
TOTAL ENERGY		88,193,944
FINANCIALS - 19.9%
Capital Markets - 3.0%
Charles Schwab Corp.	237,553	6,297,530
KKR & Co. LP	41,042	990,754
Morgan Stanley	256,043	7,886,124
Northern Trust Corp.	58,686	3,629,729
State Street Corp.	82,158	5,395,316
		24,199,453
Commercial Banks - 4.2%
CIT Group, Inc.	43,455	2,115,389
Comerica, Inc.	29,874	1,439,329
Erste Group Bank AG	20,038	711,099
PNC Financial Services Group, Inc.	38,180	3,122,360
Standard Chartered PLC (United Kingdom)	322,066	6,822,343
SunTrust Banks, Inc.	57,508	2,166,901
U.S. Bancorp	126,665	5,210,998
Wells Fargo & Co.	245,994	11,419,041
		33,007,460
Consumer Finance - 0.2%
SLM Corp.	15,355	367,599
Springleaf Holdings, Inc.	35,200	991,584
		1,359,183
Diversified Financial Services - 8.1%
Bank of America Corp.	806,400	13,329,792
Citigroup, Inc.	337,497	16,412,479
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.	497,573	$ 28,272,091
KKR Financial Holdings LLC	171,184	2,091,868
KKR Renaissance Co-Invest LP unit (e)	29,500	4,224,695
		64,330,925
Insurance - 2.9%
AIA Group Ltd.	12,400	60,637
American International Group, Inc.	82,807	4,121,304
Genworth Financial, Inc. Class A (a)	231,901	3,603,742
Lincoln National Corp.	79,136	3,967,088
MetLife, Inc.	204,485	10,361,255
Prudential Financial, Inc.	7,866	665,306
		22,779,332
Real Estate Management & Development - 0.0%
Altisource Portfolio Solutions SA	3,900	383,682
Thrifts & Mortgage Finance - 1.5%
MGIC Investment Corp. (a)	267,492	2,396,728
Radian Group, Inc. (d)	612,068	9,517,657
		11,914,385
TOTAL FINANCIALS		157,974,420
HEALTH CARE - 15.4%
Biotechnology - 3.3%
Aegerion Pharmaceuticals, Inc. (a)	20,698	1,133,422
Amgen, Inc.	54,947	6,814,527
Clovis Oncology, Inc. (a)	35,100	2,794,662
Discovery Laboratories, Inc. (a)	320,500	846,120
Insmed, Inc. (a)	23,464	469,515
Intercept Pharmaceuticals, Inc. (a)	27,931	11,465,676
MEI Pharma, Inc. (a)	138,603	1,196,144
Synageva BioPharma Corp. (a)	5,494	629,997
XOMA Corp. (a)	99,900	835,164
		26,185,227
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	34,725	1,381,361
Accuray, Inc. (a)	145,801	1,367,613
Alere, Inc. (a)	273,168	10,036,192
Align Technology, Inc. (a)	19,507	1,020,801
Boston Scientific Corp. (a)	458,786	6,010,097
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	22,060	$ 1,538,906
Intuitive Surgical, Inc. (a)	7,950	3,536,399
NxStage Medical, Inc. (a)	27,323	378,970
St. Jude Medical, Inc.	43,400	2,921,688
Stryker Corp.	5,500	441,320
Volcano Corp. (a)	44,044	945,184
Zimmer Holdings, Inc.	11,000	1,032,240
		30,610,771
Health Care Providers & Services - 3.2%
Aetna, Inc.	46,734	3,398,029
Catamaran Corp. (a)	33,800	1,521,962
Express Scripts Holding Co. (a)	49,510	3,728,598
McKesson Corp.	32,696	5,788,827
Quest Diagnostics, Inc.	45,328	2,402,384
UnitedHealth Group, Inc.	84,978	6,566,250
WellPoint, Inc.	22,441	2,032,930
		25,438,980
Health Care Technology - 0.3%
MedAssets, Inc. (a)	106,635	2,590,164
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	15,250	2,615,223
QIAGEN NV (a)	54,195	1,205,839
Thermo Fisher Scientific, Inc.	3,200	398,528
		4,219,590
Pharmaceuticals - 4.2%
Actavis PLC (a)	13,629	3,009,556
Cardiome Pharma Corp. (a)	44,567	432,670
Endo Health Solutions, Inc. (a)(d)	20,990	1,675,422
GlaxoSmithKline PLC sponsored ADR	89,139	4,986,436
Jazz Pharmaceuticals PLC (a)	7,807	1,186,235
Johnson & Johnson	37,863	3,487,940
Merck & Co., Inc.	162,861	9,281,448
Novartis AG sponsored ADR	24,711	2,055,461
Orexo AB (a)	18,400	486,427
Teva Pharmaceutical Industries Ltd. sponsored ADR	107,891	5,382,682
XenoPort, Inc. (a)	199,296	1,245,600
		33,229,877
TOTAL HEALTH CARE		122,274,609
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	19,680	$ 1,858,579
KEYW Holding Corp. (a)(d)	135,382	2,477,491
Rolls-Royce Group PLC	51,300	858,185
The Boeing Co.	45,563	5,873,982
United Technologies Corp.	7,772	909,479
		11,977,716
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	31,158	1,615,854
United Parcel Service, Inc. Class B	59,175	5,667,190
		7,283,044
Commercial Services & Supplies - 0.1%
ADT Corp. (d)	19,900	611,129
Construction & Engineering - 0.1%
MasTec, Inc. (a)	17,608	720,872
Electrical Equipment - 0.7%
AMETEK, Inc.	32,730	1,742,545
Hubbell, Inc. Class B	8,182	978,076
Roper Industries, Inc.	10,335	1,401,633
Schneider Electric SA	16,500	1,474,678
		5,596,932
Industrial Conglomerates - 2.7%
Danaher Corp.	43,908	3,358,523
General Electric Co.	715,944	18,235,094
		21,593,617
Machinery - 1.1%
Caterpillar, Inc.	21,433	2,078,358
Cummins, Inc.	8,073	1,178,012
Ingersoll-Rand PLC	80,683	4,932,959
Valmont Industries, Inc.	2,796	407,181
		8,596,510
Professional Services - 0.9%
Acacia Research Corp. (d)(e)	187,737	2,878,008
Bureau Veritas SA	33,800	932,616
Michael Page International PLC	138,278	1,173,976
Towers Watson & Co.	8,599	938,151
Verisk Analytics, Inc. (a)	19,400	1,236,071
		7,158,822
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.8%
CSX Corp.	274,201	$ 7,598,110
Hertz Global Holdings, Inc. (a)	66,350	1,858,464
J.B. Hunt Transport Services, Inc.	25,000	1,796,750
Norfolk Southern Corp.	30,758	2,826,968
		14,080,292
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	24,484	925,250
WESCO International, Inc. (a)	14,012	1,207,975
		2,133,225
TOTAL INDUSTRIALS		79,752,159
INFORMATION TECHNOLOGY - 20.7%
Communications Equipment - 2.1%
Cisco Systems, Inc.	537,754	11,723,037
QUALCOMM, Inc.	66,350	4,995,492
		16,718,529
Computers & Peripherals - 3.9%
Apple, Inc.	49,003	25,787,339
EMC Corp.	190,120	5,013,464
		30,800,803
Internet Software & Services - 3.5%
eBay, Inc. (a)	15,950	937,382
Facebook, Inc. Class A (a)	25,660	1,756,684
Google, Inc. Class A (a)	17,006	20,673,344
Yahoo!, Inc. (a)	113,834	4,401,961
		27,769,371
IT Services - 4.7%
Accenture PLC Class A	8,700	725,145
Cognizant Technology Solutions Corp. Class A (a)	51,792	5,389,476
Fidelity National Information Services, Inc.	38,724	2,153,442
Gartner, Inc. Class A (a)	13,933	969,179
IBM Corp.	14,881	2,755,515
MasterCard, Inc. Class A	102,300	7,950,756
Paychex, Inc.	126,722	5,291,911
The Western Union Co.	110,912	1,855,558
Unisys Corp. (a)	71,762	2,455,696
Visa, Inc. Class A	35,880	8,106,727
		37,653,405
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	243,829	$ 4,622,998
Broadcom Corp. Class A	216,825	6,444,039
Lam Research Corp. (a)	41,084	2,125,275
		13,192,312
Software - 4.8%
Adobe Systems, Inc. (a)	38,910	2,669,615
Autodesk, Inc. (a)	91,481	4,799,093
Citrix Systems, Inc. (a)	18,096	1,086,665
Concur Technologies, Inc. (a)	11,574	1,428,810
Interactive Intelligence Group, Inc. (a)	4,000	318,520
Microsoft Corp.	537,454	20,589,863
Oracle Corp.	87,250	3,412,348
Parametric Technology Corp. (a)	31,882	1,253,281
salesforce.com, Inc. (a)	20,150	1,256,756
VMware, Inc. Class A (a)(d)	14,285	1,372,074
		38,187,025
TOTAL INFORMATION TECHNOLOGY		164,321,445
MATERIALS - 2.5%
Chemicals - 2.0%
Airgas, Inc.	23,837	2,569,629
Chemtura Corp. (a)	31,510	779,873
E.I. du Pont de Nemours & Co.	28,915	1,926,317
Intrepid Potash, Inc. (a)(d)	63,960	947,248
Johnson Matthey PLC	12,400	677,335
Monsanto Co.	54,217	5,964,954
Potash Corp. of Saskatchewan, Inc.	41,900	1,384,936
Syngenta AG (Switzerland)	5,580	2,031,347
		16,281,639
Construction Materials - 0.1%
Imerys SA	5,200	484,485
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	32,900	1,073,198
Walter Energy, Inc. (d)	195,904	2,113,804
		3,187,002
TOTAL MATERIALS		19,953,126
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	245,384	$ 11,675,371
Wireless Telecommunication Services - 0.0%
Vodafone Group PLC sponsored ADR	13,339	554,502
TOTAL TELECOMMUNICATION SERVICES		12,229,873
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC (d)	39,786	576,295
TOTAL COMMON STOCKS (Cost $619,799,367)		785,201,170
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
NJOY, Inc. Series C (e) (Cost $271,645)	33,607	568,835
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	537,004
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	15,466,813	$ 15,466,813
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	28,585,486	28,585,486
TOTAL MONEY MARKET FUNDS (Cost $44,052,299)		44,052,299
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $664,728,311)		830,359,308
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(36,571,116)
NET ASSETS - 100%		$ 793,788,192
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,634,069 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Acacia Research Corp.	2/16/12	$ 1,359,750
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,449
Fidelity Securities Lending Cash Central Fund	55,912
Total	$ 59,361
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 65,010,624	$ 62,479,258	$ -	$ 2,531,366
Consumer Staples	75,483,510	72,631,203	2,852,307	-
Energy	88,193,944	87,548,166	645,778	-
Financials	157,974,420	153,749,725	-	4,224,695
Health Care	122,274,609	122,274,609	-	-
Industrials	79,752,159	79,752,159	-	-
Information Technology	164,321,445	164,321,445	-	-
Materials	19,953,126	17,921,779	2,031,347	-
Telecommunication Services	12,229,873	12,229,873	-	-
Utilities	576,295	576,295	-	-
Corporate Bonds	537,004	-	537,004	-
Money Market Funds	44,052,299	44,052,299	-	-
Total Investments in Securities:	$ 830,359,308	$ 817,536,811	$ 6,066,436	$ 6,756,061
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $667,501,043. Net unrealized appreciation aggregated $162,858,265, of which $177,320,915 related to appreciated investment securities and $14,462,650 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

1.797925.110

AGAI-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Distributors - 0.1%
LKQ Corp. (a)	9,911	$ 276
Diversified Consumer Services - 0.3%
H&R Block, Inc.	58,726	1,858
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp.	51,045	4,857
Yum! Brands, Inc.	57,761	4,279
		9,136
Media - 3.4%
Comcast Corp. Class A (special) (non-vtg.)	202,429	10,100
Scripps Networks Interactive, Inc. Class A	5,972	485
Sinclair Broadcast Group, Inc. Class A (d)	45,927	1,360
Time Warner, Inc.	115,613	7,761
		19,706
Multiline Retail - 2.1%
Kohl's Corp.	10,644	598
Target Corp.	185,099	11,576
		12,174
Specialty Retail - 1.6%
Lewis Group Ltd.	28,336	154
Lowe's Companies, Inc.	169,657	8,488
Staples, Inc.	47,229	642
		9,284
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	7,000	815
Coach, Inc.	9,395	459
Li & Fung Ltd.	508,000	665
		1,939
TOTAL CONSUMER DISCRETIONARY		54,373
CONSUMER STAPLES - 12.2%
Beverages - 3.4%
Diageo PLC	63,479	1,993
Dr. Pepper Snapple Group, Inc.	8,278	431
Molson Coors Brewing Co. Class B	23,197	1,318
PepsiCo, Inc.	55,943	4,479
Pernod Ricard SA	4,000	471
Remy Cointreau SA	8,700	739
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	39,700	$ 1,946
The Coca-Cola Co.	219,494	8,385
		19,762
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	44,451	3,251
Jeronimo Martins SGPS SA	42,300	719
Kroger Co.	38,300	1,606
Walgreen Co.	111,082	7,548
		13,124
Food Products - 0.9%
Kellogg Co.	66,502	4,036
Mead Johnson Nutrition Co. Class A	7,600	620
Unilever NV (Certificaten Van Aandelen) (Bearer)	14,900	589
		5,245
Household Products - 2.0%
Procter & Gamble Co.	138,535	10,897
Svenska Cellulosa AB (SCA) (B Shares)	30,905	938
		11,835
Tobacco - 3.6%
British American Tobacco PLC sponsored ADR	90,976	9,897
Lorillard, Inc.	123,225	6,045
Philip Morris International, Inc.	64,038	5,181
		21,123
TOTAL CONSUMER STAPLES		71,089
ENERGY - 11.0%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	32,541	1,714
Schlumberger Ltd.	35,134	3,267
		4,981
Oil, Gas & Consumable Fuels - 10.1%
Access Midstream Partners LP	21,529	1,215
Apache Corp.	44,541	3,532
Atlas Pipeline Partners LP	49,075	1,509
BG Group PLC	222,860	4,062
Canadian Natural Resources Ltd.	110,450	4,042
Chevron Corp.	126,763	14,620
Eni SpA	23,000	552
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	27,082	$ 2,607
Imperial Oil Ltd.	56,800	2,556
Magellan Midstream Partners LP	1,854	125
Markwest Energy Partners LP	48,205	3,078
MPLX LP	6,203	303
Occidental Petroleum Corp.	103,929	10,031
Peabody Energy Corp.	7,700	135
Suncor Energy, Inc. (d)	149,590	4,935
The Williams Companies, Inc.	109,831	4,536
Western Gas Partners LP	12,500	791
		58,629
TOTAL ENERGY		63,610
FINANCIALS - 19.6%
Capital Markets - 3.5%
Apollo Investment Corp.	20,268	173
Ares Capital Corp.	12,665	228
Ashmore Group PLC	7,694	41
Charles Schwab Corp.	209,713	5,559
KKR & Co. LP	95,301	2,301
Morgan Stanley	145,430	4,479
Northern Trust Corp.	52,940	3,274
State Street Corp.	68,570	4,503
		20,558
Commercial Banks - 5.1%
Comerica, Inc.	33,857	1,631
Erste Group Bank AG	11,800	419
M&T Bank Corp.	8,072	941
Nordea Bank AB	41,600	596
PNC Financial Services Group, Inc.	52,116	4,262
Standard Chartered PLC (United Kingdom)	254,057	5,382
SunTrust Banks, Inc.	28,535	1,075
U.S. Bancorp	138,230	5,687
Wells Fargo & Co.	202,750	9,412
		29,405
Consumer Finance - 0.1%
SLM Corp.	34,738	832
Diversified Financial Services - 7.9%
Bank of America Corp.	487,442	8,057
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	256,222	$ 12,460
IntercontinentalExchange Group, Inc.	6,439	1,345
JPMorgan Chase & Co.	397,743	22,600
KKR Financial Holdings LLC	127,966	1,564
		46,026
Insurance - 1.7%
Arthur J. Gallagher & Co.	13,619	629
Brasil Insurance Participacoes e Administracao SA	21,000	142
Brown & Brown, Inc.	9,640	290
Marsh & McLennan Companies, Inc.	20,366	981
MetLife, Inc.	133,187	6,749
MetLife, Inc. unit	28,500	843
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,500	37
		9,671
Real Estate Investment Trusts - 0.8%
Alexandria Real Estate Equities, Inc.	7,700	558
Altisource Residential Corp. Class B	8,000	229
CBL & Associates Properties, Inc.	83,996	1,494
First Potomac Realty Trust	17,572	223
Sun Communities, Inc.	43,746	2,015
		4,519
Real Estate Management & Development - 0.3%
Beazer Pre-Owned Rental Homes, Inc. (a)(g)	67,500	1,434
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	90,990	1,415
TOTAL FINANCIALS		113,860
HEALTH CARE - 11.6%
Biotechnology - 1.1%
Amgen, Inc.	51,092	6,336
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	23,926	952
Ansell Ltd.	20,366	330
Coloplast A/S Series B	4,100	345
ResMed, Inc. (d)	25,904	1,140
St. Jude Medical, Inc.	28,893	1,945
Stryker Corp.	24,659	1,979
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	6,751	$ 866
Zimmer Holdings, Inc.	14,790	1,388
		8,945
Health Care Providers & Services - 2.6%
Aetna, Inc.	29,040	2,111
Fresenius Medical Care AG & Co. KGaA	11,100	762
McKesson Corp.	21,133	3,742
Patterson Companies, Inc.	22,100	910
Quest Diagnostics, Inc. (d)	64,752	3,432
UnitedHealth Group, Inc.	49,636	3,835
WellPoint, Inc.	6,006	544
		15,336
Health Care Technology - 0.2%
Quality Systems, Inc.	48,539	847
Life Sciences Tools & Services - 0.1%
Lonza Group AG	7,403	783
Pharmaceuticals - 6.1%
AbbVie, Inc.	53,560	2,727
AstraZeneca PLC sponsored ADR	11,556	783
GlaxoSmithKline PLC sponsored ADR	99,509	5,567
Johnson & Johnson	89,801	8,272
Merck & Co., Inc.	139,118	7,928
Novartis AG sponsored ADR	40,601	3,377
Sanofi SA	19,245	2,002
Teva Pharmaceutical Industries Ltd. sponsored ADR	77,874	3,885
Zoetis, Inc. Class A	22,400	695
		35,236
TOTAL HEALTH CARE		67,483
INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
Meggitt PLC	32,809	277
Rolls-Royce Group PLC	53,550	896
The Boeing Co.	47,394	6,110
United Technologies Corp.	31,931	3,737
		11,020
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	37,326	$ 1,936
United Parcel Service, Inc. Class B	65,379	6,261
		8,197
Commercial Services & Supplies - 0.3%
ADT Corp.	11,183	343
KAR Auction Services, Inc.	33,500	1,044
Ritchie Brothers Auctioneers, Inc. (d)	19,300	449
		1,836
Electrical Equipment - 0.6%
General Cable Corp.	16,509	508
Hubbell, Inc. Class B	18,212	2,177
Schneider Electric SA	6,031	539
		3,224
Industrial Conglomerates - 3.0%
General Electric Co.	681,293	17,353
Machinery - 0.6%
Caterpillar, Inc.	7,252	703
Cummins, Inc.	3,000	438
Ingersoll-Rand PLC	31,024	1,897
ITT Corp.	6,029	265
		3,303
Professional Services - 0.6%
Acacia Research Corp.	39,864	611
Amadeus Fire AG	3,043	272
Bureau Veritas SA	49,818	1,375
Michael Page International PLC	59,894	508
Towers Watson & Co.	6,856	748
		3,514
Road & Rail - 1.8%
CSX Corp.	195,633	5,421
J.B. Hunt Transport Services, Inc.	32,920	2,366
Norfolk Southern Corp.	29,408	2,703
TransForce, Inc.	11,600	244
		10,734
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	9,450	357
Beijer (G&L) AG Series B	5,489	111
Brenntag AG	1,822	339
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - continued
W.W. Grainger, Inc.	8,673	$ 2,212
Watsco, Inc.	13,764	1,354
		4,373
TOTAL INDUSTRIALS		63,554
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	384,871	8,390
QUALCOMM, Inc.	64,613	4,865
		13,255
Computers & Peripherals - 3.6%
Apple, Inc.	36,554	19,236
EMC Corp.	66,730	1,760
		20,996
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	12,539	735
Internet Software & Services - 2.9%
Google, Inc. Class A (a)	11,758	14,294
Yahoo!, Inc. (a)	59,492	2,301
		16,595
IT Services - 5.5%
Accenture PLC Class A	16,442	1,370
Cognizant Technology Solutions Corp. Class A (a)	30,110	3,133
Computer Sciences Corp.	24,919	1,575
Fidelity National Information Services, Inc.	31,838	1,771
IBM Corp.	13,200	2,444
MasterCard, Inc. Class A	74,090	5,758
Paychex, Inc.	187,209	7,818
The Western Union Co.	141,961	2,375
Visa, Inc. Class A	26,535	5,995
		32,239
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	26,673	1,356
Applied Materials, Inc.	156,893	2,975
Broadcom Corp. Class A	107,336	3,190
Maxim Integrated Products, Inc.	46,886	1,534
		9,055
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 3.1%
Microsoft Corp.	463,573	$ 17,759
Oracle Corp.	10,384	406
		18,165
TOTAL INFORMATION TECHNOLOGY		111,040
MATERIALS - 2.7%
Chemicals - 2.7%
Airgas, Inc.	22,852	2,463
E.I. du Pont de Nemours & Co.	29,231	1,947
FMC Corp.	19,929	1,538
Johnson Matthey PLC	7,100	388
Monsanto Co.	43,601	4,797
Potash Corp. of Saskatchewan, Inc.	29,800	985
Royal DSM NV	15,113	966
Syngenta AG (Switzerland)	6,317	2,300
Tronox Ltd. Class A	14,051	333
		15,717
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	15,386	481
Verizon Communications, Inc.	196,109	9,331
		9,812
UTILITIES - 0.4%
Electric Utilities - 0.3%
Ceske Energeticke Zavody A/S	9,500	256
ITC Holdings Corp.	5,341	548
Northeast Utilities	7,865	350
Southern Co.	6,760	286
		1,440
Multi-Utilities - 0.1%
Sempra Energy	8,900	841
TOTAL UTILITIES		2,281
TOTAL COMMON STOCKS (Cost $457,195)		572,819
Convertible Preferred Stocks - 0.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
NJOY, Inc. Series D (g)	5,350	$ 91
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	14,654	4,325
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	5,900	392
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,451)		4,808
Convertible Bonds - 0.2%
	Principal Amount (000s)
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17	$ 772	685
Peabody Energy Corp. 4.75% 12/15/41	600	477
		1,162
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Volcano Corp. 1.75% 12/1/17	280	284
TOTAL CONVERTIBLE BONDS (Cost $1,505)		1,446
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $353)	230	343
Money Market Funds - 1.7%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $10,136)	10,136,437	$ 10,136
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $473,640)		589,552
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(8,980)
NET ASSETS - 100%		$ 580,572
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $343,000 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,525,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ -*
Fidelity Securities Lending Cash Central Fund	7
Total	$ 7
* Amount represents less than $1,000
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,464	$ 54,373	$ -	$ 91
Consumer Staples	71,089	68,507	2,582	-
Energy	63,610	63,058	552	-
Financials	113,860	111,583	843	1,434
Health Care	71,808	69,044	2,764	-
Industrials	63,946	63,946	-	-
Information Technology	111,040	111,040	-	-
Materials	15,717	13,417	2,300	-
Telecommunication Services	9,812	9,812	-	-
Utilities	2,281	2,281	-	-
Corporate Bonds	1,446	-	1,446	-
Preferred Securities	343	-	343	-
Money Market Funds	10,136	10,136	-	-
Total Investments in Securities:	$ 589,552	$ 577,197	$ 10,830	$ 1,525
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $476,484,000. Net unrealized appreciation aggregated $113,068,000, of which $121,005,000 related to appreciated investment securities and $7,937,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

February 28, 2014

1.797923.110

EPG-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 3.7%
Harley-Davidson, Inc.	1,524,454	$ 100,705
Tesla Motors, Inc. (a)(d)	159,863	39,136
		139,841
Diversified Consumer Services - 1.3%
Anhanguera Educacional Participacoes SA	2,032,800	11,383
H&R Block, Inc.	316,752	10,022
Kroton Educacional SA	1,424,600	26,551
		47,956
Hotels, Restaurants & Leisure - 3.5%
China Lodging Group Ltd. ADR (a)	318,100	8,958
Chipotle Mexican Grill, Inc. (a)	26,485	14,970
Dunkin' Brands Group, Inc.	452,136	23,362
Las Vegas Sands Corp.	99,300	8,465
Starbucks Corp.	659,401	46,791
Yum! Brands, Inc.	444,579	32,934
		135,480
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	132,516	18,755
Internet & Catalog Retail - 1.2%
Amazon.com, Inc. (a)	74,534	26,989
TripAdvisor, Inc. (a)	182,864	18,330
		45,319
Leisure Equipment & Products - 0.1%
NJOY, Inc. (e)	202,642	3,430
Media - 0.7%
Comcast Corp. Class A (special) (non-vtg.)	548,938	27,389
Specialty Retail - 4.0%
CarMax, Inc. (a)	356,948	17,287
Five Below, Inc. (a)(d)	127,900	4,929
Home Depot, Inc.	1,078,344	88,457
TJX Companies, Inc.	262,455	16,130
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	62,352	5,592
Urban Outfitters, Inc. (a)	605,443	22,668
		155,063
Textiles, Apparel & Luxury Goods - 1.8%
ECLAT Textile Co. Ltd.	1,033,560	13,160
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Michael Kors Holdings Ltd. (a)	244,297	$ 23,948
NIKE, Inc. Class B	419,457	32,843
		69,951
TOTAL CONSUMER DISCRETIONARY		643,184
CONSUMER STAPLES - 9.3%
Beverages - 1.1%
Monster Beverage Corp. (a)	104,840	7,758
SABMiller PLC	372,034	18,235
The Coca-Cola Co.	426,326	16,286
		42,279
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	166,200	19,412
Sprouts Farmers Market LLC	48,315	1,885
Whole Foods Market, Inc.	357,383	19,317
		40,614
Food Products - 4.7%
Annie's, Inc. (a)	107,596	4,033
Green Mountain Coffee Roasters, Inc. (d)	1,195,591	131,252
Mead Johnson Nutrition Co. Class A	39,285	3,204
The Hershey Co.	380,459	40,260
		178,749
Household Products - 1.6%
Procter & Gamble Co.	794,591	62,503
Personal Products - 0.8%
Herbalife Ltd.	428,966	28,569
Inter Parfums, Inc.	116,800	3,926
		32,495
TOTAL CONSUMER STAPLES		356,640
ENERGY - 3.6%
Energy Equipment & Services - 2.2%
Cameron International Corp. (a)	137,387	8,801
Dril-Quip, Inc. (a)	159,030	17,105
National Oilwell Varco, Inc.	85,940	6,621
Oceaneering International, Inc.	324,370	23,218
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc.	417,050	$ 10,764
RigNet, Inc. (a)	325,698	15,575
		82,084
Oil, Gas & Consumable Fuels - 1.4%
Bonanza Creek Energy, Inc. (a)	358,158	17,897
Continental Resources, Inc. (a)	93,510	11,176
Noble Energy, Inc.	133,000	9,145
Pioneer Natural Resources Co.	83,502	16,799
		55,017
TOTAL ENERGY		137,101
FINANCIALS - 7.4%
Capital Markets - 4.9%
BlackRock, Inc. Class A	72,600	22,131
E*TRADE Financial Corp. (a)	1,037,155	23,305
Harvest Capital Credit Corp.	125,400	1,912
Invesco Ltd.	1,044,123	35,813
KKR & Co. LP	463,304	11,184
Legg Mason, Inc.	306,058	14,066
The Blackstone Group LP	2,222,233	74,111
Virtus Investment Partners, Inc. (a)	24,682	4,570
		187,092
Commercial Banks - 0.7%
HDFC Bank Ltd. sponsored ADR	866,396	29,102
Consumer Finance - 0.6%
American Express Co.	216,823	19,792
Shriram Transport Finance Co. Ltd.	368,982	3,533
		23,325
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	73,900	8,556
McGraw Hill Financial, Inc.	271,175	21,602
		30,158
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	248,300	$ 1,208
Realogy Holdings Corp. (a)	291,218	13,821
		15,029
TOTAL FINANCIALS		284,706
HEALTH CARE - 19.9%
Biotechnology - 11.2%
Actelion Ltd.	56,084	5,946
Alexion Pharmaceuticals, Inc. (a)	162,725	28,770
Biogen Idec, Inc. (a)	178,816	60,919
BioMarin Pharmaceutical, Inc. (a)	437,579	35,444
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	406
Enanta Pharmaceuticals, Inc. (d)	508,856	18,746
Gilead Sciences, Inc. (a)	1,710,347	141,600
Insmed, Inc. (a)	954,020	19,090
Kamada (a)(d)	849,758	14,735
Ophthotech Corp.	152,216	5,125
Regeneron Pharmaceuticals, Inc. (a)	59,075	19,642
Swedish Orphan Biovitrum AB (a)	1,227,713	16,276
Theravance, Inc. (a)(d)	962,243	35,603
UniQure B.V.	24,900	411
United Therapeutics Corp. (a)	161,298	16,359
Vanda Pharmaceuticals, Inc. (a)	671,242	10,156
		429,228
Health Care Equipment & Supplies - 0.7%
Amedica Corp.	54,400	388
AxoGen, Inc. (a)	250,900	1,014
GI Dynamics, Inc. CDI (a)	547,818	342
Intuitive Surgical, Inc. (a)	9,300	4,137
The Cooper Companies, Inc.	145,993	18,718
		24,599
Health Care Providers & Services - 1.2%
Apollo Hospitals Enterprise Ltd.	372,049	5,544
Express Scripts Holding Co. (a)	457,492	34,454
Qualicorp SA (a)	764,500	6,925
		46,923
Health Care Technology - 0.2%
Cerner Corp. (a)	142,400	8,739
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	267,549	$ 45,882
Pharmaceuticals - 5.4%
AbbVie, Inc.	640,851	32,626
Actavis PLC (a)	335,957	74,186
Novo Nordisk A/S Series B	426,785	20,310
Pacira Pharmaceuticals, Inc. (a)	265,430	20,767
Perrigo Co. PLC	125,091	20,570
Valeant Pharmaceuticals International (Canada) (a)	273,552	39,048
		207,507
TOTAL HEALTH CARE		762,878
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.3%
TransDigm Group, Inc.	168,677	30,048
United Technologies Corp.	495,019	57,927
		87,975
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	113,180	6,424
Building Products - 0.3%
A.O. Smith Corp.	212,338	10,553
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	601,267	18,735
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	58,515	3,549
MasTec, Inc. (a)	58,800	2,407
		5,956
Electrical Equipment - 1.5%
AMETEK, Inc.	339,355	18,067
Generac Holdings, Inc.	326,516	18,602
Power Solutions International, Inc. (a)	54,036	4,004
Roper Industries, Inc.	134,969	18,304
		58,977
Industrial Conglomerates - 1.8%
Danaher Corp.	929,214	71,076
Machinery - 1.5%
Caterpillar, Inc.	198,263	19,226
Graco, Inc.	39,222	3,060
Haitian International Holdings Ltd.	205,000	443
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Manitowoc Co., Inc.	1,002,048	$ 31,003
Weg SA	285,600	3,726
		57,458
Professional Services - 0.7%
Equifax, Inc.	117,071	8,202
Verisk Analytics, Inc. (a)	321,529	20,486
		28,688
TOTAL INDUSTRIALS		345,842
INFORMATION TECHNOLOGY - 27.4%
Computers & Peripherals - 1.0%
Apple, Inc.	72,661	38,237
Electronic Equipment & Components - 0.7%
National Instruments Corp.	54,900	1,590
TE Connectivity Ltd.	429,023	25,132
		26,722
Internet Software & Services - 15.7%
Cornerstone OnDemand, Inc. (a)	200,132	11,684
CoStar Group, Inc. (a)	59,860	12,034
Cvent, Inc.	91,478	3,593
Facebook, Inc. Class A (a)	4,321,000	295,823
Google, Inc. Class A (a)	160,150	194,686
Naver Corp.	35,174	26,946
SPS Commerce, Inc. (a)	195,299	13,241
Textura Corp. (d)	508,289	13,678
Xoom Corp.	57,100	1,601
Yahoo!, Inc. (a)	763,753	29,534
		602,820
IT Services - 2.0%
Gartner, Inc. Class A (a)	118,660	8,254
Visa, Inc. Class A	299,408	67,648
		75,902
Software - 8.0%
ANSYS, Inc. (a)	4,168	348
Computer Modelling Group Ltd.	432,800	11,741
Diligent Board Member Services, Inc. (a)	489,277	1,990
Electronic Arts, Inc. (a)	790,145	22,590
FireEye, Inc. (d)	345,011	29,547
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
FleetMatics Group PLC (a)	124,200	$ 4,589
Microsoft Corp.	2,815,100	107,846
NetSuite, Inc. (a)	15,629	1,799
salesforce.com, Inc. (a)	1,126,092	70,234
ServiceNow, Inc. (a)	85,100	5,792
SolarWinds, Inc. (a)	233,812	10,797
Solera Holdings, Inc.	61,100	4,180
SS&C Technologies Holdings, Inc. (a)	620,646	24,007
Tableau Software, Inc.	81,200	7,660
Workday, Inc. Class A (a)	48,600	5,342
		308,462
TOTAL INFORMATION TECHNOLOGY		1,052,143
MATERIALS - 4.4%
Chemicals - 1.9%
FMC Corp.	291,153	22,471
Monsanto Co.	216,163	23,782
Sherwin-Williams Co.	124,145	24,889
		71,142
Construction Materials - 2.5%
Eagle Materials, Inc.	601,850	53,204
James Hardie Industries PLC sponsored ADR	164,473	10,477
Vulcan Materials Co.	471,130	32,004
		95,685
TOTAL MATERIALS		166,827
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	1,512,910	16,007
UTILITIES - 0.7%
Electric Utilities - 0.7%
ITC Holdings Corp.	274,463	28,160
TOTAL COMMON STOCKS (Cost $2,706,715)		3,793,488
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (e) (Cost $4,044)	875,350	$ 4,044
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.10% (b)	22,992,980	22,993
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	114,986,650	114,987
TOTAL MONEY MARKET FUNDS (Cost $137,980)		137,980
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $2,848,739)		3,935,512
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(101,366)
NET ASSETS - 100%		$ 3,834,146
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,474,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	101
Total	$ 107
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 647,228	$ 639,754	$ -	$ 7,474
Consumer Staples	356,640	356,640	-	-
Energy	137,101	137,101	-	-
Financials	284,706	284,706	-	-
Health Care	762,878	742,162	20,716	-
Industrials	345,842	345,842	-	-
Information Technology	1,052,143	1,052,143	-	-
Materials	166,827	166,827	-	-
Telecommunication Services	16,007	16,007	-	-
Utilities	28,160	28,160	-	-
Money Market Funds	137,980	137,980	-	-
Total Investments in Securities:	$ 3,935,512	$ 3,907,322	$ 20,716	$ 7,474
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,858,693,000. Net unrealized appreciation aggregated $1,076,819,000, of which $1,093,431,000 related to appreciated investment securities and $16,612,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

February 28, 2014

1.797929.110

ASCF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.4%
Diversified Consumer Services - 1.9%
Best Bridal, Inc. (d)(e)	2,800,000	$ 17,471
Grand Canyon Education, Inc. (a)	550,000	26,070
Meiko Network Japan Co. Ltd. (e)	1,577,900	17,226
		60,767
Hotels, Restaurants & Leisure - 1.3%
Life Time Fitness, Inc. (a)	400,000	18,880
Popeyes Louisiana Kitchen, Inc. (a)	200,000	8,012
Texas Roadhouse, Inc. Class A	650,000	17,193
		44,085
Household Durables - 1.6%
Iida Group Holdings Co. Ltd. (a)	1,100,000	16,624
Tupperware Brands Corp.	440,000	34,584
		51,208
Leisure Equipment & Products - 0.7%
Smith & Wesson Holding Corp. (a)(d)	2,000,000	23,000
Media - 0.3%
Harte-Hanks, Inc.	1,170,002	9,348
Multiline Retail - 0.6%
Big Lots, Inc. (a)	700,000	20,685
Specialty Retail - 5.9%
Aarons, Inc. Class A	1,100,000	33,803
Aeropostale, Inc. (a)(d)	3,014,100	22,123
Ascena Retail Group, Inc. (a)	300,000	5,487
Genesco, Inc. (a)	500,000	37,125
Jumbo SA	900,000	17,056
Murphy U.S.A., Inc.	600,000	24,336
Office Depot, Inc. (a)	11,000,000	54,230
		194,160
Textiles, Apparel & Luxury Goods - 4.1%
Crocs, Inc. (a)	1,500,000	22,845
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,700,000	57,341
Steven Madden Ltd. (a)	1,100,000	40,095
Wolverine World Wide, Inc.	500,000	13,180
		133,461
TOTAL CONSUMER DISCRETIONARY		536,714
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.6%
Ain Pharmaciez, Inc.	100,000	$ 4,343
Sundrug Co. Ltd.	600,000	24,143
Tsuruha Holdings, Inc.	250,000	23,239
		51,725
Food Products - 1.9%
Darling International, Inc. (a)	3,200,000	64,576
TOTAL CONSUMER STAPLES		116,301
ENERGY - 6.7%
Energy Equipment & Services - 5.2%
Cathedral Energy Services Ltd. (e)	3,141,600	13,335
Key Energy Services, Inc. (a)	4,400,000	39,776
McDermott International, Inc. (a)(d)	2,000,000	16,660
Oil States International, Inc. (a)	320,000	30,374
Pason Systems, Inc.	1,600,000	41,297
Western Energy Services Corp. (a)(f)	1,080,720	9,077
Western Energy Services Corp.	2,300,000	19,317
		169,836
Oil, Gas & Consumable Fuels - 1.5%
World Fuel Services Corp.	1,100,000	49,522
TOTAL ENERGY		219,358
FINANCIALS - 20.7%
Capital Markets - 0.3%
Virtus Investment Partners, Inc. (a)	50,000	9,258
Commercial Banks - 3.6%
Bank of the Ozarks, Inc.	300,000	19,026
East West Bancorp, Inc.	1,000,000	35,690
First Financial Bankshares, Inc. (d)	170,000	10,282
Prosperity Bancshares, Inc.	300,000	18,993
Sterling Financial Corp.	1,051,900	33,314
		117,305
Consumer Finance - 0.7%
EZCORP, Inc. (non-vtg.) Class A (a)	1,765,700	22,318
Insurance - 8.4%
CNO Financial Group, Inc.	2,200,000	40,172
Enstar Group Ltd. (a)	180,000	22,532
HCC Insurance Holdings, Inc.	750,000	32,925
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Primerica, Inc.	1,400,000	$ 62,748
ProAssurance Corp.	650,000	29,549
Reinsurance Group of America, Inc.	500,000	38,495
RenaissanceRe Holdings Ltd.	500,000	47,755
		274,176
Real Estate Investment Trusts - 6.5%
Aviv REIT, Inc.	650,000	16,484
Corrections Corp. of America	1,150,000	38,353
EPR Properties	750,000	39,945
Equity Lifestyle Properties, Inc.	350,000	14,088
MFA Financial, Inc.	3,900,000	30,654
National Health Investors, Inc.	550,000	33,935
Rouse Properties, Inc. (d)	1,400,000	26,208
Sovran Self Storage, Inc.	200,000	14,798
		214,465
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	200,000	11,005
Thrifts & Mortgage Finance - 0.9%
EverBank Financial Corp. (d)	1,700,000	30,464
TOTAL FINANCIALS		678,991
HEALTH CARE - 10.6%
Biotechnology - 1.1%
United Therapeutics Corp. (a)	350,000	35,497
Health Care Equipment & Supplies - 1.7%
DENTSPLY International, Inc.	450,000	20,421
The Cooper Companies, Inc.	270,000	34,617
		55,038
Health Care Providers & Services - 5.9%
AmSurg Corp. (a)	900,000	39,474
Community Health Systems, Inc. (a)	1,600,000	66,416
Health Net, Inc. (a)	700,000	23,835
MEDNAX, Inc. (a)	300,000	18,246
The Ensign Group, Inc. (e)	1,200,000	47,520
		195,491
Health Care Technology - 0.6%
Quality Systems, Inc.	1,200,000	20,952
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	150,000	$ 22,792
Prestige Brands Holdings, Inc. (a)	650,000	18,519
		41,311
TOTAL HEALTH CARE		348,289
INDUSTRIALS - 13.3%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (a)	400,000	24,772
Teledyne Technologies, Inc. (a)	400,000	39,192
		63,964
Commercial Services & Supplies - 3.0%
Mitie Group PLC	5,600,000	32,409
UniFirst Corp.	250,000	27,423
West Corp.	1,500,000	37,680
		97,512
Construction & Engineering - 0.9%
Badger Daylighting Ltd. (d)	1,000,000	31,067
Machinery - 3.8%
Actuant Corp. Class A	700,000	24,542
Hy-Lok Corp.	600,000	15,922
Standex International Corp.	450,000	24,890
TriMas Corp. (a)	900,000	30,249
Valmont Industries, Inc.	200,000	29,126
		124,729
Marine - 0.3%
SITC International Holdings Co. Ltd.	19,000,000	8,642
Professional Services - 0.5%
Benefit One, Inc.	1,600,000	14,936
Trading Companies & Distributors - 2.9%
DXP Enterprises, Inc. (a)	150,000	15,264
Textainer Group Holdings Ltd.	750,000	27,353
WESCO International, Inc. (a)	620,000	53,450
		96,067
TOTAL INDUSTRIALS		436,917
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.6%
Electronic Equipment & Components - 4.2%
Belden, Inc.	400,000	$ 28,852
CDW Corp.	1,800,000	47,106
Insight Enterprises, Inc. (a)	1,100,000	25,278
Jabil Circuit, Inc.	1,300,000	24,063
ScanSource, Inc. (a)	350,000	13,741
		139,040
Internet Software & Services - 2.4%
Conversant, Inc. (a)	1,300,000	32,318
Perficient, Inc. (a)	839,884	17,142
Stamps.com, Inc. (a)(e)	850,000	29,903
		79,363
IT Services - 7.3%
EPAM Systems, Inc. (a)	600,000	25,158
Genpact Ltd. (a)	1,300,000	21,684
Global Payments, Inc.	1,000,000	70,326
Syntel, Inc. (a)	350,000	33,026
VeriFone Systems, Inc. (a)	2,400,000	69,480
WEX, Inc. (a)	200,000	19,364
		239,038
Semiconductors & Semiconductor Equipment - 0.8%
Omnivision Technologies, Inc. (a)	1,500,000	25,905
Software - 2.9%
NIIT Technologies Ltd. (e)	3,800,000	27,422
Sword Group (e)	587,339	14,755
Verint Systems, Inc. (a)	620,000	29,022
Zensar Technologies Ltd. (e)	3,500,000	22,429
		93,628
TOTAL INFORMATION TECHNOLOGY		576,974
MATERIALS - 3.2%
Chemicals - 1.6%
Axiall Corp.	400,000	16,188
PolyOne Corp.	1,000,000	37,500
		53,688
Containers & Packaging - 0.9%
Sealed Air Corp.	900,000	30,636
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.7%
Aurubis AG (d)	400,000	$ 22,267
TOTAL MATERIALS		106,591
UTILITIES - 0.4%
Gas Utilities - 0.4%
New Jersey Resources Corp.	300,000	13,503
TOTAL COMMON STOCKS (Cost $2,356,127)		3,033,638
U.S. Treasury Obligations - 0.3%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.06% 4/17/14 to 5/29/14 (h) (Cost $8,109)	$ 8,110	8,109
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $18,643)	12,000	17,920
Money Market Funds - 9.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	212,959,526	$ 212,960
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	88,291,363	88,291
TOTAL MONEY MARKET FUNDS (Cost $301,251)		301,251
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,684,130)		3,360,918
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(79,273)
NET ASSETS - 100%		$ 3,281,645
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,673 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 197,732	$ 3,958

The face value of futures purchased as a percentage of net assets is 6.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $26,997,000 or 0.8% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,109,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	224
Total	$ 248
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Atrium Innovations, Inc.	$ 46,147	$ -	$ 44,191	$ -	$ -
Badger Daylighting Ltd.	60,809	365	36,174	113	-
Best Bridal, Inc.	18,568	69	-	121	17,471
Cathedral Energy Services Ltd.	14,931	-	-	207	13,335
Meiko Network Japan Co. Ltd.	16,280	-	-	222	17,226
NIIT Technologies Ltd.	19,396	-	-	-	27,422
Stamps.com, Inc.	40,385	-	1,143	-	29,903
Sword Group	12,673	-	-	-	14,755
The Ensign Group, Inc.	55,437	-	1,216	84	47,520
Zensar Technologies Ltd.	18,120	-	-	224	22,429
Total	$ 302,746	$ 434	$ 82,724	$ 971	$ 190,061
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,714	$ 536,714	$ -	$ -
Consumer Staples	116,301	116,301	-	-
Energy	219,358	219,358	-	-
Financials	678,991	678,991	-	-
Health Care	348,289	348,289	-	-
Industrials	436,917	436,917	-	-
Information Technology	576,974	576,974	-	-
Materials	106,591	106,591	-	-
Utilities	13,503	13,503	-	-
U.S. Government and Government Agency Obligations	8,109	-	8,109	-
Preferred Securities	17,920	-	17,920	-
Money Market Funds	301,251	301,251	-	-
Total Investments in Securities:	$ 3,360,918	$ 3,334,889	$ 26,029	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,958	$ 3,958	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,684,134,000. Net unrealized appreciation aggregated $676,784,000, of which $792,335,000 related to appreciated investment securities and $115,551,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

1.797930.110

SO-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 4.2%
Delphi Automotive PLC	719,777	$ 47,916
Tenneco, Inc. (a)	164,524	9,911
TRW Automotive Holdings Corp. (a)	91,400	7,524
		65,351
Automobiles - 4.0%
Bayerische Motoren Werke AG (BMW)	36,387	4,229
General Motors Co.	1,467,636	53,128
Volkswagen AG	18,856	4,818
		62,175
Diversified Consumer Services - 0.9%
Service Corp. International	729,650	13,637
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	12,099
Wyndham Worldwide Corp.	199,867	14,566
		26,665
Household Durables - 3.8%
Lennar Corp. Class A	424,700	18,636
PulteGroup, Inc.	744,504	15,627
Ryland Group, Inc.	151,400	7,054
Standard Pacific Corp. (a)	1,866,450	17,003
		58,320
Leisure Equipment & Products - 0.9%
Hasbro, Inc.	266,797	14,717
Media - 1.0%
Omnicom Group, Inc.	120,112	9,090
Regal Entertainment Group Class A (d)	363,100	6,681
		15,771
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	343,641	17,471
GameStop Corp. Class A (d)	674,513	25,166
		42,637
TOTAL CONSUMER DISCRETIONARY		299,273
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Cott Corp. (d)	3,511,564	28,542
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	237,100	$ 17,341
Food Products - 1.6%
Bunge Ltd.	102,214	8,137
Calavo Growers, Inc.	232,028	7,225
SunOpta, Inc. (a)	984,885	9,563
		24,925
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,178
TOTAL CONSUMER STAPLES		81,986
ENERGY - 4.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	183,600	10,465
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)(d)	1,323,859	7,109
Denbury Resources, Inc.	1,516,780	24,815
HollyFrontier Corp.	153,000	6,972
The Williams Companies, Inc.	154,500	6,381
Valero Energy Corp.	327,300	15,704
		60,981
TOTAL ENERGY		71,446
FINANCIALS - 12.2%
Commercial Banks - 4.4%
CIT Group, Inc.	157,349	7,660
Regions Financial Corp.	778,163	8,280
U.S. Bancorp	862,484	35,483
Wells Fargo & Co.	377,370	17,518
		68,941
Diversified Financial Services - 4.3%
Bank of America Corp.	3,355,213	55,462
Citigroup, Inc.	227,323	11,055
		66,517
Insurance - 3.5%
AFLAC, Inc.	549,986	35,243
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 10,039
Unum Group	235,260	8,182
		53,464
TOTAL FINANCIALS		188,922
HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 5.2%
Alere, Inc. (a)	172,283	6,330
Boston Scientific Corp. (a)	1,785,400	23,389
C.R. Bard, Inc.	75,400	10,870
St. Jude Medical, Inc.	463,300	31,189
Zimmer Holdings, Inc.	87,600	8,220
		79,998
Health Care Providers & Services - 2.1%
DaVita HealthCare Partners, Inc. (a)	158,496	10,893
Universal Health Services, Inc. Class B	278,914	22,391
		33,284
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	180,700	10,287
PerkinElmer, Inc.	207,500	9,404
		19,691
Pharmaceuticals - 6.2%
Johnson & Johnson	187,800	17,300
Merck & Co., Inc.	390,800	22,272
Sanofi SA sponsored ADR	1,088,444	56,425
		95,997
TOTAL HEALTH CARE		228,970
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.5%
Alliant Techsystems, Inc.	278,850	37,586
Esterline Technologies Corp. (a)	180,022	19,388
Honeywell International, Inc.	139,500	13,174
Textron, Inc.	223,717	8,882
United Technologies Corp.	47,400	5,547
		84,577
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion Plc	69,366	$ 3,770
Armstrong World Industries, Inc. (a)	143,230	7,862
		11,632
Machinery - 1.1%
Blount International, Inc. (a)	292,004	3,577
Ingersoll-Rand PLC	208,100	12,723
		16,300
TOTAL INDUSTRIALS		112,509
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	4,460
Computers & Peripherals - 2.8%
Apple, Inc.	80,880	42,562
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	9,216
Semiconductors & Semiconductor Equipment - 3.7%
MagnaChip Semiconductor Corp. (a)	978,700	14,426
Micron Technology, Inc. (a)	911,183	22,042
ON Semiconductor Corp. (a)	1,190,970	11,124
Spansion, Inc. Class A (a)	613,543	10,007
		57,599
Software - 4.0%
Microsoft Corp.	429,324	16,447
Symantec Corp.	2,116,671	45,466
		61,913
TOTAL INFORMATION TECHNOLOGY		175,750
MATERIALS - 9.5%
Chemicals - 9.2%
Ashland, Inc.	83,100	7,842
Axiall Corp.	81,626	3,303
LyondellBasell Industries NV Class A	1,132,092	99,715
PPG Industries, Inc.	116,596	23,065
W.R. Grace & Co. (a)	83,628	8,475
		142,400
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	$ 5,134
TOTAL MATERIALS		147,534
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (a)	558,139	20,551
UTILITIES - 4.0%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,187
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (a)	822,963	15,677
The AES Corp.	1,687,800	23,038
		38,715
Multi-Utilities - 1.1%
Sempra Energy	179,639	16,970
TOTAL UTILITIES		61,872
TOTAL COMMON STOCKS (Cost $908,269)		1,388,813
Nonconvertible Bonds - 0.4%
Principal Amount (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,428)	$ 7,670	6,481
Money Market Funds - 11.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	149,681,651	$ 149,682
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	33,396,365	33,396
TOTAL MONEY MARKET FUNDS (Cost $183,078)		183,078
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,097,775)		1,578,372
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(30,322)
NET ASSETS - 100%		$ 1,548,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	28
Total	$ 56
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Total	$ 34,067	$ 0	$ 18,895	$ 96	$ 0
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,273	$ 299,273	$ -	$ -
Consumer Staples	81,986	81,986	-	-
Energy	71,446	71,446	-	-
Financials	188,922	188,922	-	-
Health Care	228,970	228,970	-	-
Industrials	112,509	112,509	-	-
Information Technology	175,750	175,750	-	-
Materials	147,534	147,534	-	-
Telecommunication Services	20,551	20,551	-	-
Utilities	61,872	61,872	-	-
Corporate Bonds	6,481	-	6,481	-
Money Market Funds	183,078	183,078	-	-
Total Investments in Securities:	$ 1,578,372	$ 1,571,891	$ 6,481	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $1,100,376,000. Net unrealized appreciation aggregated $477,996,000, of which $495,001,000 related to appreciated investment securities and $17,005,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor®
Value Strategies Fund)

February 28, 2014

1.814094.109

SOI-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 4.2%
Delphi Automotive PLC	719,777	$ 47,916
Tenneco, Inc. (a)	164,524	9,911
TRW Automotive Holdings Corp. (a)	91,400	7,524
		65,351
Automobiles - 4.0%
Bayerische Motoren Werke AG (BMW)	36,387	4,229
General Motors Co.	1,467,636	53,128
Volkswagen AG	18,856	4,818
		62,175
Diversified Consumer Services - 0.9%
Service Corp. International	729,650	13,637
Hotels, Restaurants & Leisure - 1.7%
Cedar Fair LP (depositary unit)	227,420	12,099
Wyndham Worldwide Corp.	199,867	14,566
		26,665
Household Durables - 3.8%
Lennar Corp. Class A	424,700	18,636
PulteGroup, Inc.	744,504	15,627
Ryland Group, Inc.	151,400	7,054
Standard Pacific Corp. (a)	1,866,450	17,003
		58,320
Leisure Equipment & Products - 0.9%
Hasbro, Inc.	266,797	14,717
Media - 1.0%
Omnicom Group, Inc.	120,112	9,090
Regal Entertainment Group Class A (d)	363,100	6,681
		15,771
Specialty Retail - 2.8%
Asbury Automotive Group, Inc. (a)	343,641	17,471
GameStop Corp. Class A (d)	674,513	25,166
		42,637
TOTAL CONSUMER DISCRETIONARY		299,273
CONSUMER STAPLES - 5.3%
Beverages - 1.9%
Cott Corp. (d)	3,511,564	28,542
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	237,100	$ 17,341
Food Products - 1.6%
Bunge Ltd.	102,214	8,137
Calavo Growers, Inc.	232,028	7,225
SunOpta, Inc. (a)	984,885	9,563
		24,925
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,178
TOTAL CONSUMER STAPLES		81,986
ENERGY - 4.6%
Energy Equipment & Services - 0.7%
Halliburton Co.	183,600	10,465
Oil, Gas & Consumable Fuels - 3.9%
Alpha Natural Resources, Inc. (a)(d)	1,323,859	7,109
Denbury Resources, Inc.	1,516,780	24,815
HollyFrontier Corp.	153,000	6,972
The Williams Companies, Inc.	154,500	6,381
Valero Energy Corp.	327,300	15,704
		60,981
TOTAL ENERGY		71,446
FINANCIALS - 12.2%
Commercial Banks - 4.4%
CIT Group, Inc.	157,349	7,660
Regions Financial Corp.	778,163	8,280
U.S. Bancorp	862,484	35,483
Wells Fargo & Co.	377,370	17,518
		68,941
Diversified Financial Services - 4.3%
Bank of America Corp.	3,355,213	55,462
Citigroup, Inc.	227,323	11,055
		66,517
Insurance - 3.5%
AFLAC, Inc.	549,986	35,243
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 10,039
Unum Group	235,260	8,182
		53,464
TOTAL FINANCIALS		188,922
HEALTH CARE - 14.8%
Health Care Equipment & Supplies - 5.2%
Alere, Inc. (a)	172,283	6,330
Boston Scientific Corp. (a)	1,785,400	23,389
C.R. Bard, Inc.	75,400	10,870
St. Jude Medical, Inc.	463,300	31,189
Zimmer Holdings, Inc.	87,600	8,220
		79,998
Health Care Providers & Services - 2.1%
DaVita HealthCare Partners, Inc. (a)	158,496	10,893
Universal Health Services, Inc. Class B	278,914	22,391
		33,284
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	180,700	10,287
PerkinElmer, Inc.	207,500	9,404
		19,691
Pharmaceuticals - 6.2%
Johnson & Johnson	187,800	17,300
Merck & Co., Inc.	390,800	22,272
Sanofi SA sponsored ADR	1,088,444	56,425
		95,997
TOTAL HEALTH CARE		228,970
INDUSTRIALS - 7.3%
Aerospace & Defense - 5.5%
Alliant Techsystems, Inc.	278,850	37,586
Esterline Technologies Corp. (a)	180,022	19,388
Honeywell International, Inc.	139,500	13,174
Textron, Inc.	223,717	8,882
United Technologies Corp.	47,400	5,547
		84,577
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.7%
Allegion Plc	69,366	$ 3,770
Armstrong World Industries, Inc. (a)	143,230	7,862
		11,632
Machinery - 1.1%
Blount International, Inc. (a)	292,004	3,577
Ingersoll-Rand PLC	208,100	12,723
		16,300
TOTAL INDUSTRIALS		112,509
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	204,600	4,460
Computers & Peripherals - 2.8%
Apple, Inc.	80,880	42,562
IT Services - 0.6%
Fidelity National Information Services, Inc.	165,730	9,216
Semiconductors & Semiconductor Equipment - 3.7%
MagnaChip Semiconductor Corp. (a)	978,700	14,426
Micron Technology, Inc. (a)	911,183	22,042
ON Semiconductor Corp. (a)	1,190,970	11,124
Spansion, Inc. Class A (a)	613,543	10,007
		57,599
Software - 4.0%
Microsoft Corp.	429,324	16,447
Symantec Corp.	2,116,671	45,466
		61,913
TOTAL INFORMATION TECHNOLOGY		175,750
MATERIALS - 9.5%
Chemicals - 9.2%
Ashland, Inc.	83,100	7,842
Axiall Corp.	81,626	3,303
LyondellBasell Industries NV Class A	1,132,092	99,715
PPG Industries, Inc.	116,596	23,065
W.R. Grace & Co. (a)	83,628	8,475
		142,400
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	$ 5,134
TOTAL MATERIALS		147,534
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Level 3 Communications, Inc. (a)	558,139	20,551
UTILITIES - 4.0%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,187
Independent Power Producers & Energy Traders - 2.5%
Calpine Corp. (a)	822,963	15,677
The AES Corp.	1,687,800	23,038
		38,715
Multi-Utilities - 1.1%
Sempra Energy	179,639	16,970
TOTAL UTILITIES		61,872
TOTAL COMMON STOCKS (Cost $908,269)		1,388,813
Nonconvertible Bonds - 0.4%
Principal Amount (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 6.25% 6/1/21 (Cost $6,428)	$ 7,670	6,481
Money Market Funds - 11.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	149,681,651	$ 149,682
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	33,396,365	33,396
TOTAL MONEY MARKET FUNDS (Cost $183,078)		183,078
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,097,775)		1,578,372
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(30,322)
NET ASSETS - 100%		$ 1,548,050
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Fidelity Securities Lending Cash Central Fund	28
Total	$ 56
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
The Bon-Ton Stores, Inc.	$ 34,067	$ -	$ 18,895	$ 96	$ -
Total	$ 34,067	$ 0	$ 18,895	$ 96	$ 0
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 299,273	$ 299,273	$ -	$ -
Consumer Staples	81,986	81,986	-	-
Energy	71,446	71,446	-	-
Financials	188,922	188,922	-	-
Health Care	228,970	228,970	-	-
Industrials	112,509	112,509	-	-
Information Technology	175,750	175,750	-	-
Materials	147,534	147,534	-	-
Telecommunication Services	20,551	20,551	-	-
Utilities	61,872	61,872	-	-
Corporate Bonds	6,481	-	6,481	-
Money Market Funds	183,078	183,078	-	-
Total Investments in Securities:	$ 1,578,372	$ 1,571,891	$ 6,481	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $1,100,376,000. Net unrealized appreciation aggregated $477,996,000, of which $495,001,000 related to appreciated investment securities and $17,005,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Series Growth
Opportunities Fund

February 28, 2014

1.967935.100

AXS3-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 17.7%
Auto Components - 0.2%
Tenneco, Inc. (a)	30,300	$ 1,825,272
Automobiles - 1.0%
Tesla Motors, Inc. (a)(d)	37,400	9,155,894
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	59,800	525,642
Buffalo Wild Wings, Inc. (a)	14,400	2,088,000
Chipotle Mexican Grill, Inc. (a)	6,000	3,391,260
Chuys Holdings, Inc. (a)	36,000	1,433,160
Dunkin' Brands Group, Inc.	43,500	2,247,645
Las Vegas Sands Corp.	35,200	3,000,800
McDonald's Corp.	36,600	3,482,490
Starbucks Corp.	80,900	5,740,664
Starwood Hotels & Resorts Worldwide, Inc.	16,300	1,344,098
Wendy's Co.	201,700	1,932,286
		25,186,045
Household Durables - 1.4%
Harman International Industries, Inc.	37,700	3,948,321
Lennar Corp. Class A	102,100	4,480,148
SodaStream International Ltd. (a)(d)	29,500	1,164,660
Toll Brothers, Inc. (a)	65,100	2,539,551
Tupperware Brands Corp.	14,700	1,155,420
		13,288,100
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	29,200	10,573,320
priceline.com, Inc. (a)	3,600	4,855,824
Shutterfly, Inc. (a)	20,800	1,134,848
		16,563,992
Media - 3.7%
AMC Networks, Inc. Class A (a)	50,700	3,854,214
Comcast Corp. Class A	297,800	15,393,282
DIRECTV (a)	30,000	2,328,000
IMAX Corp. (a)	118,700	3,175,226
Lions Gate Entertainment Corp.	65,600	2,017,200
News Corp. Class A (a)	10,500	192,465
The Walt Disney Co.	32,700	2,642,487
Twenty-First Century Fox, Inc. Class A	152,400	5,111,496
		34,714,370
Multiline Retail - 0.2%
Target Corp.	24,900	1,557,246
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.2%
Bed Bath & Beyond, Inc. (a)	17,300	$ 1,173,286
Cabela's, Inc. Class A (a)	31,600	2,095,712
CarMax, Inc. (a)	56,200	2,721,766
DSW, Inc. Class A	35,100	1,350,648
Five Below, Inc. (a)	27,500	1,059,850
GNC Holdings, Inc.	37,500	1,744,500
Home Depot, Inc.	80,100	6,570,603
Lumber Liquidators Holdings, Inc. (a)(d)	92,400	9,912,672
TJX Companies, Inc.	45,100	2,771,846
		29,400,883
Textiles, Apparel & Luxury Goods - 3.5%
Fossil Group, Inc. (a)	38,800	4,458,508
Kate Spade & Co. (a)	38,100	1,303,782
lululemon athletica, Inc. (a)(d)	236,200	11,883,222
Michael Kors Holdings Ltd. (a)	60,900	5,970,027
Moncler SpA	5,300	97,078
NIKE, Inc. Class B	39,900	3,124,170
Prada SpA	126,300	948,810
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	35,400	1,194,042
Steven Madden Ltd. (a)	68,800	2,507,760
Under Armour, Inc. Class A (sub. vtg.) (a)	12,400	1,403,060
		32,890,459
TOTAL CONSUMER DISCRETIONARY		164,582,261
CONSUMER STAPLES - 10.3%
Beverages - 1.6%
Monster Beverage Corp. (a)	37,500	2,775,000
PepsiCo, Inc.	47,900	3,835,353
SABMiller PLC	26,200	1,284,169
The Coca-Cola Co.	172,700	6,597,140
		14,491,662
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	67,000	7,825,600
CVS Caremark Corp.	99,300	7,262,802
Fresh Market, Inc. (a)	14,900	499,150
Wal-Mart Stores, Inc.	62,100	4,638,870
Walgreen Co.	78,500	5,334,075
Whole Foods Market, Inc.	55,700	3,010,585
		28,571,082
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 2.5%
Bunge Ltd.	17,400	$ 1,385,214
Green Mountain Coffee Roasters, Inc.	169,300	18,585,754
Mead Johnson Nutrition Co. Class A	26,800	2,185,540
Mondelez International, Inc.	33,200	1,129,796
		23,286,304
Household Products - 0.9%
Procter & Gamble Co.	74,600	5,868,036
Svenska Cellulosa AB (SCA) (B Shares)	84,300	2,559,904
		8,427,940
Personal Products - 0.4%
Avon Products, Inc.	27,400	423,878
Herbalife Ltd.	47,500	3,163,500
		3,587,378
Tobacco - 1.8%
Altria Group, Inc.	218,300	7,915,558
Japan Tobacco, Inc.	9,400	299,388
Lorillard, Inc.	49,800	2,443,188
Philip Morris International, Inc.	80,500	6,513,255
		17,171,389
TOTAL CONSUMER STAPLES		95,535,755
ENERGY - 4.3%
Energy Equipment & Services - 1.4%
FMC Technologies, Inc. (a)	25,500	1,281,120
Halliburton Co.	30,800	1,755,600
National Oilwell Varco, Inc.	21,900	1,687,176
Schlumberger Ltd.	92,600	8,611,800
		13,335,696
Oil, Gas & Consumable Fuels - 2.9%
Anadarko Petroleum Corp.	19,800	1,666,368
Cabot Oil & Gas Corp.	52,600	1,841,000
Chesapeake Energy Corp.	44,100	1,142,631
Concho Resources, Inc. (a)	18,600	2,253,018
Continental Resources, Inc. (a)	23,100	2,760,912
EOG Resources, Inc.	5,600	1,060,752
Exxon Mobil Corp.	200	19,254
Hess Corp.	35,600	2,849,068
Noble Energy, Inc.	14,800	1,017,648
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	56,700	$ 5,472,684
PDC Energy, Inc. (a)	12,700	789,051
Peabody Energy Corp.	55,200	969,312
Phillips 66 Co.	9,700	726,142
Pioneer Natural Resources Co.	7,300	1,468,614
Range Resources Corp.	4,300	370,015
Southwestern Energy Co. (a)	21,200	876,408
Valero Energy Corp.	30,900	1,482,582
		26,765,459
TOTAL ENERGY		40,101,155
FINANCIALS - 4.1%
Capital Markets - 0.8%
BlackRock, Inc. Class A	6,100	1,859,524
Charles Schwab Corp.	145,600	3,859,856
Goldman Sachs Group, Inc.	6,400	1,065,280
T. Rowe Price Group, Inc.	7,900	641,243
		7,425,903
Commercial Banks - 0.3%
Signature Bank (a)	8,300	1,086,719
Wells Fargo & Co.	33,100	1,536,502
		2,623,221
Consumer Finance - 2.1%
American Express Co.	117,300	10,707,144
Discover Financial Services	151,800	8,710,284
		19,417,428
Diversified Financial Services - 0.7%
Bank of America Corp.	74,600	1,233,138
BM&F Bovespa SA	210,800	905,323
Citigroup, Inc.	27,200	1,322,736
CME Group, Inc.	5,700	420,774
JPMorgan Chase & Co.	51,900	2,948,958
		6,830,929
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	7,100	1,145,159
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	29,700	$ 574,101
TOTAL FINANCIALS		38,016,741
HEALTH CARE - 18.7%
Biotechnology - 13.3%
ACADIA Pharmaceuticals, Inc. (a)	27,700	783,910
Alexion Pharmaceuticals, Inc. (a)	36,100	6,382,480
Alkermes PLC (a)	11,000	535,370
Alnylam Pharmaceuticals, Inc. (a)	12,400	1,007,376
Amarin Corp. PLC ADR (a)(d)	64,500	112,230
Amgen, Inc.	62,600	7,763,652
Biogen Idec, Inc. (a)	12,300	4,190,364
BioMarin Pharmaceutical, Inc. (a)	35,600	2,883,600
Bluebird Bio, Inc.	22,200	566,100
Celgene Corp. (a)	14,600	2,346,950
Celldex Therapeutics, Inc. (a)	56,400	1,648,008
Cepheid, Inc. (a)	36,300	1,947,858
Clovis Oncology, Inc. (a)	4,300	342,366
Exelixis, Inc. (a)	64,779	457,340
Geron Corp. (a)	513,500	2,441,693
Gilead Sciences, Inc. (a)	151,100	12,509,569
ImmunoGen, Inc. (a)(d)	363,900	5,967,960
Immunomedics, Inc. (a)	1,700	8,058
Insmed, Inc. (a)	92,800	1,856,928
InterMune, Inc. (a)	27,800	835,112
Ironwood Pharmaceuticals, Inc. Class A (a)	42,118	611,132
Isis Pharmaceuticals, Inc. (a)	14,200	724,200
Lexicon Pharmaceuticals, Inc. (a)	1,948,900	3,488,531
Merrimack Pharmaceuticals, Inc. (a)(d)	163,000	811,740
Metabolix, Inc. (a)(d)	70,600	90,368
NPS Pharmaceuticals, Inc. (a)	1,400	48,972
Ophthotech Corp.	15,700	528,619
Prothena Corp. PLC (a)	1,229	44,256
Receptos, Inc.	23,800	1,103,963
Regeneron Pharmaceuticals, Inc. (a)	86,200	28,661,500
Rigel Pharmaceuticals, Inc. (a)	181,900	625,736
Seattle Genetics, Inc. (a)(d)	386,643	20,333,555
Swedish Orphan Biovitrum AB (a)	106,000	1,405,255
Theravance, Inc. (a)	86,000	3,182,000
Transition Therapeutics, Inc. (a)	178,600	1,285,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
UniQure B.V.	1,100	$ 18,150
Vertex Pharmaceuticals, Inc. (a)	18,700	1,512,082
XOMA Corp. (a)	534,100	4,465,076
		123,527,979
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	23,700	942,786
Align Technology, Inc. (a)	15,600	816,348
Baxter International, Inc.	10,500	729,750
Cyberonics, Inc. (a)	18,000	1,232,460
Steris Corp.	46,100	2,127,515
		5,848,859
Health Care Providers & Services - 1.0%
Accretive Health, Inc. (a)	158,100	1,309,068
BioScrip, Inc. (a)	202,700	1,445,251
Catamaran Corp. (a)	17,100	769,986
Express Scripts Holding Co. (a)	34,100	2,568,071
McKesson Corp.	16,200	2,868,210
		8,960,586
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	121,200	2,250,684
athenahealth, Inc. (a)	22,000	4,265,140
		6,515,824
Life Sciences Tools & Services - 0.8%
Illumina, Inc. (a)	44,300	7,597,007
Pharmaceuticals - 2.3%
AbbVie, Inc.	40,800	2,077,128
Actavis PLC (a)	12,000	2,649,840
Allergan, Inc.	22,300	2,832,100
Auxilium Pharmaceuticals, Inc. (a)	59,800	1,838,850
Bristol-Myers Squibb Co.	63,100	3,392,887
Hospira, Inc. (a)	15,800	683,824
Jazz Pharmaceuticals PLC (a)	6,800	1,033,226
Johnson & Johnson	10,000	921,200
Questcor Pharmaceuticals, Inc.	45,000	2,733,750
Revance Therapeutics, Inc.	4,400	118,492
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Valeant Pharmaceuticals International (Canada) (a)	23,100	$ 3,297,377
XenoPort, Inc. (a)	47,400	296,250
		21,874,924
TOTAL HEALTH CARE		174,325,179
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	33,200	3,135,408
The Boeing Co.	35,500	4,576,660
		7,712,068
Air Freight & Logistics - 0.8%
FedEx Corp.	17,000	2,266,610
United Parcel Service, Inc. Class B	53,600	5,133,272
		7,399,882
Airlines - 1.7%
Delta Air Lines, Inc.	41,600	1,381,536
Southwest Airlines Co.	144,600	3,244,824
Spirit Airlines, Inc. (a)	80,000	4,518,400
United Continental Holdings, Inc. (a)	148,200	6,663,072
		15,807,832
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	53,200	1,873,172
Electrical Equipment - 0.5%
Acuity Brands, Inc.	23,500	3,314,675
Roper Industries, Inc.	10,300	1,396,886
		4,711,561
Industrial Conglomerates - 1.2%
3M Co.	18,400	2,479,032
Danaher Corp.	83,500	6,386,915
General Electric Co.	69,200	1,762,524
		10,628,471
Machinery - 0.5%
Caterpillar, Inc.	22,000	2,133,340
Cummins, Inc.	7,800	1,138,176
ITT Corp.	6,300	276,570
Xylem, Inc.	16,600	653,210
		4,201,296
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 2.0%
CSX Corp.	84,500	$ 2,341,495
Hertz Global Holdings, Inc. (a)	169,100	4,736,491
J.B. Hunt Transport Services, Inc.	28,800	2,069,856
Kansas City Southern	2,800	262,976
Union Pacific Corp.	53,100	9,578,178
		18,988,996
TOTAL INDUSTRIALS		71,323,278
INFORMATION TECHNOLOGY - 33.4%
Communications Equipment - 1.6%
Infinera Corp. (a)(d)	399,900	3,327,168
QUALCOMM, Inc.	145,300	10,939,637
ViaSat, Inc. (a)	15,000	1,000,650
		15,267,455
Computers & Peripherals - 4.1%
3D Systems Corp. (a)(d)	8,800	668,448
Apple, Inc.	65,800	34,626,592
Fusion-io, Inc. (a)(d)	133,300	1,462,301
Nimble Storage, Inc.	1,300	62,413
SanDisk Corp.	13,000	965,900
		37,785,654
Electronic Equipment & Components - 0.3%
IPG Photonics Corp. (a)(d)	23,500	1,686,595
Trimble Navigation Ltd. (a)	21,340	814,121
		2,500,716
Internet Software & Services - 11.0%
Akamai Technologies, Inc. (a)	8,400	513,492
Angie's List, Inc. (a)	62,900	874,939
Cornerstone OnDemand, Inc. (a)	38,700	2,259,306
eBay, Inc. (a)	144,100	8,468,757
Facebook, Inc. Class A (a)	422,300	28,910,658
Google, Inc. Class A (a)	39,700	48,261,305
LinkedIn Corp. (a)	4,900	999,796
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	28,700	3,146,094
Rackspace Hosting, Inc. (a)	35,600	1,309,012
Tencent Holdings Ltd.	40,200	3,224,578
Trulia, Inc. (a)(d)	22,900	686,084
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Twitter, Inc. (d)	2,600	$ 142,766
Web.com Group, Inc. (a)	103,600	3,776,220
		102,573,007
IT Services - 3.6%
Cognizant Technology Solutions Corp. Class A (a)	34,000	3,538,040
IBM Corp.	29,200	5,406,964
MasterCard, Inc. Class A	133,000	10,336,760
Visa, Inc. Class A	63,300	14,302,002
		33,583,766
Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	75,900	1,439,064
Applied Micro Circuits Corp. (a)	373,200	4,276,872
Broadcom Corp. Class A	40,800	1,212,576
Cavium, Inc. (a)	19,900	838,387
Cree, Inc. (a)	200,600	12,322,858
Cypress Semiconductor Corp.	347,000	3,397,130
Intel Corp.	27,400	678,424
Mellanox Technologies Ltd. (a)	49,700	1,815,044
Nanoco Group PLC (a)(d)	171,800	346,664
NVIDIA Corp.	202,500	3,721,950
Rambus, Inc. (a)	247,600	2,282,872
Silicon Laboratories, Inc. (a)	105,700	5,493,229
Xilinx, Inc.	16,500	861,300
		38,686,370
Software - 8.6%
Adobe Systems, Inc. (a)	21,300	1,461,393
Citrix Systems, Inc. (a)	9,600	576,480
Concur Technologies, Inc. (a)	17,600	2,172,720
Interactive Intelligence Group, Inc. (a)	24,600	1,958,898
Intuit, Inc.	19,400	1,516,110
Microsoft Corp.	225,000	8,619,750
NetSuite, Inc. (a)	35,700	4,108,713
Oracle Corp.	90,100	3,523,811
Qlik Technologies, Inc. (a)	63,200	1,927,600
Red Hat, Inc. (a)	143,200	8,447,368
salesforce.com, Inc. (a)	605,000	37,733,850
ServiceNow, Inc. (a)	35,100	2,388,906
SolarWinds, Inc. (a)	25,400	1,172,972
Solera Holdings, Inc.	3,800	259,996
Splunk, Inc. (a)	11,300	1,048,075
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TiVo, Inc. (a)	70,100	$ 946,350
VMware, Inc. Class A (a)	7,800	749,190
Workday, Inc. Class A (a)	17,100	1,879,632
		80,491,814
TOTAL INFORMATION TECHNOLOGY		310,888,782
MATERIALS - 1.7%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	27,000	1,798,740
Eastman Chemical Co.	8,300	725,669
Monsanto Co.	83,300	9,164,666
The Mosaic Co.	26,300	1,285,018
		12,974,093
Metals & Mining - 0.3%
Nucor Corp.	20,400	1,024,896
U.S. Silica Holdings, Inc. (d)	53,200	1,744,960
		2,769,856
TOTAL MATERIALS		15,743,949
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	48,300	2,298,114
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	59,700	521,778
T-Mobile U.S., Inc. (a)	48,500	1,479,250
		2,001,028
TOTAL TELECOMMUNICATION SERVICES		4,299,142
TOTAL COMMON STOCKS (Cost $821,709,715)		914,816,242
Convertible Preferred Stocks - 0.0%
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Cloudera, Inc. Series F (e) (Cost $151,366)	10,396	$ 151,366
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 0.10% (b)	17,050,800	17,050,800
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	52,701,056	52,701,056
TOTAL MONEY MARKET FUNDS (Cost $69,751,856)		69,751,856
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $891,612,937)		984,719,464
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(54,197,203)
NET ASSETS - 100%		$ 930,522,261
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $151,366 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 151,366
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,516
Fidelity Securities Lending Cash Central Fund	53,105
Total	$ 58,621
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,582,261	$ 164,582,261	$ -	$ -
Consumer Staples	95,535,755	95,236,367	299,388	-
Energy	40,101,155	40,101,155	-	-
Financials	38,016,741	38,016,741	-	-
Health Care	174,325,179	174,325,179	-	-
Industrials	71,323,278	71,323,278	-	-
Information Technology	311,040,148	310,888,782	-	151,366
Materials	15,743,949	15,743,949	-	-
Telecommunication Services	4,299,142	4,299,142	-	-
Money Market Funds	69,751,856	69,751,856	-	-
Total Investments in Securities:	$ 984,719,464	$ 984,268,710	$ 299,388	$ 151,366
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $891,619,175. Net unrealized appreciation aggregated $93,100,289, of which $109,322,332 related to appreciated investment securities and $16,222,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

1.797934.110

AEV-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.9%
Hyundai Mobis	2,807	$ 825,155
Diversified Consumer Services - 0.3%
Steiner Leisure Ltd. (a)	6,932	306,533
Media - 2.2%
John Wiley & Sons, Inc. Class A	12,815	743,654
Viacom, Inc. Class B (non-vtg.)	14,000	1,228,220
		1,971,874
Multiline Retail - 1.9%
Kohl's Corp.	10,300	578,757
Macy's, Inc.	19,647	1,136,775
		1,715,532
Specialty Retail - 1.4%
AutoZone, Inc. (a)	1,315	708,049
Bed Bath & Beyond, Inc. (a)	7,300	495,086
		1,203,135
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	12,065	588,893
TOTAL CONSUMER DISCRETIONARY		6,611,122
CONSUMER STAPLES - 9.0%
Beverages - 0.7%
C&C Group PLC	91,055	618,613
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	25,100	1,835,814
Kroger Co.	20,496	859,602
Tesco PLC	81,500	448,790
Wal-Mart Stores, Inc.	10,600	791,820
		3,936,026
Food Products - 0.8%
The J.M. Smucker Co.	7,479	747,975
Household Products - 1.5%
Central Garden & Pet Co. Class A (non-vtg.) (a)	71,241	524,334
Energizer Holdings, Inc.	8,300	807,922
		1,332,256
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	4,455	$ 484,659
Lorillard, Inc.	18,300	897,798
		1,382,457
TOTAL CONSUMER STAPLES		8,017,327
ENERGY - 11.2%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	7,797	410,590
National Oilwell Varco, Inc.	12,100	932,184
		1,342,774
Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	27,397	3,159,696
Exxon Mobil Corp.	25,272	2,432,935
Marathon Petroleum Corp.	11,000	924,000
Phillips 66 Co.	14,200	1,063,012
Suncor Energy, Inc.	30,300	999,602
		8,579,245
TOTAL ENERGY		9,922,019
FINANCIALS - 27.4%
Capital Markets - 1.2%
East Capital Explorer AB (a)	13,008	112,092
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	424,547
MLP AG	66,188	488,590
		1,025,229
Commercial Banks - 6.7%
SunTrust Banks, Inc.	16,500	621,720
U.S. Bancorp	55,266	2,273,643
Wells Fargo & Co.	66,132	3,069,847
		5,965,210
Consumer Finance - 2.6%
American Express Co.	9,800	894,544
Capital One Financial Corp.	19,118	1,403,835
		2,298,379
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.8%
Berkshire Hathaway, Inc. Class B (a)	21,269	$ 2,462,525
JPMorgan Chase & Co.	63,752	3,622,387
		6,084,912
Insurance - 6.1%
ACE Ltd.	10,300	1,008,061
Allied World Assurance Co. Holdings Ltd.	4,000	398,880
Allstate Corp.	16,700	906,142
Everest Re Group Ltd.	5,096	760,527
Fidelity National Financial, Inc. Class A	27,680	915,101
ProAssurance Corp.	3,023	137,426
Prudential PLC	21,199	480,003
The Travelers Companies, Inc.	9,887	828,926
		5,435,066
Real Estate Investment Trusts - 4.0%
American Capital Agency Corp.	52,401	1,168,018
Annaly Capital Management, Inc.	103,805	1,160,540
MFA Financial, Inc.	150,536	1,183,213
		3,511,771
TOTAL FINANCIALS		24,320,567
HEALTH CARE - 16.4%
Biotechnology - 1.8%
Amgen, Inc.	12,900	1,599,858
Health Care Equipment & Supplies - 0.7%
Medtronic, Inc.	3,800	225,188
Stryker Corp.	5,200	417,248
		642,436
Health Care Providers & Services - 6.6%
Cigna Corp.	14,362	1,143,072
Express Scripts Holding Co. (a)	20,699	1,558,842
Humana, Inc.	5,950	669,137
Select Medical Holdings Corp.	66,221	742,337
UnitedHealth Group, Inc.	22,000	1,699,940
		5,813,328
Pharmaceuticals - 7.3%
GlaxoSmithKline PLC sponsored ADR	16,124	901,977
Johnson & Johnson	33,092	3,048,435
Merck & Co., Inc.	40	2,280
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan, Inc. (a)	11,005	$ 611,548
Teva Pharmaceutical Industries Ltd. sponsored ADR	39,132	1,952,295
		6,516,535
TOTAL HEALTH CARE		14,572,157
INDUSTRIALS - 5.9%
Electrical Equipment - 1.1%
Emerson Electric Co.	7,960	519,470
Prysmian SpA	18,000	465,603
		985,073
Machinery - 2.1%
Deere & Co.	8,510	731,264
Global Brass & Copper Holdings, Inc.	22,951	388,560
Valmont Industries, Inc.	5,200	757,276
		1,877,100
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd. (a)	131,800	441,530
Professional Services - 1.7%
Dun & Bradstreet Corp.	14,635	1,451,938
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	32,800	456,248
TOTAL INDUSTRIALS		5,211,889
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.4%
Cisco Systems, Inc.	96,882	2,112,028
Computers & Peripherals - 4.5%
Apple, Inc.	3,900	2,052,336
EMC Corp.	46,500	1,226,205
Hewlett-Packard Co.	25,739	769,081
		4,047,622
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	8,798	515,387
IT Services - 3.6%
Amdocs Ltd.	15,957	709,767
Fiserv, Inc. (a)	15,200	882,360
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	5,340	$ 988,808
The Western Union Co.	36,500	610,645
		3,191,580
Semiconductors & Semiconductor Equipment - 0.8%
Skyworks Solutions, Inc. (a)	19,350	686,151
Software - 2.7%
Microsoft Corp.	39,600	1,517,076
Oracle Corp.	23,187	906,844
		2,423,920
TOTAL INFORMATION TECHNOLOGY		12,976,688
MATERIALS - 2.4%
Chemicals - 1.8%
Agrium, Inc.	4,700	432,903
CF Industries Holdings, Inc.	2,955	741,410
Potash Corp. of Saskatchewan, Inc.	13,600	449,526
		1,623,839
Containers & Packaging - 0.6%
Ball Corp.	9,900	550,044
TOTAL MATERIALS		2,173,883
UTILITIES - 2.0%
Electric Utilities - 2.0%
American Electric Power Co., Inc.	16,500	828,300
Edison International	17,993	942,293
		1,770,593
TOTAL COMMON STOCKS (Cost $71,640,291)		85,576,245
Nonconvertible Preferred Stocks - 1.1%

INFORMATION TECHNOLOGY - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Samsung Electronics Co. Ltd. (Cost $972,019)	1,042	1,038,619
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b) (Cost $2,376,279)	2,376,279	$ 2,376,279
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $74,988,589)		88,991,143
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(105,109)
NET ASSETS - 100%		$ 88,886,034
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 504
Fidelity Securities Lending Cash Central Fund	441
Total	$ 945
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,611,122	$ 6,611,122	$ -	$ -
Consumer Staples	8,017,327	7,568,537	448,790	-
Energy	9,922,019	9,922,019	-	-
Financials	24,320,567	23,840,564	480,003	-
Health Care	14,572,157	14,572,157	-	-
Industrials	5,211,889	5,211,889	-	-
Information Technology	14,015,307	14,015,307	-	-
Materials	2,173,883	2,173,883	-	-
Utilities	1,770,593	1,770,593	-	-
Money Market Funds	2,376,279	2,376,279	-	-
Total Investments in Securities:	$ 88,991,143	$ 88,062,350	$ 928,793	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $75,397,046. Net unrealized appreciation aggregated $13,594,097, of which $14,116,598 related to appreciated investment securities and $522,501 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

February 28, 2014

1.797922.110

ADGF-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.0%
Delphi Automotive PLC	59,346	$ 3,951
Johnson Controls, Inc.	137,717	6,803
		10,754
Diversified Consumer Services - 0.6%
H&R Block, Inc.	202,764	6,415
Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	129,874	7,143
Las Vegas Sands Corp.	19,060	1,625
Sonic Corp. (a)	119,943	2,444
Wyndham Worldwide Corp.	42,252	3,079
		14,291
Household Durables - 0.4%
Taylor Wimpey PLC	1,922,164	4,023
Media - 4.7%
Altice S.A.	30,230	1,314
Atresmedia Corporacion de Medios de Comunicacion SA (a)(d)	352,999	6,285
CBS Corp. Class B	118,002	7,916
Comcast Corp. Class A	354,425	18,320
MDC Partners, Inc. Class A (sub. vtg.)	132,201	2,973
Time Warner, Inc.	179,281	12,035
		48,843
Specialty Retail - 3.3%
Foot Locker, Inc.	125,091	5,218
Home Depot, Inc.	135,077	11,080
Kingfisher PLC	804,680	5,309
Lewis Group Ltd.	329,800	1,795
Staples, Inc.	253,197	3,441
TJX Companies, Inc.	123,541	7,593
		34,436
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc. Class B	78,185	6,122
VF Corp.	148,000	8,671
		14,793
TOTAL CONSUMER DISCRETIONARY		133,555
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.7%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	37,500	$ 3,922
Cott Corp.	281,720	2,290
Dr. Pepper Snapple Group, Inc.	155,611	8,109
The Coca-Cola Co.	361,710	13,817
		28,138
Food & Staples Retailing - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	98,700	7,778
Kroger Co.	268,060	11,242
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	69,393	3,996
Walgreen Co.	181,523	12,334
		35,350
Food Products - 1.2%
Archer Daniels Midland Co.	120,820	4,905
Bunge Ltd.	36,660	2,919
Greencore Group PLC	808,504	3,615
Hilton Food Group PLC	74,631	619
		12,058
Household Products - 2.5%
Procter & Gamble Co.	254,558	20,024
Svenska Cellulosa AB (SCA) (B Shares)	204,800	6,219
		26,243
Tobacco - 1.9%
British American Tobacco PLC (United Kingdom)	155,500	8,477
Japan Tobacco, Inc.	168,500	5,367
Lorillard, Inc.	119,854	5,880
		19,724
TOTAL CONSUMER STAPLES		121,513
ENERGY - 8.8%
Energy Equipment & Services - 0.6%
National Oilwell Varco, Inc.	84,686	6,524
Oil, Gas & Consumable Fuels - 8.2%
Access Midstream Partners LP	95,471	5,389
BPZ Energy, Inc. (a)	319,601	658
Chevron Corp.	188,890	21,785
ConocoPhillips Co.	183,273	12,188
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
Exxon Mobil Corp.	303,430	29,211
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
MPLX LP	90,908	$ 4,437
Northern Oil & Gas, Inc. (a)	231,694	3,225
Phillips 66 Partners LP	72,745	3,333
QEP Midstream Partners LP	3,200	68
Suncor Energy, Inc. (d)	101,480	3,348
TAG Oil Ltd. (a)	473,900	1,271
TAG Oil Ltd. (e)	15,900	43
		84,956
TOTAL ENERGY		91,480
FINANCIALS - 14.7%
Capital Markets - 1.2%
BlackRock, Inc. Class A	16,319	4,975
Monex Group, Inc.	595,800	2,430
The Blackstone Group LP	147,790	4,929
		12,334
Commercial Banks - 4.2%
Nordea Bank AB	519,397	7,441
U.S. Bancorp	322,117	13,252
Wells Fargo & Co.	495,190	22,987
		43,680
Consumer Finance - 0.7%
Capital One Financial Corp.	101,982	7,489
Diversified Financial Services - 5.8%
Bank of America Corp.	1,021,603	16,887
Citigroup, Inc.	252,523	12,280
JPMorgan Chase & Co.	383,793	21,807
McGraw Hill Financial, Inc.	117,567	9,365
		60,339
Insurance - 2.5%
Allied World Assurance Co. Holdings Ltd.	67,788	6,760
Aspen Insurance Holdings Ltd.	120,040	4,509
Axis Capital Holdings Ltd.	12,400	545
Everest Re Group Ltd.	32,244	4,812
Reinsurance Group of America, Inc.	45,740	3,522
The Travelers Companies, Inc.	78,762	6,603
		26,751
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
CSI Properties Ltd.	23,440,000	$ 906
Thrifts & Mortgage Finance - 0.2%
WSFS Financial Corp.	31,561	2,250
TOTAL FINANCIALS		153,749
HEALTH CARE - 11.6%
Biotechnology - 3.7%
Amgen, Inc.	143,637	17,814
Gilead Sciences, Inc. (a)	176,562	14,618
Grifols SA ADR	86,375	3,635
Theravance, Inc. (a)	70,901	2,623
		38,690
Health Care Equipment & Supplies - 0.5%
The Cooper Companies, Inc.	40,502	5,193
Health Care Providers & Services - 2.3%
Cardinal Health, Inc.	130,142	9,309
Express Scripts Holding Co. (a)	73,201	5,513
McKesson Corp.	52,232	9,248
		24,070
Life Sciences Tools & Services - 0.1%
Lonza Group AG	11,710	1,238
Pharmaceuticals - 5.0%
AbbVie, Inc.	227,850	11,600
Bayer AG	25,740	3,656
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	27,294	219
warrants 9/25/17 (a)	109,700	858
Johnson & Johnson	233,202	21,483
Novo Nordisk A/S Series B	135,725	6,459
Perrigo Co. PLC	37,882	6,229
Sanofi SA	15,419	1,604
		52,108
TOTAL HEALTH CARE		121,299
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.2%
Precision Castparts Corp.	19,123	$ 4,931
United Technologies Corp.	150,401	17,600
		22,531
Air Freight & Logistics - 0.7%
FedEx Corp.	53,706	7,161
Building Products - 0.3%
A.O. Smith Corp.	65,270	3,244
Commercial Services & Supplies - 0.2%
Iron Mountain, Inc.	77,211	2,100
Electrical Equipment - 1.9%
Eaton Corp. PLC	98,193	7,336
Generac Holdings, Inc.	59,506	3,390
Roper Industries, Inc.	70,596	9,574
		20,300
Industrial Conglomerates - 2.3%
Danaher Corp.	207,694	15,887
Koninklijke Philips Electronics NV	219,500	7,666
		23,553
Machinery - 0.6%
Manitowoc Co., Inc.	124,903	3,864
Weg SA	176,690	2,305
		6,169
Professional Services - 0.6%
Dun & Bradstreet Corp.	65,366	6,485
Road & Rail - 1.2%
CSX Corp.	99,662	2,762
Norfolk Southern Corp.	20,642	1,897
Union Pacific Corp.	45,415	8,192
		12,851
TOTAL INDUSTRIALS		104,394
INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 2.2%
Cisco Systems, Inc.	451,979	9,853
QUALCOMM, Inc.	169,478	12,760
		22,613
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.0%
Apple, Inc.	59,732	$ 31,433
Electronic Equipment & Components - 0.5%
TE Connectivity Ltd.	87,943	5,152
Internet Software & Services - 2.4%
Google, Inc. Class A (a)	20,903	25,411
Velti PLC (h)	192,692	6
		25,417
IT Services - 5.9%
Amdocs Ltd.	60,312	2,683
ASAC II LP (h)	298,480	3,883
Computer Sciences Corp.	100,811	6,371
Fidelity National Information Services, Inc.	161,998	9,009
MasterCard, Inc. Class A	171,620	13,338
Total System Services, Inc.	244,748	7,455
Visa, Inc. Class A	67,376	15,223
Xerox Corp.	374,703	4,118
		62,080
Software - 5.3%
Activision Blizzard, Inc.	207,867	4,022
Comverse, Inc. (a)	133,350	4,615
Electronic Arts, Inc. (a)	109,986	3,144
Microsoft Corp.	694,263	26,597
Oracle Corp.	426,928	16,697
		55,075
TOTAL INFORMATION TECHNOLOGY		201,770
MATERIALS - 3.6%
Chemicals - 2.9%
Cabot Corp.	79,138	4,285
Chemtura Corp. (a)	146,494	3,626
Eastman Chemical Co.	42,347	3,702
LyondellBasell Industries NV Class A	85,126	7,498
Potash Corp. of Saskatchewan, Inc. (d)	221,400	7,318
W.R. Grace & Co. (a)	37,809	3,832
		30,261
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.7%
Nampak Ltd.	916,328	$ 3,149
Rock-Tenn Co. Class A	35,354	3,946
		7,095
Metals & Mining - 0.0%
Ivanhoe Mines Ltd. (e)	337,308	548
TOTAL MATERIALS		37,904
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	35,521	1,684
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	58,858	1,341
Vodafone Group PLC	736,711	3,070
		4,411
TOTAL TELECOMMUNICATION SERVICES		6,095
UTILITIES - 2.4%
Electric Utilities - 1.3%
ITC Holdings Corp.	28,938	2,969
NextEra Energy, Inc.	76,551	6,996
Xcel Energy, Inc.	119,364	3,616
		13,581
Multi-Utilities - 1.1%
CMS Energy Corp.	168,450	4,789
Sempra Energy	70,414	6,652
		11,441
TOTAL UTILITIES		25,022
TOTAL COMMON STOCKS (Cost $839,118)		996,781
Preferred Stocks - 0.4%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (h)	32,777	$ 1,144
Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	13,412	3,499
TOTAL PREFERRED STOCKS (Cost $4,302)		4,643
Convertible Bonds - 0.1%
		Principal Amount (000s)(i)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		$ 791	702
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)		487	487
TOTAL CONVERTIBLE BONDS (Cost $1,278)			1,189
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.05% 5/29/14 (g) (Cost $520)		520	520
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $1,305)	EUR	850	1,269
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	39,169,678	$ 39,170
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	4,275,427	4,275
TOTAL MONEY MARKET FUNDS (Cost $43,445)		43,445
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $889,968)		1,047,847
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,068)
NET ASSETS - 100%		$ 1,043,779
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
113 CME E-mini S&P 500 Index Contracts (United States)	March 2014	$ 10,495	$ 496

The face value of futures purchased as a percentage of net assets is 1%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,860,000 or 0.2% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $520,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,520,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 487
Mobileye NV Series F	8/15/13	$ 1,144
Velti PLC	4/19/13	$ 289
(i) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	13
Total	$ 20
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 137,054	$ 137,054	$ -	$ -
Consumer Staples	121,513	103,747	17,766	-
Energy	91,480	91,480	-	-
Financials	153,749	153,749	-	-
Health Care	121,299	112,159	9,140	-
Industrials	104,394	96,728	7,666	-
Information Technology	202,914	197,881	6	5,027
Materials	37,904	37,904	-	-
Telecommunication Services	6,095	3,025	3,070	-
Utilities	25,022	25,022	-	-
Corporate Bonds	1,189	-	702	487
U.S. Government and Government Agency Obligations	520	-	520	-
Preferred Securities	1,269	-	1,269	-
Money Market Funds	43,445	43,445	-	-
Total Investments in Securities:	$ 1,047,847	$ 1,002,194	$ 40,139	$ 5,514
Derivative Instruments:
Assets
Futures Contracts	$ 496	$ 496	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $893,379,000. Net unrealized appreciation aggregated $154,468,000, of which $171,651,000 related to appreciated investment securities and $17,183,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

February 28, 2014

1.797924.110

EPI-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.3%
Gentex Corp.	189,860	$ 5,956
Automobiles - 0.1%
General Motors Co.	41,305	1,495
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	125,700	6,418
McDonald's Corp.	215,117	20,468
Texas Roadhouse, Inc. Class A	208,162	5,506
Yum! Brands, Inc.	156,721	11,610
		44,002
Leisure Equipment & Products - 0.4%
New Academy Holding Co. LLC unit (a)(i)(j)	52,800	9,970
Media - 2.4%
Comcast Corp. Class A	528,674	27,327
Sinclair Broadcast Group, Inc. Class A	163,835	4,853
Time Warner, Inc. (g)	402,191	26,999
		59,179
Multiline Retail - 1.8%
Kohl's Corp.	258,176	14,507
Target Corp.	493,155	30,842
		45,349
Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	148,043	5,867
Foot Locker, Inc.	112,331	4,685
Staples, Inc.	369,733	5,025
		15,577
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	68,100	3,324
TOTAL CONSUMER DISCRETIONARY		184,852
CONSUMER STAPLES - 10.3%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	162,005	9,207
PepsiCo, Inc.	110,922	8,882
The Coca-Cola Co.	737,672	28,179
		46,268
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	167,300	12,236
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	154,750	$ 11,560
Walgreen Co.	344,244	23,391
		47,187
Food Products - 1.0%
B&G Foods, Inc. Class A	70,054	2,099
Kellogg Co.	376,152	22,829
		24,928
Household Products - 2.1%
Procter & Gamble Co.	648,017	50,973
Tobacco - 3.4%
Altria Group, Inc.	716,665	25,986
British American Tobacco PLC sponsored ADR	100,511	10,935
Lorillard, Inc.	447,953	21,977
Philip Morris International, Inc.	158,412	12,817
Reynolds American, Inc.	245,446	12,476
		84,191
TOTAL CONSUMER STAPLES		253,547
ENERGY - 13.4%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	159,024	8,374
Halliburton Co.	13,871	791
National Oilwell Varco, Inc.	125,149	9,641
Noble Corp.	307,414	9,545
Schlumberger Ltd.	125,757	11,695
		40,046
Oil, Gas & Consumable Fuels - 11.8%
Access Midstream Partners LP	72,947	4,118
Anadarko Petroleum Corp.	129,245	10,877
Apache Corp.	203,527	16,138
Canadian Natural Resources Ltd.	355,900	13,024
Chevron Corp.	599,069	69,091
CONSOL Energy, Inc.	230,075	9,226
EV Energy Partners LP	252,025	8,841
Exxon Mobil Corp. (g)	623,460	60,020
Holly Energy Partners LP	114,912	3,861
HollyFrontier Corp.	77,877	3,549
Imperial Oil Ltd.	19,200	864
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	115,099	$ 3,039
Markwest Energy Partners LP	227,591	14,532
Occidental Petroleum Corp.	166,523	16,073
Royal Dutch Shell PLC Class A sponsored ADR	175,658	12,800
Scorpio Tankers, Inc.	126,500	1,238
Suncor Energy, Inc. (d)	411,800	13,585
The Williams Companies, Inc.	671,650	27,739
Williams Partners LP	61,100	3,031
		291,646
TOTAL ENERGY		331,692
FINANCIALS - 22.3%
Capital Markets - 4.6%
Apollo Global Management LLC Class A	158,402	5,099
Apollo Investment Corp.	888,252	7,603
Ares Capital Corp.	204,442	3,686
Ashmore Group PLC	1,019,405	5,405
BlackRock, Inc. Class A (g)	13,377	4,078
Carlyle Group LP	107,500	3,899
Charles Schwab Corp.	392,606	10,408
Greenhill & Co., Inc. (d)	71,623	3,815
Invesco Ltd.	124,100	4,257
KKR & Co. LP	847,164	20,451
Morgan Stanley	375,942	11,579
State Street Corp.	154,599	10,153
The Blackstone Group LP	717,103	23,915
		114,348
Commercial Banks - 4.3%
CIT Group, Inc. (g)	72,362	3,523
Comerica, Inc.	112,380	5,414
FirstMerit Corp.	114,440	2,376
M&T Bank Corp. (d)	133,217	15,532
PNC Financial Services Group, Inc.	69,200	5,659
Standard Chartered PLC (United Kingdom)	405,343	8,586
U.S. Bancorp	571,600	23,516
Wells Fargo & Co.	868,350	40,309
		104,915
Diversified Financial Services - 5.7%
Berkshire Hathaway, Inc. Class B (a)	93,785	10,858
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	236,500	$ 11,501
JPMorgan Chase & Co. (g)	1,746,857	99,253
KKR Financial Holdings LLC	1,603,986	19,601
		141,213
Insurance - 4.8%
ACE Ltd.	206,811	20,241
AFLAC, Inc.	68,935	4,417
Brasil Insurance Participacoes e Administracao SA	373,400	2,526
esure Group PLC	702,700	3,171
MetLife, Inc. (g)	1,107,958	56,140
MetLife, Inc. unit	44,000	1,302
Prudential Financial, Inc.	115,898	9,803
The Chubb Corp.	27,667	2,420
The Travelers Companies, Inc.	71,149	5,965
Validus Holdings Ltd.	304,878	11,223
		117,208
Real Estate Investment Trusts - 2.7%
American Capital Agency Corp.	568,380	12,669
Annaly Capital Management, Inc.	912,694	10,204
CBL & Associates Properties, Inc.	280,000	4,981
Coresite Realty Corp.	101,920	3,174
First Potomac Realty Trust	473,077	5,999
Home Properties, Inc.	153,430	9,043
Piedmont Office Realty Trust, Inc. Class A	157,535	2,722
Rayonier, Inc.	97,852	4,608
Retail Properties America, Inc.	407,197	5,676
Two Harbors Investment Corp.	565,041	5,865
Ventas, Inc.	42,294	2,640
		67,581
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(j)	96,000	2,040
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	116,300	1,808
TOTAL FINANCIALS		549,113
HEALTH CARE - 10.2%
Biotechnology - 0.6%
Amgen, Inc.	120,649	14,963
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	73,500	$ 5,108
Covidien PLC	109,000	7,843
St. Jude Medical, Inc.	60,962	4,104
		17,055
Health Care Providers & Services - 1.2%
Aetna, Inc.	68,615	4,989
Quest Diagnostics, Inc. (d)	100,036	5,302
UnitedHealth Group, Inc.	181,876	14,054
WellPoint, Inc.	49,144	4,452
		28,797
Pharmaceuticals - 7.7%
AbbVie, Inc.	86,554	4,406
Astellas Pharma, Inc.	82,700	5,376
AstraZeneca PLC sponsored ADR	346,112	23,453
Eli Lilly & Co.	110,870	6,609
Johnson & Johnson	514,218	47,370
Merck & Co., Inc. (g)	844,868	48,149
Pfizer, Inc.	963,213	30,929
Sanofi SA	72,826	7,575
Teva Pharmaceutical Industries Ltd. sponsored ADR	328,298	16,379
		190,246
TOTAL HEALTH CARE		251,061
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.0%
United Technologies Corp. (g)	214,707	25,125
Air Freight & Logistics - 1.9%
C.H. Robinson Worldwide, Inc. (d)	231,079	11,984
United Parcel Service, Inc. Class B	377,790	36,181
		48,165
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	253,384	7,390
KAR Auction Services, Inc.	62,404	1,945
Republic Services, Inc.	648,689	22,127
		31,462
Electrical Equipment - 0.6%
Eaton Corp. PLC	53,300	3,982
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	76,270	$ 4,977
Hubbell, Inc. Class B	48,569	5,806
		14,765
Industrial Conglomerates - 2.3%
General Electric Co.	2,253,833	57,405
Machinery - 1.2%
Cummins, Inc.	73,837	10,774
Harsco Corp.	32,505	817
Stanley Black & Decker, Inc. (g)	203,226	16,876
		28,467
Professional Services - 0.6%
Acacia Research Corp.	195,760	3,001
Bureau Veritas SA	86,073	2,375
Michael Page International PLC	1,080,418	9,173
		14,549
Road & Rail - 0.3%
Union Pacific Corp.	43,902	7,919
TOTAL INDUSTRIALS		227,857
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.7%
Cisco Systems, Inc.	2,618,053	57,074
QUALCOMM, Inc.	129,689	9,764
		66,838
Computers & Peripherals - 0.6%
Apple, Inc.	15,103	7,948
EMC Corp.	216,519	5,710
		13,658
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	159,030	9,316
IT Services - 3.9%
Accenture PLC Class A	185,196	15,436
IBM Corp.	237,923	44,056
Paychex, Inc.	768,978	32,113
Xerox Corp.	410,915	4,516
		96,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.7%
Applied Materials, Inc.	948,177	$ 17,977
Broadcom Corp. Class A	648,529	19,274
Maxim Integrated Products, Inc.	150,100	4,910
		42,161
Software - 1.7%
CA Technologies, Inc.	190,581	6,384
Microsoft Corp.	949,038	36,358
		42,742
TOTAL INFORMATION TECHNOLOGY		270,836
MATERIALS - 1.4%
Chemicals - 0.5%
RPM International, Inc.	184,099	7,706
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	102,619	3,161
Tronox Ltd. Class A	47,965	1,136
		12,003
Metals & Mining - 0.6%
Commercial Metals Co.	286,354	5,541
Freeport-McMoRan Copper & Gold, Inc.	254,114	8,289
Goldcorp, Inc.	13,700	368
		14,198
TOTAL MATERIALS		26,201
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	674,727	21,544
CenturyLink, Inc.	446,870	13,969
Verizon Communications, Inc.	914,206	43,498
Verizon Communications, Inc.	128,984	6,116
		85,127
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC	2,675,082	11,147
TOTAL TELECOMMUNICATION SERVICES		96,274
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.8%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	165,415	$ 8,304
Exelon Corp.	132,158	4,019
FirstEnergy Corp.	219,091	6,744
Hawaiian Electric Industries, Inc. (d)	218,498	5,552
NextEra Energy, Inc.	135,713	12,403
Northeast Utilities	80,569	3,581
PPL Corp.	473,991	15,305
Southern Co.	555,825	23,539
Xcel Energy, Inc.	262,029	7,937
		87,384
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	33,314	788
Sempra Energy	73,214	6,917
		7,705
TOTAL UTILITIES		95,089
TOTAL COMMON STOCKS (Cost $1,924,066)		2,286,522
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co. Series A, 6.375%	43,200	2,356
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	11,539	3,406
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	53,800	3,576
Machinery - 0.0%
Stanley Black & Decker, Inc. 0.00% (a)	5,200	556
TOTAL INDUSTRIALS		4,132
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. Series A, 4.50% (a)	41,800	$ 4,258
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	35,144	2,081
Series E, 5.599%	61,200	3,715
		5,796
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	73,300	3,904
Dominion Resources, Inc.:
Series A, 6.125%	43,400	2,483
Series B, 6.00%	43,400	2,482
		8,869
TOTAL UTILITIES		14,665
TOTAL CONVERTIBLE PREFERRED STOCKS		28,817
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	18,273	4,767
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (e)	8,531	8,410
Series A, 8.50%	47,070	1,287
		9,697
TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,464
TOTAL PREFERRED STOCKS (Cost $38,460)		43,281
Corporate Bonds - 3.4%
		Principal Amount (000s) (k)	Value (000s)
Convertible Bonds - 3.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (e)	EUR	2,400	$ 3,838
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 3.75% 12/15/17		1,020	933
Amyris, Inc. 3% 2/27/17		516	458
BPZ Energy, Inc. 8.5% 10/1/17		950	914
Chesapeake Energy Corp. 2.5% 5/15/37		3,600	3,674
Cobalt International Energy, Inc. 2.625% 12/1/19		1,350	1,301
Ship Finance International Ltd. 3.25% 2/1/18		3,780	4,122
			11,402
FINANCIALS - 0.3%
Insurance - 0.2%
Fidelity National Financial, Inc. 4.25% 8/15/18		2,570	4,215
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)		3,390	4,126
TOTAL FINANCIALS			8,341
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Theravance, Inc. 2.125% 1/15/23		1,830	2,720
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		1,490	2,532
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		4,806	4,943
Molina Healthcare, Inc. 1.125% 1/15/20 (e)		2,770	3,092
WellPoint, Inc. 2.75% 10/15/42		5,330	7,259
			15,294
TOTAL HEALTH CARE			20,546
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14		3,080	3,588
Construction & Engineering - 0.3%
Layne Christensen Co. 4.25% 11/15/18 (e)		1,390	1,456
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc.:
4% 6/15/14		$ 1,350	$ 3,498
4.25% 12/15/14		420	1,114
			6,068
TOTAL INDUSTRIALS			9,656
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		4,730	4,866
Liberty Interactive LLC 0.75% 3/30/43 (e)		1,250	1,580
			6,446
Semiconductors & Semiconductor Equipment - 0.4%
GT Advanced Technologies, Inc.:
3% 10/1/17		4,450	8,830
3% 12/15/20		180	254
			9,084
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (e)		3,000	4,142
TOTAL INFORMATION TECHNOLOGY			19,672
MATERIALS - 0.1%
Chemicals - 0.0%
RPM International, Inc. 2.25% 12/15/20		610	707
Metals & Mining - 0.1%
Goldcorp, Inc. 2% 8/1/14		630	634
Newmont Mining Corp. 1.25% 7/15/14		780	781
			1,415
TOTAL MATERIALS			2,122
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (e)		1,600	1,615
TOTAL CONVERTIBLE BONDS			77,192
Corporate Bonds - continued
		Principal Amount (000s) (k)	Value (000s)
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ILFC E-Capital Trust I 5.46% 12/21/65 (e)(h)		$ 210	$ 195
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
8.75% 12/1/20		2,260	2,356
8.75% 12/1/20 (e)		285	296
			2,652
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (e)		1,273	1,324
Walter Energy, Inc. 8.5% 4/15/21		2,030	1,477
			2,801
TOTAL NONCONVERTIBLE BONDS			5,648
TOTAL CORPORATE BONDS (Cost $72,689)			82,840
Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (e)(f)	EUR	990	1,478
TOTAL PREFERRED SECURITIES (Cost $1,520)			1,478
Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (j)(l)(m)	5,667	5,667
Shares
EQTY ER Holdings, LLC (j)(l)(m)	2,833,333	2,490
TOTAL OTHER (Cost $8,500)	8,157
Money Market Funds - 3.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b)	52,459,784	$ 52,460
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	40,435,120	40,435
TOTAL MONEY MARKET FUNDS (Cost $92,895)		92,895
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $2,138,130)		2,515,173
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(48,694)
NET ASSETS - 100%		$ 2,466,479
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
BlackRock, Inc. Class A	3/22/14 - $330.00	33	$ 6	$ (1)
CIT Group, Inc.	4/19/14 - $50.00	347	32	(32)
Exxon Mobil Corp.	4/19/14 - $100.00	1,545	129	(104)
JPMorgan Chase & Co.	4/19/14 - $60.00	3,486	182	(127)
Merck & Co., Inc.	3/22/14 - $52.50	3,102	533	(1,404)
MetLife, Inc.	4/19/14 - $55.00	3,610	121	(110)
Stanley Black & Decker, Inc.	4/19/14 - $85.00	661	35	(79)
Time Warner, Inc.	3/22/14 - $67.50	1,327	66	(125)
United Technologies Corp.	3/22/14 - $115.00	825	178	(248)
TOTAL WRITTEN OPTIONS			1,282	(2,230)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,552,000 or 1.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $97,398,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $20,167,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(k) Amount is stated in United States dollars unless otherwise noted.
(l) Affiliated company
(m) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 17
Fidelity Securities Lending Cash Central Fund	9
Total	$ 26
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 5,667	$ -	$ -	$ 680	$ 5,667
EQTY ER Holdings, LLC	2,833	-	-	-	2,490
Total	$ 8,500	$ -	$ -	$ 680	$ 8,157
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 189,619	$ 179,649	$ -	$ 9,970
Consumer Staples	253,547	253,547	-	-
Energy	331,692	331,692	-	-
Financials	561,166	547,058	12,068	2,040
Health Care	254,467	241,516	12,951	-
Industrials	231,989	231,989	-	-
Information Technology	270,836	270,836	-	-
Materials	26,201	26,201	-	-
Telecommunication Services	100,532	85,127	15,405	-
Utilities	109,754	100,054	9,700	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 82,840	$ -	$ 82,840	$ -
Preferred Securities	1,478	-	1,478	-
Other:
Energy	8,157	-	-	8,157
Money Market Funds	92,895	92,895	-	-
Total Investments in Securities:	$ 2,515,173	$ 2,360,564	$ 134,442	$ 20,167
Derivative Instruments:
Liabilities
Written Options	$ (2,230)	$ (2,230)	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,147,271,000. Net unrealized appreciation aggregated $367,902,000, of which $410,863,000 related to appreciated investment securities and $42,961,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class
Class Z

February 28, 2014

1.797926.110

GO-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	121,700	$ 7,331
Automobiles - 1.0%
Tesla Motors, Inc. (a)(d)	148,600	36,379
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,957
Buffalo Wild Wings, Inc. (a)	64,200	9,309
Chipotle Mexican Grill, Inc. (a)	22,800	12,887
Chuys Holdings, Inc. (a)	144,000	5,733
Dunkin' Brands Group, Inc.	196,700	10,163
Las Vegas Sands Corp.	133,992	11,423
McDonald's Corp.	135,600	12,902
Starbucks Corp.	315,500	22,388
Starwood Hotels & Resorts Worldwide, Inc.	61,200	5,047
The Cheesecake Factory, Inc.	64,300	3,056
Wendy's Co.	779,700	7,470
		102,335
Household Durables - 1.2%
Harman International Industries, Inc.	100,900	10,567
Lennar Corp. Class A	368,100	16,152
SodaStream International Ltd. (a)(d)	105,300	4,157
Toll Brothers, Inc. (a)	240,300	9,374
Tupperware Brands Corp.	54,600	4,292
		44,542
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	116,000	42,004
priceline.com, Inc. (a)	13,500	18,209
Shutterfly, Inc. (a)(d)	79,400	4,332
		64,545
Media - 3.5%
AMC Networks, Inc. Class A (a)	186,300	14,163
Comcast Corp. Class A	1,129,100	58,363
DIRECTV (a)	112,300	8,714
IMAX Corp. (a)	434,100	11,612
Lions Gate Entertainment Corp. (d)	241,100	7,414
News Corp. Class A (a)	39,325	721
The Walt Disney Co.	123,300	9,964
Twenty-First Century Fox, Inc. Class A	575,500	19,302
		130,253
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Target Corp.	91,300	$ 5,710
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	117,300	4,649
Bed Bath & Beyond, Inc. (a)	64,700	4,388
Cabela's, Inc. Class A (a)	120,700	8,005
CarMax, Inc. (a)	209,700	10,156
DSW, Inc. Class A	133,800	5,149
Five Below, Inc. (a)(d)	120,500	4,644
GNC Holdings, Inc.	143,100	6,657
Home Depot, Inc.	277,200	22,739
Lumber Liquidators Holdings, Inc. (a)(d)	361,200	38,750
TJX Companies, Inc.	202,600	12,452
		117,589
Textiles, Apparel & Luxury Goods - 3.4%
Fossil Group, Inc. (a)	147,100	16,903
Kate Spade & Co. (a)	158,200	5,414
lululemon athletica, Inc. (a)(d)	902,216	45,390
Michael Kors Holdings Ltd. (a)	235,600	23,096
Moncler SpA	20,500	375
NIKE, Inc. Class B	154,700	12,113
Prada SpA	454,000	3,411
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	130,100	4,388
Steven Madden Ltd. (a)	264,600	9,645
Under Armour, Inc. Class A (sub. vtg.) (a)	48,600	5,499
		126,234
TOTAL CONSUMER DISCRETIONARY		634,918
CONSUMER STAPLES - 9.6%
Beverages - 1.4%
Monster Beverage Corp. (a)	143,100	10,589
PepsiCo, Inc.	178,300	14,276
SABMiller PLC	92,200	4,519
The Coca-Cola Co.	640,800	24,479
		53,863
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	263,300	30,753
CVS Caremark Corp.	379,800	27,779
Fresh Market, Inc. (a)	56,433	1,891
Wal-Mart Stores, Inc.	242,080	18,083
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	298,500	$ 20,283
Whole Foods Market, Inc.	209,900	11,345
		110,134
Food Products - 2.4%
Bunge Ltd.	63,200	5,031
Green Mountain Coffee Roasters, Inc. (d)	672,500	73,827
Mead Johnson Nutrition Co. Class A	99,100	8,082
Mondelez International, Inc.	125,000	4,254
		91,194
Household Products - 0.7%
Procter & Gamble Co.	206,000	16,204
Svenska Cellulosa AB (SCA) (B Shares)	309,500	9,398
		25,602
Personal Products - 0.4%
Avon Products, Inc.	100,242	1,551
Herbalife Ltd.	177,900	11,848
		13,399
Tobacco - 1.8%
Altria Group, Inc.	808,500	29,316
Japan Tobacco, Inc.	34,800	1,108
Lorillard, Inc.	186,200	9,135
Philip Morris International, Inc.	319,250	25,831
		65,390
TOTAL CONSUMER STAPLES		359,582
ENERGY - 4.0%
Energy Equipment & Services - 1.4%
FMC Technologies, Inc. (a)	95,840	4,815
Halliburton Co.	118,300	6,743
National Oilwell Varco, Inc.	83,988	6,470
Schlumberger Ltd.	351,900	32,727
		50,755
Oil, Gas & Consumable Fuels - 2.6%
Anadarko Petroleum Corp.	78,500	6,607
Cabot Oil & Gas Corp.	210,600	7,371
Chesapeake Energy Corp.	165,264	4,282
Concho Resources, Inc. (a)	69,800	8,455
Continental Resources, Inc. (a)	87,800	10,494
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	20,600	$ 3,902
Hess Corp.	135,100	10,812
Noble Energy, Inc.	105,400	7,247
Occidental Petroleum Corp.	166,300	16,051
PDC Energy, Inc. (a)	48,700	3,026
Peabody Energy Corp.	118,100	2,074
Phillips 66 Co.	36,700	2,747
Pioneer Natural Resources Co.	27,400	5,512
Range Resources Corp.	16,300	1,403
Southwestern Energy Co. (a)	85,000	3,514
Valero Energy Corp.	117,000	5,614
		99,111
TOTAL ENERGY		149,866
FINANCIALS - 3.8%
Capital Markets - 0.6%
BlackRock, Inc. Class A	10,400	3,170
Charles Schwab Corp.	471,800	12,507
Goldman Sachs Group, Inc.	24,591	4,093
T. Rowe Price Group, Inc.	30,300	2,459
		22,229
Commercial Banks - 0.3%
Signature Bank (a)	31,800	4,164
Wells Fargo & Co.	125,000	5,803
		9,967
Consumer Finance - 2.0%
American Express Co.	455,700	41,596
Discover Financial Services	607,633	34,866
		76,462
Diversified Financial Services - 0.7%
Bank of America Corp.	297,800	4,923
BM&F Bovespa SA	765,958	3,290
Citigroup, Inc.	105,700	5,140
CME Group, Inc.	22,000	1,624
JPMorgan Chase & Co.	200,900	11,415
		26,392
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	25,978	4,190
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	$ 1,941
TOTAL FINANCIALS		141,181
HEALTH CARE - 20.4%
Biotechnology - 16.3%
ACADIA Pharmaceuticals, Inc. (a)	108,300	3,065
Agios Pharmaceuticals, Inc. (d)	48,867	1,528
Alexion Pharmaceuticals, Inc. (a)	41,700	7,373
Alkermes PLC (a)	1,241,000	60,399
Alnylam Pharmaceuticals, Inc. (a)	164,500	13,364
Amarin Corp. PLC ADR (a)(d)	265,000	461
Amgen, Inc.	240,600	29,839
Biogen Idec, Inc. (a)	45,600	15,535
Bluebird Bio, Inc.	110,300	2,813
Celgene Corp. (a)	55,235	8,879
Celldex Therapeutics, Inc. (a)	215,700	6,303
Cepheid, Inc. (a)	136,353	7,317
Clovis Oncology, Inc. (a)	16,500	1,314
Exelixis, Inc. (a)(d)	2,448,811	17,289
Geron Corp. (a)	1,222,800	5,814
Gilead Sciences, Inc. (a)	529,300	43,821
ImmunoGen, Inc. (a)(d)	1,369,351	22,457
Immunomedics, Inc. (a)(d)	1,354,187	6,419
Insmed, Inc. (a)	330,600	6,615
InterMune, Inc. (a)	110,400	3,316
Ironwood Pharmaceuticals, Inc. Class A (a)	227,500	3,301
Isis Pharmaceuticals, Inc. (a)(d)	1,259,953	64,258
Lexicon Pharmaceuticals, Inc. (a)	8,418,904	15,070
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	2,946
Metabolix, Inc. (a)(d)	246,795	316
NPS Pharmaceuticals, Inc. (a)	484,500	16,948
Ophthotech Corp.	62,400	2,101
Prothena Corp. PLC (a)	117,602	4,235
Receptos, Inc.	87,600	4,063
Regeneron Pharmaceuticals, Inc. (a)	332,600	110,590
Regulus Therapeutics, Inc. (a)	295,138	3,314
Rigel Pharmaceuticals, Inc. (a)	690,248	2,374
Seattle Genetics, Inc. (a)(d)	1,665,767	87,603
Transition Therapeutics, Inc. (a)	1,007,397	7,254
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
UniQure B.V.	4,600	$ 76
Vertex Pharmaceuticals, Inc. (a)	68,690	5,554
XOMA Corp. (a)	1,576,700	13,181
		607,105
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	89,300	3,552
Align Technology, Inc. (a)	59,600	3,119
Baxter International, Inc.	38,900	2,704
Cyberonics, Inc. (a)	67,300	4,608
Steris Corp.	201,100	9,281
		23,264
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)	596,000	4,935
BioScrip, Inc. (a)	792,300	5,649
Catamaran Corp. (a)	30,500	1,373
Express Scripts Holding Co. (a)	125,167	9,426
McKesson Corp.	30,800	5,453
		26,836
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	361,000	6,704
athenahealth, Inc. (a)	85,900	16,653
		23,357
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)(d)	93,100	15,966
Pharmaceuticals - 1.8%
AbbVie, Inc.	156,200	7,952
Actavis PLC (a)	44,500	9,826
Allergan, Inc.	84,600	10,744
Auxilium Pharmaceuticals, Inc. (a)(d)	253,700	7,801
Bristol-Myers Squibb Co.	239,700	12,889
Hospira, Inc. (a)	57,200	2,476
Johnson & Johnson	37,800	3,482
Questcor Pharmaceuticals, Inc. (d)	169,300	10,285
Revance Therapeutics, Inc.	17,500	471
		65,926
TOTAL HEALTH CARE		762,454
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 7.2%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	125,800	$ 11,881
The Boeing Co.	132,500	17,082
		28,963
Air Freight & Logistics - 0.8%
FedEx Corp.	64,100	8,546
United Parcel Service, Inc. Class B	210,400	20,150
		28,696
Airlines - 1.7%
Delta Air Lines, Inc.	169,100	5,616
Southwest Airlines Co.	561,700	12,605
Spirit Airlines, Inc. (a)	330,700	18,678
United Continental Holdings, Inc. (a)	545,100	24,508
		61,407
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	204,359	7,195
Electrical Equipment - 0.4%
Acuity Brands, Inc.	67,500	9,521
Roper Industries, Inc.	38,800	5,262
		14,783
Industrial Conglomerates - 1.0%
3M Co.	69,100	9,310
Danaher Corp.	291,000	22,259
General Electric Co.	263,800	6,719
		38,288
Machinery - 0.4%
Caterpillar, Inc.	81,800	7,932
Cummins, Inc.	29,400	4,290
ITT Corp.	24,100	1,058
Xylem, Inc.	63,000	2,479
		15,759
Road & Rail - 1.9%
CSX Corp.	324,100	8,981
Hertz Global Holdings, Inc. (a)	655,400	18,358
J.B. Hunt Transport Services, Inc.	109,300	7,855
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Kansas City Southern	13,600	$ 1,277
Union Pacific Corp.	199,400	35,968
		72,439
TOTAL INDUSTRIALS		267,530
INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 1.7%
Infinera Corp. (a)(d)	1,483,881	12,346
QUALCOMM, Inc.	582,565	43,861
Riverbed Technology, Inc. (a)	115,800	2,580
ViaSat, Inc. (a)	60,700	4,049
		62,836
Computers & Peripherals - 3.8%
3D Systems Corp. (a)(d)	35,700	2,712
Apple, Inc.	246,558	129,749
Fusion-io, Inc. (a)(d)	618,532	6,785
Nimble Storage, Inc.	4,900	235
SanDisk Corp.	49,200	3,656
		143,137
Electronic Equipment & Components - 0.3%
IPG Photonics Corp. (a)(d)	94,100	6,754
Trimble Navigation Ltd. (a)	78,471	2,994
		9,748
Internet Software & Services - 10.7%
Akamai Technologies, Inc. (a)	31,400	1,919
Angie's List, Inc. (a)(d)	238,600	3,319
Cornerstone OnDemand, Inc. (a)	140,000	8,173
eBay, Inc. (a)	577,300	33,928
Facebook, Inc. Class A (a)	1,582,441	108,334
Google, Inc. Class A (a)	155,965	189,594
LinkedIn Corp. (a)	18,800	3,836
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	108,700	11,916
Rackspace Hosting, Inc. (a)	133,802	4,920
Tencent Holdings Ltd.	150,200	12,048
Trulia, Inc. (a)(d)	89,500	2,681
Twitter, Inc. (d)	24,600	1,351
Web.com Group, Inc. (a)	469,200	17,102
		399,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	127,216	$ 13,238
IBM Corp.	117,900	21,832
MasterCard, Inc. Class A	522,000	40,570
Visa, Inc. Class A	243,600	55,039
		130,679
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	211,300	4,006
Applied Micro Circuits Corp. (a)	1,394,600	15,982
Broadcom Corp. Class A	152,300	4,526
Cavium, Inc. (a)	74,300	3,130
Cree, Inc. (a)	781,000	47,977
Cypress Semiconductor Corp.	1,344,866	13,166
Intel Corp.	101,900	2,523
Mellanox Technologies Ltd. (a)(d)	198,600	7,253
Nanoco Group PLC (a)(d)	650,795	1,313
NVIDIA Corp.	2,409,030	44,278
Rambus, Inc. (a)	1,255,300	11,574
Silicon Laboratories, Inc. (a)	671,400	34,893
Xilinx, Inc.	60,800	3,174
		193,795
Software - 8.3%
Adobe Systems, Inc. (a)	81,800	5,612
Citrix Systems, Inc. (a)	35,500	2,132
Concur Technologies, Inc. (a)	66,400	8,197
Interactive Intelligence Group, Inc. (a)	99,400	7,915
Intuit, Inc.	72,200	5,642
Microsoft Corp.	902,900	34,590
NetSuite, Inc. (a)	133,800	15,399
Oracle Corp.	338,200	13,227
Qlik Technologies, Inc. (a)	237,774	7,252
Red Hat, Inc. (a)	534,930	31,556
salesforce.com, Inc. (a)	2,357,200	147,019
ServiceNow, Inc. (a)	138,600	9,433
SolarWinds, Inc. (a)	94,700	4,373
Solera Holdings, Inc.	13,500	924
Splunk, Inc. (a)	41,100	3,812
TiVo, Inc. (a)	262,000	3,537
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
VMware, Inc. Class A (a)	28,700	$ 2,757
Workday, Inc. Class A (a)	62,300	6,848
		310,225
TOTAL INFORMATION TECHNOLOGY		1,249,541
MATERIALS - 1.6%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	101,600	6,769
Eastman Chemical Co.	31,200	2,728
Monsanto Co.	328,700	36,164
The Mosaic Co.	99,500	4,862
		50,523
Metals & Mining - 0.3%
Nucor Corp.	76,800	3,858
U.S. Silica Holdings, Inc. (d)	210,300	6,898
		10,756
TOTAL MATERIALS		61,279
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	178,400	8,488
Wireless Telecommunication Services - 0.2%
Sprint Corp. (a)	240,987	2,106
T-Mobile U.S., Inc. (a)	194,200	5,923
		8,029
TOTAL TELECOMMUNICATION SERVICES		16,517
TOTAL COMMON STOCKS (Cost $2,270,210)		3,642,868
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (e)	638,618	1,615
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Cloudera, Inc. Series F (e)	41,786	$ 608
MongoDB, Inc. Series F, 8.00% (e)	515,124	7,753
		8,361
TOTAL CONVERTIBLE PREFERRED STOCKS		9,976
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	676,657	11
Equilibrate Worldwide Therapeutics Series D (e)	676,657	27
Neuropathic Worldwide Therapeutics Series D (e)	676,657	5
Oculus Worldwide Therapeutics Series D (e)	676,657	8
Orchestrate U.S. Therapeutics, Inc. Series D (e)	676,657	12
Orchestrate Worldwide Therapeutics Series D (e)	676,657	21
		84
TOTAL PREFERRED STOCKS (Cost $10,922)		10,060
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.10% (b)	77,446,227	77,446
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	153,639,705	153,640
TOTAL MONEY MARKET FUNDS (Cost $231,086)		231,086
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $2,512,218)		3,884,014
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(149,898)
NET ASSETS - 100%		$ 3,734,116
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,060,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
aTyr Pharma, Inc. 8.00%	4/8/13	$ 1,615
Security	Acquisition Date	Acquisition Cost (000s)
Cloudera, Inc. Series F	2/5/14	$ 608
Equilibrate Asia Therapeutics Series D	5/17/13	$ 11
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 27
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 5
Oculus Worldwide Therapeutics Series D	5/17/13	$ 8
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 12
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 21
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	340
Total	$ 358
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 634,918	$ 634,918	$ -	$ -
Consumer Staples	359,582	358,474	1,108	-
Energy	149,866	149,866	-	-
Financials	141,181	141,181	-	-
Health Care	764,153	762,454	-	1,699
Industrials	267,530	267,530	-	-
Information Technology	1,257,902	1,249,541	-	8,361
Materials	61,279	61,279	-	-
Telecommunication Services	16,517	16,517	-	-
Money Market Funds	231,086	231,086	-	-
Total Investments in Securities:	$ 3,884,014	$ 3,872,846	$ 1,108	$ 10,060
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $2,514,037,000. Net unrealized appreciation aggregated $1,369,977,000, of which $1,477,583,000 related to appreciated investment securities and $107,606,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Series
Small Cap Fund

February 28, 2014

1.967946.100

AXS5-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Diversified Consumer Services - 1.8%
Best Bridal, Inc.	392,500	$ 2,449,027
Grand Canyon Education, Inc. (a)	82,200	3,896,280
Meiko Network Japan Co. Ltd.	222,100	2,424,615
		8,769,922
Hotels, Restaurants & Leisure - 1.3%
Life Time Fitness, Inc. (a)	59,800	2,822,560
Popeyes Louisiana Kitchen, Inc. (a)	29,900	1,197,794
Texas Roadhouse, Inc. Class A	97,100	2,568,295
		6,588,649
Household Durables - 1.6%
Iida Group Holdings Co. Ltd. (a)	164,400	2,484,496
Tupperware Brands Corp.	65,700	5,164,020
		7,648,516
Leisure Equipment & Products - 0.7%
Smith & Wesson Holding Corp. (a)(e)	298,900	3,437,350
Media - 0.3%
Harte-Hanks, Inc.	174,445	1,393,816
Multiline Retail - 0.6%
Big Lots, Inc. (a)	101,500	2,999,325
Specialty Retail - 4.6%
Aarons, Inc. Class A	153,400	4,713,982
Aeropostale, Inc. (a)(e)	424,200	3,113,628
Ascena Retail Group, Inc. (a)	44,800	819,392
Jumbo SA	122,800	2,327,247
Murphy U.S.A., Inc.	89,700	3,638,232
Office Depot, Inc. (a)	1,643,720	8,103,540
		22,716,021
Textiles, Apparel & Luxury Goods - 3.9%
Crocs, Inc. (a)	224,100	3,413,043
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	239,800	8,088,454
Steven Madden Ltd. (a)	164,400	5,992,380
Wolverine World Wide, Inc.	74,700	1,969,092
		19,462,969
TOTAL CONSUMER DISCRETIONARY		73,016,568
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.6%
Ain Pharmaciez, Inc.	14,900	647,126
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	89,700	$ 3,609,330
Tsuruha Holdings, Inc.	37,400	3,476,506
		7,732,962
Food Products - 1.9%
Darling International, Inc. (a)	478,200	9,650,076
TOTAL CONSUMER STAPLES		17,383,038
ENERGY - 6.6%
Energy Equipment & Services - 5.1%
Cathedral Energy Services Ltd.	442,100	1,876,519
Key Energy Services, Inc. (a)	657,500	5,943,800
McDermott International, Inc. (a)	298,900	2,489,837
Oil States International, Inc. (a)	47,800	4,537,176
Pason Systems, Inc.	228,800	5,905,449
Western Energy Services Corp.	505,100	4,242,238
		24,995,019
Oil, Gas & Consumable Fuels - 1.5%
World Fuel Services Corp.	164,325	7,397,912
TOTAL ENERGY		32,392,931
FINANCIALS - 20.4%
Capital Markets - 0.3%
Virtus Investment Partners, Inc. (a)	7,500	1,388,700
Commercial Banks - 3.6%
Bank of the Ozarks, Inc.	44,800	2,841,216
East West Bancorp, Inc.	149,400	5,332,086
First Financial Bankshares, Inc. (e)	25,400	1,536,192
Prosperity Bancshares, Inc.	44,800	2,836,288
Sterling Financial Corp.	157,200	4,978,524
		17,524,306
Consumer Finance - 0.6%
EZCORP, Inc. (non-vtg.) Class A (a)	248,500	3,141,040
Insurance - 8.2%
CNO Financial Group, Inc.	328,700	6,002,062
Enstar Group Ltd. (a)	26,900	3,367,342
HCC Insurance Holdings, Inc.	112,100	4,921,190
Primerica, Inc.	209,200	9,376,344
ProAssurance Corp.	97,100	4,414,166
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Reinsurance Group of America, Inc.	74,700	$ 5,751,153
RenaissanceRe Holdings Ltd.	71,200	6,800,312
		40,632,569
Real Estate Investment Trusts - 6.5%
Aviv REIT, Inc.	97,100	2,462,456
Corrections Corp. of America	171,800	5,729,530
EPR Properties	112,100	5,970,446
Equity Lifestyle Properties, Inc.	48,900	1,968,225
MFA Financial, Inc.	582,800	4,580,808
National Health Investors, Inc.	82,200	5,071,740
Rouse Properties, Inc. (e)	209,200	3,916,224
Sovran Self Storage, Inc.	29,900	2,212,301
		31,911,730
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	28,000	1,540,729
Thrifts & Mortgage Finance - 0.9%
EverBank Financial Corp.	254,000	4,551,680
TOTAL FINANCIALS		100,690,754
HEALTH CARE - 10.6%
Biotechnology - 1.1%
United Therapeutics Corp. (a)	50,300	5,101,426
Health Care Equipment & Supplies - 1.7%
DENTSPLY International, Inc.	67,200	3,049,536
The Cooper Companies, Inc.	40,300	5,166,863
		8,216,399
Health Care Providers & Services - 6.0%
AmSurg Corp. (a)	134,500	5,899,170
Community Health Systems, Inc. (a)	239,100	9,925,041
Health Net, Inc. (a)	104,600	3,561,630
MEDNAX, Inc. (a)	58,020	3,528,776
The Ensign Group, Inc.	168,400	6,668,640
		29,583,257
Health Care Technology - 0.6%
Quality Systems, Inc.	179,300	3,130,578
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	20,800	$ 3,160,456
Prestige Brands Holdings, Inc. (a)	97,100	2,766,379
		5,926,835
TOTAL HEALTH CARE		51,958,495
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.9%
Moog, Inc. Class A (a)	59,800	3,703,414
Teledyne Technologies, Inc. (a)	59,800	5,859,204
		9,562,618
Commercial Services & Supplies - 3.0%
Mitie Group PLC	836,800	4,842,766
UniFirst Corp.	37,400	4,102,406
West Corp.	224,100	5,629,392
		14,574,564
Construction & Engineering - 0.9%
Badger Daylighting Ltd.	140,100	4,352,425
Machinery - 3.8%
Actuant Corp. Class A	104,600	3,667,276
Hy-Lok Corp.	89,657	2,379,174
Standex International Corp.	67,200	3,716,832
TriMas Corp. (a)	134,500	4,520,545
Valmont Industries, Inc.	29,900	4,354,337
		18,638,164
Marine - 0.3%
SITC International Holdings Co. Ltd.	2,839,000	1,291,361
Professional Services - 0.4%
Benefit One, Inc. (e)	236,900	2,211,408
Trading Companies & Distributors - 2.9%
DXP Enterprises, Inc. (a)	21,800	2,218,368
Textainer Group Holdings Ltd. (e)	112,100	4,088,287
WESCO International, Inc. (a)	92,600	7,983,046
		14,289,701
TOTAL INDUSTRIALS		64,920,241
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 15.9%
Electronic Equipment & Components - 4.2%
Belden, Inc.	59,800	$ 4,313,374
CDW Corp.	269,000	7,039,730
Insight Enterprises, Inc. (a)	164,400	3,777,912
Jabil Circuit, Inc.	194,300	3,596,493
ScanSource, Inc. (a)	52,300	2,053,298
		20,780,807
Internet Software & Services - 2.4%
Conversant, Inc. (a)(e)	194,300	4,830,298
Perficient, Inc. (a)	115,450	2,356,335
Stamps.com, Inc. (a)	125,600	4,418,608
		11,605,241
IT Services - 7.2%
EPAM Systems, Inc. (a)	89,700	3,761,121
Genpact Ltd. (a)	194,300	3,240,924
Global Payments, Inc.	149,400	10,507,302
Syntel, Inc. (a)	52,300	4,935,028
VeriFone Systems, Inc. (a)	358,600	10,381,470
WEX, Inc. (a)	29,900	2,894,918
		35,720,763
Semiconductors & Semiconductor Equipment - 0.8%
Omnivision Technologies, Inc. (a)	224,100	3,870,207
Software - 1.3%
Sword Group	82,661	2,076,565
Verint Systems, Inc. (a)	92,600	4,334,606
		6,411,171
TOTAL INFORMATION TECHNOLOGY		78,388,189
MATERIALS - 3.2%
Chemicals - 1.6%
Axiall Corp.	59,800	2,420,106
PolyOne Corp.	144,500	5,418,750
		7,838,856
Containers & Packaging - 0.9%
Sealed Air Corp.	134,500	4,578,380
Metals & Mining - 0.7%
Aurubis AG (e)	59,800	3,328,916
TOTAL MATERIALS		15,746,152
Common Stocks - continued
	Shares	Value
UTILITIES - 0.4%
Gas Utilities - 0.4%
New Jersey Resources Corp.	44,800	$ 2,016,448
TOTAL COMMON STOCKS (Cost $423,563,491)		436,512,816
U.S. Treasury Obligations - 0.4%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 5/8/14 (h) (Cost $2,019,810)		$ 2,020,000	2,019,796
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,687,396)	EUR	1,730,000	2,581,958
Money Market Funds - 13.1%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	50,129,896	50,129,896
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	14,271,740	14,271,740
TOTAL MONEY MARKET FUNDS (Cost $64,401,636)		64,401,636
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $492,672,333)		505,516,206
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(12,878,779)
NET ASSETS - 100%		$ 492,637,427
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
394 ICE Russell 2000 Index Contracts (United States)	March 2014	$ 46,566,860	$ 1,608,763

The face value of futures purchased as a percentage of net assets is 9.5%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,581,958 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,019,796.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,815
Fidelity Securities Lending Cash Central Fund	34,928
Total	$ 41,743
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,016,568	$ 73,016,568	$ -	$ -
Consumer Staples	17,383,038	17,383,038	-	-
Energy	32,392,931	32,392,931	-	-
Financials	100,690,754	100,690,754	-	-
Health Care	51,958,495	51,958,495	-	-
Industrials	64,920,241	64,920,241	-	-
Information Technology	78,388,189	78,388,189	-	-
Materials	15,746,152	15,746,152	-	-
Utilities	2,016,448	2,016,448	-	-
U.S. Government and Government Agency Obligations	2,019,796	-	2,019,796	-
Preferred Securities	2,581,958	-	2,581,958	-
Money Market Funds	64,401,636	64,401,636	-	-
Total Investments in Securities:	$ 505,516,206	$ 500,914,452	$ 4,601,754	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,608,763	$ 1,608,763	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $492,957,990. Net unrealized appreciation aggregated $12,558,216, of which $26,301,604 related to appreciated investment securities and $13,743,388 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2014

1.797928.110

MC-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	118,400	$ 9,747
Household Durables - 2.4%
Jarden Corp. (a)	317,115	19,493
NVR, Inc. (a)	17,400	20,741
Tupperware Brands Corp.	153,580	12,071
		52,305
Internet & Catalog Retail - 0.5%
Liberty Interactive Corp. Series A (a)	348,310	10,171
Media - 0.8%
The Madison Square Garden Co. Class A (a)	307,100	17,508
Multiline Retail - 1.6%
Dollar General Corp. (a)	323,340	19,368
Dollar Tree, Inc. (a)	313,878	17,191
		36,559
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	123,582	4,898
Cabela's, Inc. Class A (a)	231,000	15,320
Dick's Sporting Goods, Inc.	230,880	12,391
DSW, Inc. Class A	204,200	7,858
Foot Locker, Inc.	633,700	26,432
PetSmart, Inc.	150,260	10,076
Ross Stores, Inc.	223,010	16,235
Sally Beauty Holdings, Inc. (a)	450,620	12,933
Williams-Sonoma, Inc.	213,960	12,461
		118,604
Textiles, Apparel & Luxury Goods - 1.6%
Fossil Group, Inc. (a)	98,200	11,284
PVH Corp.	92,000	11,632
Ralph Lauren Corp.	78,100	12,580
		35,496
TOTAL CONSUMER DISCRETIONARY		280,390
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Monster Beverage Corp. (a)	58,984	4,365
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	$ 11,895
Whole Foods Market, Inc.	131,842	7,126
		19,021
Food Products - 2.9%
Hillshire Brands Co.	324,400	12,181
Mead Johnson Nutrition Co. Class A	102,300	8,343
The Hain Celestial Group, Inc. (a)	127,000	11,341
The Hershey Co.	83,900	8,878
TreeHouse Foods, Inc. (a)	111,080	7,916
WhiteWave Foods Co. (a)	523,200	14,807
		63,466
TOTAL CONSUMER STAPLES		86,852
ENERGY - 6.0%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	129,000	13,875
Helmerich & Payne, Inc.	123,980	12,243
Oil States International, Inc. (a)	56,100	5,325
Rowan Companies PLC (a)	250,610	8,360
		39,803
Oil, Gas & Consumable Fuels - 4.2%
Atlas Pipeline Partners LP	72,937	2,242
Cheniere Energy, Inc. (a)	109,400	5,408
Cimarex Energy Co.	197,400	22,841
Energen Corp.	189,900	15,276
Genesis Energy LP	93,760	5,157
HollyFrontier Corp.	95,070	4,332
SM Energy Co.	194,746	14,363
Targa Resources Corp.	74,700	7,228
Whiting Petroleum Corp. (a)	136,700	9,393
WPX Energy, Inc. (a)	365,280	6,436
		92,676
TOTAL ENERGY		132,479
FINANCIALS - 22.1%
Capital Markets - 4.0%
ABG Sundal Collier ASA (a)	3,100,000	2,712
KKR & Co. LP	776,064	18,734
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
MLP AG	1,566,600	$ 11,564
Oaktree Capital Group LLC Class A	162,900	10,048
Och-Ziff Capital Management Group LLC Class A	510,800	6,880
Raymond James Financial, Inc.	433,300	22,870
Virtus Investment Partners, Inc. (a)	62,900	11,647
Vontobel Holdings AG	100,000	3,718
		88,173
Commercial Banks - 3.2%
City National Corp.	178,410	13,350
Erste Group Bank AG	466,774	16,565
Huntington Bancshares, Inc.	2,363,778	22,527
Prosperity Bancshares, Inc.	153,100	9,693
Synovus Financial Corp.	2,339,589	8,142
		70,277
Consumer Finance - 3.5%
ACOM Co. Ltd. (a)(d)	2,490,200	7,145
Capital One Financial Corp.	513,500	37,706
Cash America International, Inc.	239,527	9,586
SLM Corp.	951,416	22,777
		77,214
Diversified Financial Services - 1.0%
Interactive Brokers Group, Inc.	1,011,767	22,502
Insurance - 2.4%
Brown & Brown, Inc.	300,000	9,030
Direct Line Insurance Group PLC	4,189,691	18,557
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	12,379
Fidelity National Financial, Inc. Class A	309,000	10,216
St. James's Place Capital PLC	237,200	3,476
		53,658
Real Estate Investment Trusts - 7.1%
Alexandria Real Estate Equities, Inc.	150,275	10,887
Corrections Corp. of America	119,100	3,972
Cousins Properties, Inc.	417,900	4,827
Equity One, Inc.	406,733	9,436
Essex Property Trust, Inc.	112,364	18,793
Federal Realty Investment Trust (SBI)	76,000	8,460
FelCor Lodging Trust, Inc.	429,000	3,737
Glimcher Realty Trust	504,064	4,905
Liberty Property Trust (SBI)	89,500	3,424
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	193,800	$ 13,109
National Retail Properties, Inc. (d)	369,369	13,257
Piedmont Office Realty Trust, Inc. Class A	296,878	5,130
Post Properties, Inc.	118,300	5,741
Redwood Trust, Inc. (d)	449,400	9,033
Senior Housing Properties Trust (SBI)	400,000	8,920
SL Green Realty Corp.	153,865	15,283
Sovran Self Storage, Inc.	73,539	5,441
Terreno Realty Corp.	286,510	5,352
Weyerhaeuser Co.	254,614	7,514
		157,221
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	40,000	1,665
Altisource Portfolio Solutions SA	41,010	4,035
CBRE Group, Inc. (a)	211,132	5,901
		11,601
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	203,763	7,629
TOTAL FINANCIALS		488,275
HEALTH CARE - 9.9%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	82,000	14,498
Grifols SA ADR	260,000	10,941
Medivation, Inc. (a)	110,000	7,910
		33,349
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	1,620,000	21,222
Masimo Corp. (a)	400,000	10,220
The Cooper Companies, Inc.	155,000	19,873
		51,315
Health Care Providers & Services - 1.8%
Catamaran Corp. (a)	145,000	6,529
Community Health Systems, Inc. (a)	69,000	2,864
HCA Holdings, Inc. (a)	100,000	5,120
Humana, Inc.	65,000	7,310
MEDNAX, Inc. (a)	300,000	18,246
		40,069
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Cerner Corp. (a)	190,000	$ 11,660
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	174,000	9,906
Illumina, Inc. (a)	67,000	11,490
		21,396
Pharmaceuticals - 2.7%
Actavis PLC (a)	69,000	15,237
Forest Laboratories, Inc. (a)	100,000	9,757
Perrigo Co. PLC	80,000	13,155
Salix Pharmaceuticals Ltd. (a)	200,000	21,584
		59,733
TOTAL HEALTH CARE		217,522
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.7%
Meggitt PLC	1,832,400	15,465
TransDigm Group, Inc.	118,610	21,129
		36,594
Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	153,656	2,766
West Corp.	13,500	339
		3,105
Construction & Engineering - 0.6%
MasTec, Inc. (a)	327,100	13,391
Electrical Equipment - 6.0%
AMETEK, Inc.	581,490	30,959
Eaton Corp. PLC	288,400	21,546
Hubbell, Inc. Class B	352,140	42,095
Roper Industries, Inc.	272,520	36,959
		131,559
Machinery - 3.3%
Cummins, Inc.	155,700	22,720
Ingersoll-Rand PLC	252,807	15,457
Manitowoc Co., Inc.	608,900	18,839
Valmont Industries, Inc.	112,500	16,383
WABCO Holdings, Inc. (a)	18	2
		73,401
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.3%
Verisk Analytics, Inc. (a)	460,500	$ 29,341
Road & Rail - 2.1%
J.B. Hunt Transport Services, Inc.	631,340	45,368
Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	76,300	19,458
Watsco, Inc.	236,000	23,218
		42,676
TOTAL INDUSTRIALS		375,435
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.3%
Aruba Networks, Inc. (a)	196,800	4,036
F5 Networks, Inc. (a)	30,500	3,426
Juniper Networks, Inc. (a)	121,600	3,252
Polycom, Inc. (a)	461,277	6,163
Riverbed Technology, Inc. (a)	489,550	10,907
		27,784
Computers & Peripherals - 1.2%
EMC Corp.	269,100	7,096
NCR Corp. (a)	567,300	19,317
		26,413
Electronic Equipment & Components - 0.9%
Trimble Navigation Ltd. (a)	541,400	20,654
Internet Software & Services - 2.1%
Equinix, Inc. (a)	104,600	19,870
Rackspace Hosting, Inc. (a)	398,400	14,649
Velti PLC (f)	215,084	6
Yahoo!, Inc. (a)	271,600	10,503
		45,028
IT Services - 1.4%
Alliance Data Systems Corp. (a)(d)	12,020	3,427
EPAM Systems, Inc. (a)	161,196	6,759
Genpact Ltd. (a)	867,200	14,465
Neustar, Inc. Class A (a)	194,500	6,967
		31,618
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp.	240,600	8,736
Broadcom Corp. Class A	255,800	7,602
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	288,500	$ 17,723
NXP Semiconductors NV (a)	120,000	6,748
RF Micro Devices, Inc. (a)	1,377,500	9,753
Semtech Corp. (a)	377,400	9,416
Skyworks Solutions, Inc. (a)	351,250	12,455
		72,433
Software - 5.5%
Autodesk, Inc. (a)	230,800	12,108
Citrix Systems, Inc. (a)	213,695	12,832
CommVault Systems, Inc. (a)	190,500	13,122
Fortinet, Inc. (a)	529,300	12,253
MICROS Systems, Inc. (a)	231,300	12,839
Nuance Communications, Inc. (a)(d)	630,534	9,641
Parametric Technology Corp. (a)	339,900	13,361
Rovi Corp. (a)	417,400	10,368
SolarWinds, Inc. (a)	222,180	10,260
Synopsys, Inc. (a)	356,800	14,415
		121,199
TOTAL INFORMATION TECHNOLOGY		345,129
MATERIALS - 7.0%
Chemicals - 4.6%
Airgas, Inc.	212,104	22,865
Albemarle Corp.	135,882	8,967
Ashland, Inc.	102,000	9,626
Eastman Chemical Co.	88,970	7,779
FMC Corp.	231,240	17,847
International Flavors & Fragrances, Inc.	50,700	4,755
RPM International, Inc.	111,600	4,672
Sherwin-Williams Co.	53,131	10,652
W.R. Grace & Co. (a)	149,297	15,130
		102,293
Containers & Packaging - 1.2%
Aptargroup, Inc.	201,956	13,363
Rock-Tenn Co. Class A	114,200	12,747
		26,110
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.2%
Carpenter Technology Corp.	171,600	$ 10,150
Reliance Steel & Aluminum Co.	227,485	15,760
		25,910
TOTAL MATERIALS		154,313
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	20,410	1,942
Telephone & Data Systems, Inc.	172,000	3,920
		5,862
UTILITIES - 3.8%
Electric Utilities - 2.0%
Great Plains Energy, Inc.	326,200	8,569
OGE Energy Corp.	587,900	21,164
PNM Resources, Inc.	341,538	8,931
Portland General Electric Co.	197,500	6,281
		44,945
Gas Utilities - 0.3%
National Fuel Gas Co.	82,151	6,171
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	185,300	10,508
Dynegy, Inc. (a)	44,200	1,034
		11,542
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	443,175	15,050
Water Utilities - 0.3%
American Water Works Co., Inc.	149,620	6,709
TOTAL UTILITIES		84,417
TOTAL COMMON STOCKS (Cost $1,822,109)		2,170,674
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% 4/3/14 (e) (Cost $690)	$ 690	$ 690
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	41,094,423	41,094
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	16,940,936	16,941
TOTAL MONEY MARKET FUNDS (Cost $58,035)		58,035
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,880,834)		2,229,399
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(23,518)
NET ASSETS - 100%		$ 2,205,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
41 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 5,634	$ 96

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $300,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000 or 0.27% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	34
Total	$ 45
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 280,390	$ 280,390	$ -	$ -
Consumer Staples	86,852	86,852	-	-
Energy	132,479	132,479	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 488,275	$ 488,275	$ -	$ -
Health Care	217,522	217,522	-	-
Industrials	375,435	375,435	-	-
Information Technology	345,129	345,123	6	-
Materials	154,313	154,313	-	-
Telecommunication Services	5,862	5,862	-	-
Utilities	84,417	84,417	-	-
U.S. Government and Government Agency Obligations	690	-	690	-
Money Market Funds	58,035	58,035	-	-
Total Investments in Securities:	$ 2,229,399	$ 2,228,703	$ 696	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 96	$ 96	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $1,882,585,000. Net unrealized appreciation aggregated $346,814,000, of which $389,336,000 related to appreciated investment securities and $42,522,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Mid Cap Fund

(A Class of Fidelity Advisor®
Stock Selector Mid Cap Fund)

February 28, 2014

1.940905.101

SKD-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
TRW Automotive Holdings Corp. (a)	118,400	$ 9,747
Household Durables - 2.4%
Jarden Corp. (a)	317,115	19,493
NVR, Inc. (a)	17,400	20,741
Tupperware Brands Corp.	153,580	12,071
		52,305
Internet & Catalog Retail - 0.5%
Liberty Interactive Corp. Series A (a)	348,310	10,171
Media - 0.8%
The Madison Square Garden Co. Class A (a)	307,100	17,508
Multiline Retail - 1.6%
Dollar General Corp. (a)	323,340	19,368
Dollar Tree, Inc. (a)	313,878	17,191
		36,559
Specialty Retail - 5.4%
Abercrombie & Fitch Co. Class A	123,582	4,898
Cabela's, Inc. Class A (a)	231,000	15,320
Dick's Sporting Goods, Inc.	230,880	12,391
DSW, Inc. Class A	204,200	7,858
Foot Locker, Inc.	633,700	26,432
PetSmart, Inc.	150,260	10,076
Ross Stores, Inc.	223,010	16,235
Sally Beauty Holdings, Inc. (a)	450,620	12,933
Williams-Sonoma, Inc.	213,960	12,461
		118,604
Textiles, Apparel & Luxury Goods - 1.6%
Fossil Group, Inc. (a)	98,200	11,284
PVH Corp.	92,000	11,632
Ralph Lauren Corp.	78,100	12,580
		35,496
TOTAL CONSUMER DISCRETIONARY		280,390
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Monster Beverage Corp. (a)	58,984	4,365
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.8%
United Natural Foods, Inc. (a)	164,345	$ 11,895
Whole Foods Market, Inc.	131,842	7,126
		19,021
Food Products - 2.9%
Hillshire Brands Co.	324,400	12,181
Mead Johnson Nutrition Co. Class A	102,300	8,343
The Hain Celestial Group, Inc. (a)	127,000	11,341
The Hershey Co.	83,900	8,878
TreeHouse Foods, Inc. (a)	111,080	7,916
WhiteWave Foods Co. (a)	523,200	14,807
		63,466
TOTAL CONSUMER STAPLES		86,852
ENERGY - 6.0%
Energy Equipment & Services - 1.8%
Dril-Quip, Inc. (a)	129,000	13,875
Helmerich & Payne, Inc.	123,980	12,243
Oil States International, Inc. (a)	56,100	5,325
Rowan Companies PLC (a)	250,610	8,360
		39,803
Oil, Gas & Consumable Fuels - 4.2%
Atlas Pipeline Partners LP	72,937	2,242
Cheniere Energy, Inc. (a)	109,400	5,408
Cimarex Energy Co.	197,400	22,841
Energen Corp.	189,900	15,276
Genesis Energy LP	93,760	5,157
HollyFrontier Corp.	95,070	4,332
SM Energy Co.	194,746	14,363
Targa Resources Corp.	74,700	7,228
Whiting Petroleum Corp. (a)	136,700	9,393
WPX Energy, Inc. (a)	365,280	6,436
		92,676
TOTAL ENERGY		132,479
FINANCIALS - 22.1%
Capital Markets - 4.0%
ABG Sundal Collier ASA (a)	3,100,000	2,712
KKR & Co. LP	776,064	18,734
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
MLP AG	1,566,600	$ 11,564
Oaktree Capital Group LLC Class A	162,900	10,048
Och-Ziff Capital Management Group LLC Class A	510,800	6,880
Raymond James Financial, Inc.	433,300	22,870
Virtus Investment Partners, Inc. (a)	62,900	11,647
Vontobel Holdings AG	100,000	3,718
		88,173
Commercial Banks - 3.2%
City National Corp.	178,410	13,350
Erste Group Bank AG	466,774	16,565
Huntington Bancshares, Inc.	2,363,778	22,527
Prosperity Bancshares, Inc.	153,100	9,693
Synovus Financial Corp.	2,339,589	8,142
		70,277
Consumer Finance - 3.5%
ACOM Co. Ltd. (a)(d)	2,490,200	7,145
Capital One Financial Corp.	513,500	37,706
Cash America International, Inc.	239,527	9,586
SLM Corp.	951,416	22,777
		77,214
Diversified Financial Services - 1.0%
Interactive Brokers Group, Inc.	1,011,767	22,502
Insurance - 2.4%
Brown & Brown, Inc.	300,000	9,030
Direct Line Insurance Group PLC	4,189,691	18,557
Fairfax Financial Holdings Ltd. (sub. vtg.)	29,800	12,379
Fidelity National Financial, Inc. Class A	309,000	10,216
St. James's Place Capital PLC	237,200	3,476
		53,658
Real Estate Investment Trusts - 7.1%
Alexandria Real Estate Equities, Inc.	150,275	10,887
Corrections Corp. of America	119,100	3,972
Cousins Properties, Inc.	417,900	4,827
Equity One, Inc.	406,733	9,436
Essex Property Trust, Inc.	112,364	18,793
Federal Realty Investment Trust (SBI)	76,000	8,460
FelCor Lodging Trust, Inc.	429,000	3,737
Glimcher Realty Trust	504,064	4,905
Liberty Property Trust (SBI)	89,500	3,424
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	193,800	$ 13,109
National Retail Properties, Inc. (d)	369,369	13,257
Piedmont Office Realty Trust, Inc. Class A	296,878	5,130
Post Properties, Inc.	118,300	5,741
Redwood Trust, Inc. (d)	449,400	9,033
Senior Housing Properties Trust (SBI)	400,000	8,920
SL Green Realty Corp.	153,865	15,283
Sovran Self Storage, Inc.	73,539	5,441
Terreno Realty Corp.	286,510	5,352
Weyerhaeuser Co.	254,614	7,514
		157,221
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	40,000	1,665
Altisource Portfolio Solutions SA	41,010	4,035
CBRE Group, Inc. (a)	211,132	5,901
		11,601
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	203,763	7,629
TOTAL FINANCIALS		488,275
HEALTH CARE - 9.9%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	82,000	14,498
Grifols SA ADR	260,000	10,941
Medivation, Inc. (a)	110,000	7,910
		33,349
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	1,620,000	21,222
Masimo Corp. (a)	400,000	10,220
The Cooper Companies, Inc.	155,000	19,873
		51,315
Health Care Providers & Services - 1.8%
Catamaran Corp. (a)	145,000	6,529
Community Health Systems, Inc. (a)	69,000	2,864
HCA Holdings, Inc. (a)	100,000	5,120
Humana, Inc.	65,000	7,310
MEDNAX, Inc. (a)	300,000	18,246
		40,069
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.6%
Cerner Corp. (a)	190,000	$ 11,660
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	174,000	9,906
Illumina, Inc. (a)	67,000	11,490
		21,396
Pharmaceuticals - 2.7%
Actavis PLC (a)	69,000	15,237
Forest Laboratories, Inc. (a)	100,000	9,757
Perrigo Co. PLC	80,000	13,155
Salix Pharmaceuticals Ltd. (a)	200,000	21,584
		59,733
TOTAL HEALTH CARE		217,522
INDUSTRIALS - 17.0%
Aerospace & Defense - 1.7%
Meggitt PLC	1,832,400	15,465
TransDigm Group, Inc.	118,610	21,129
		36,594
Commercial Services & Supplies - 0.1%
Covanta Holding Corp.	153,656	2,766
West Corp.	13,500	339
		3,105
Construction & Engineering - 0.6%
MasTec, Inc. (a)	327,100	13,391
Electrical Equipment - 6.0%
AMETEK, Inc.	581,490	30,959
Eaton Corp. PLC	288,400	21,546
Hubbell, Inc. Class B	352,140	42,095
Roper Industries, Inc.	272,520	36,959
		131,559
Machinery - 3.3%
Cummins, Inc.	155,700	22,720
Ingersoll-Rand PLC	252,807	15,457
Manitowoc Co., Inc.	608,900	18,839
Valmont Industries, Inc.	112,500	16,383
WABCO Holdings, Inc. (a)	18	2
		73,401
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.3%
Verisk Analytics, Inc. (a)	460,500	$ 29,341
Road & Rail - 2.1%
J.B. Hunt Transport Services, Inc.	631,340	45,368
Trading Companies & Distributors - 1.9%
W.W. Grainger, Inc.	76,300	19,458
Watsco, Inc.	236,000	23,218
		42,676
TOTAL INDUSTRIALS		375,435
INFORMATION TECHNOLOGY - 15.7%
Communications Equipment - 1.3%
Aruba Networks, Inc. (a)	196,800	4,036
F5 Networks, Inc. (a)	30,500	3,426
Juniper Networks, Inc. (a)	121,600	3,252
Polycom, Inc. (a)	461,277	6,163
Riverbed Technology, Inc. (a)	489,550	10,907
		27,784
Computers & Peripherals - 1.2%
EMC Corp.	269,100	7,096
NCR Corp. (a)	567,300	19,317
		26,413
Electronic Equipment & Components - 0.9%
Trimble Navigation Ltd. (a)	541,400	20,654
Internet Software & Services - 2.1%
Equinix, Inc. (a)	104,600	19,870
Rackspace Hosting, Inc. (a)	398,400	14,649
Velti PLC (f)	215,084	6
Yahoo!, Inc. (a)	271,600	10,503
		45,028
IT Services - 1.4%
Alliance Data Systems Corp. (a)(d)	12,020	3,427
EPAM Systems, Inc. (a)	161,196	6,759
Genpact Ltd. (a)	867,200	14,465
Neustar, Inc. Class A (a)	194,500	6,967
		31,618
Semiconductors & Semiconductor Equipment - 3.3%
Altera Corp.	240,600	8,736
Broadcom Corp. Class A	255,800	7,602
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cree, Inc. (a)	288,500	$ 17,723
NXP Semiconductors NV (a)	120,000	6,748
RF Micro Devices, Inc. (a)	1,377,500	9,753
Semtech Corp. (a)	377,400	9,416
Skyworks Solutions, Inc. (a)	351,250	12,455
		72,433
Software - 5.5%
Autodesk, Inc. (a)	230,800	12,108
Citrix Systems, Inc. (a)	213,695	12,832
CommVault Systems, Inc. (a)	190,500	13,122
Fortinet, Inc. (a)	529,300	12,253
MICROS Systems, Inc. (a)	231,300	12,839
Nuance Communications, Inc. (a)(d)	630,534	9,641
Parametric Technology Corp. (a)	339,900	13,361
Rovi Corp. (a)	417,400	10,368
SolarWinds, Inc. (a)	222,180	10,260
Synopsys, Inc. (a)	356,800	14,415
		121,199
TOTAL INFORMATION TECHNOLOGY		345,129
MATERIALS - 7.0%
Chemicals - 4.6%
Airgas, Inc.	212,104	22,865
Albemarle Corp.	135,882	8,967
Ashland, Inc.	102,000	9,626
Eastman Chemical Co.	88,970	7,779
FMC Corp.	231,240	17,847
International Flavors & Fragrances, Inc.	50,700	4,755
RPM International, Inc.	111,600	4,672
Sherwin-Williams Co.	53,131	10,652
W.R. Grace & Co. (a)	149,297	15,130
		102,293
Containers & Packaging - 1.2%
Aptargroup, Inc.	201,956	13,363
Rock-Tenn Co. Class A	114,200	12,747
		26,110
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.2%
Carpenter Technology Corp.	171,600	$ 10,150
Reliance Steel & Aluminum Co.	227,485	15,760
		25,910
TOTAL MATERIALS		154,313
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	20,410	1,942
Telephone & Data Systems, Inc.	172,000	3,920
		5,862
UTILITIES - 3.8%
Electric Utilities - 2.0%
Great Plains Energy, Inc.	326,200	8,569
OGE Energy Corp.	587,900	21,164
PNM Resources, Inc.	341,538	8,931
Portland General Electric Co.	197,500	6,281
		44,945
Gas Utilities - 0.3%
National Fuel Gas Co.	82,151	6,171
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	185,300	10,508
Dynegy, Inc. (a)	44,200	1,034
		11,542
Multi-Utilities - 0.7%
MDU Resources Group, Inc.	443,175	15,050
Water Utilities - 0.3%
American Water Works Co., Inc.	149,620	6,709
TOTAL UTILITIES		84,417
TOTAL COMMON STOCKS (Cost $1,822,109)		2,170,674
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.04% 4/3/14 (e) (Cost $690)	$ 690	$ 690
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	41,094,423	41,094
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	16,940,936	16,941
TOTAL MONEY MARKET FUNDS (Cost $58,035)		58,035
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,880,834)		2,229,399
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(23,518)
NET ASSETS - 100%		$ 2,205,881
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
41 CME E-mini S&P MidCap 400 Index Contracts (United States)	March 2014	$ 5,634	$ 96

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $300,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,000 or 0.27% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	34
Total	$ 45
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 280,390	$ 280,390	$ -	$ -
Consumer Staples	86,852	86,852	-	-
Energy	132,479	132,479	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 488,275	$ 488,275	$ -	$ -
Health Care	217,522	217,522	-	-
Industrials	375,435	375,435	-	-
Information Technology	345,129	345,123	6	-
Materials	154,313	154,313	-	-
Telecommunication Services	5,862	5,862	-	-
Utilities	84,417	84,417	-	-
U.S. Government and Government Agency Obligations	690	-	690	-
Money Market Funds	58,035	58,035	-	-
Total Investments in Securities:	$ 2,229,399	$ 2,228,703	$ 696	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 96	$ 96	$ -	$ -
Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $1,882,585,000. Net unrealized appreciation aggregated $346,814,000, of which $389,336,000 related to appreciated investment securities and $42,522,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2014

1.814099.109

REHI-QTLY-0414

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.2%
		Principal Amount (c)	Value
Healthcare - 1.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 2,725,000	$ 2,943,000
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,790,000	1,866,075
6.75% 10/15/22		1,230,000	1,331,475
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,404,106
			9,544,656
Homebuilders/Real Estate - 1.6%
Developers Diversified Realty Corp.:
4.625% 7/15/22		288,000	302,302
7.5% 4/1/17		214,000	249,206
7.875% 9/1/20		2,437,000	3,060,775
HCP, Inc. 3.75% 2/1/16		1,000,000	1,054,670
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,116,440
Howard Hughes Corp. 6.875% 10/1/21 (d)		1,715,000	1,809,325
Hunt Companies, Inc. 9.625% 3/1/21 (d)		2,635,000	2,667,938
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,064,261
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,104,142
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,190,000
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,036,431
Wrightwood Capital LLC 1.9% 4/20/20 (b)		79,520	163,811
			14,819,301
Hotels - 1.6%
FelCor Lodging LP:
5.625% 3/1/23		755,000	758,775
6.75% 6/1/19		3,000,000	3,225,000
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	931,493
5.875% 6/15/19		450,000	488,115
6% 11/1/20		805,000	883,780
Times Square Hotel Trust 8.528% 8/1/26 (d)		6,982,102	8,990,537
			15,277,700
TOTAL NONCONVERTIBLE BONDS (Cost $35,310,839)			39,641,657
Asset-Backed Securities - 5.4%
		Principal Amount (c)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		$ 1,223,586	$ 1,223,586
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.358% 6/26/34 (d)(e)		73,793	4,321
Atherton Franchise Loan Funding LLP Series 1998-A Class F, 7.44% 5/15/20 (d)		106,815	2,478
Capital Trust RE CDO Ltd.:
Series 2005-1A:
Class D, 1.654% 3/20/50 (d)(e)		750,000	31,875
Class E, 2.254% 3/20/50 (d)(e)		3,000,000	0
Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		186,585	186,585
Class B, 5.267% 6/25/35 (d)		2,203,500	2,223,332
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4899% 4/7/52 (d)(e)		1,334,337	1,287,635
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		5,751,194	3,546,186
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		2,568,720	2,580,279
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		643,923	96,588
Series 2004-1A Class H1, 3.9254% 1/28/40 (d)(e)		2,505,399	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.5983% 11/28/39 (d)(e)		1,098,662	32,960
Class F, 5.0983% 11/28/39 (d)(e)		1,197,863	29,947
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6555% 6/25/35 (e)(g)		411,230	9,589
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8055% 9/25/46 (d)(e)		1,580,000	1,343,000
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7055% 8/26/30 (d)(e)		550,000	539,000
Class E, 2.1555% 8/26/30 (d)(e)		1,055,000	713,708
Merit Securities Corp. Series 13 Class M1, 7.8644% 12/28/33 (e)		1,665,000	1,774,061
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.4155% 2/25/47 (d)(e)		3,981,488	3,907,831
Class A2, 0.4455% 2/25/47 (d)(e)		4,280,000	4,029,620
Class H, 1.6255% 2/25/47 (d)(e)		1,005,000	844,200
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9083% 8/28/38 (d)(e)		589,746	589,746
Class C1B, 7.696% 8/28/38 (d)		910,181	782,756
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		$ 279,123	$ 169,783
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1055% 9/25/46 (d)(e)		1,190,000	321,300
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.8856% 2/5/36 (d)(e)		2,466,958	247
Class E, 4.7356% 2/5/36 (d)(e)		729,288	73
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7356% 12/5/36 (d)(e)		4,314,889	431
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7459% 9/25/26 (d)(e)		4,815,000	3,322,350
Series 2006-1A:
Class A1A, 0.5059% 9/25/26 (d)(e)		317,013	317,013
Class A1B, 0.5759% 9/25/26 (d)(e)		7,893,000	7,750,926
Class A2B, 0.5559% 9/25/26 (d)(e)		160,172	159,211
Class B, 0.6059% 9/25/26 (d)(e)		2,310,000	2,251,095
Class C, 0.7759% 9/25/26 (d)(e)		3,740,000	3,625,930
Class D, 0.8759% 9/25/26 (d)(e)		1,230,000	1,158,660
Class E, 0.9759% 9/25/26 (d)(e)		1,320,000	1,233,540
Class F, 1.3959% 9/25/26 (d)(e)		1,601,000	1,472,920
Class G, 1.5959% 9/25/26 (d)(e)		576,000	527,789
Class J, 2.9959% 9/25/26 (d)(e)		500,000	461,250
Class K, 3.4959% 9/25/26 (d)(e)		805,000	720,878
Class L, 4.2459% 9/25/26 (d)(e)		500,000	453,750
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.5536% 11/21/40 (d)(e)		1,206,380	1,121,933
TOTAL ASSET-BACKED SECURITIES (Cost $62,475,976)			50,848,362
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.6%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		518,606	232,781
Class B4, 6.61% 7/25/32 (d)(e)		517,487	65,537
Series 2002-R2 Class 2B4, 3.655% 7/25/33 (d)(e)		97,343	13,514
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		473,719	86,241
Class B4, 5.75% 8/25/43 (d)		91,278	484
Series 2003-40 Class B3, 4.5% 10/25/18 (d)		12,558	835
Series 2003-50 Class B4, 5% 11/25/18 (d)		72,791	5,077
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2003-R1:
Class 2B4, 3.1816% 2/25/43 (d)(e)		$ 71,780	$ 23,862
Class 2B5, 3.1816% 2/25/43 (d)(e)		198,076	21,190
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		126,616	11,813
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7568% 9/25/19 (d)(e)		31,629	302
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		104,759	50,043
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3547% 12/25/46 (d)(e)		6,045,000	6,574,832
Series 2010-K7 Class B, 5.4345% 4/25/20 (d)(e)		5,000,000	5,462,490
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		1,683,297	1,778,470
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 6.9927% 2/19/30 (d)(e)		227,874	64,448
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.1065% 7/10/35 (d)(e)		308,420	335,801
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.6565% 12/10/35 (d)(e)		122,998	38,458
Series 2004-A:
Class B7, 4.4065% 2/10/36 (d)(e)		139,658	57,773
Class B9, 9.1565% 2/10/36 (d)(e)		227,364	75,103
Series 2004-B:
Class B8, 4.9065% 2/10/36 (d)(e)		120,742	34,783
Class B9, 8.4065% 2/10/36 (d)(e)		204,913	58,829
Series 2004-C:
Class B7, 3.6565% 9/10/36 (d)(e)		751,086	294,478
Class B8, 4.4065% 9/10/36 (d)(e)		668,825	167,507
Class B9, 7.1565% 9/10/36 (d)(e)		211,862	19,839
TOTAL PRIVATE SPONSOR			15,474,490
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		360,496	157,630
Class B4, 7% 9/25/41 (g)		197,424	68,599
Class B5, 7% 9/25/41 (g)		30,956	1,013
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1483% 2/25/42 (d)(e)		$ 90,153	$ 49,963
Class 3B5, 3.1483% 2/25/42 (d)(e)		68,825	12,815
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.2016% 1/25/42 (d)(e)		73,855	29,590
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.6531% 12/25/42 (e)(g)		1,405,140	326,497
Class B4, 4.6532% 12/25/42 (e)(g)		90,355	3,227
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0722% 6/25/43 (e)(g)		264,099	87,693
Class 2B5, 3.0722% 6/25/43 (e)(g)		205,860	31,466
TOTAL U.S. GOVERNMENT AGENCY			768,493
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,629,878)			16,242,983
Commercial Mortgage Securities - 71.4%

Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		1,230,000	1,413,544
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,631,303
Series 1997-D5 Class A7, 7.565% 2/14/43 (e)		3,192	3,195
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (d)		5,000,000	4,636,680
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		3,070,000	3,153,145
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,360,108
Series 2005-1 Class CJ, 5.2894% 11/10/42 (e)		4,020,000	4,182,593
Series 2005-4 Class H, 5.1989% 7/10/45 (d)(e)		525,000	82,278
Series 2005-5 Class D, 5.222% 10/10/45 (e)		2,250,000	2,288,914
Series 2005-6 Class AJ, 5.1835% 9/10/47 (e)		2,000,000	2,121,280
Series 2008-1 Class D, 6.2584% 2/10/51 (d)(e)		1,970,000	1,679,271
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1545% 3/15/22 (d)(e)		860,989	757,671
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6545% 8/15/17 (d)(e)		$ 2,770,000	$ 2,843,128
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4389% 3/11/39 (e)		3,175,000	3,305,457
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5801% 4/12/38 (e)		2,007,000	2,174,109
Series 1999-C1 Class I, 5.64% 2/14/31 (d)		2,512,741	2,493,428
Series 2006-T22 Class B, 5.5801% 4/12/38 (d)(e)		1,370,000	1,458,779
Series 2007-BBA8:
Class K, 1.3545% 3/15/22 (d)(e)		1,720,000	1,444,800
Class L, 2.0545% 3/15/22 (d)(e)		3,980,125	2,825,889
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,420,758	5,980,723
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		55,385	33,785
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.4284% 10/25/22 (d)(e)		41,736	30,367
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9045% 8/15/26 (d)(e)		1,750,000	1,751,782
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5593% 12/15/47 (d)(e)		2,200,000	2,359,472
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		86,958	87,146
Class H, 6.34% 5/18/30 (d)		3,300,000	3,038,000
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,488,513
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		36,915	36,923
Citigroup Commercial Mortgage Trust Series 2013-GC15:
Class C, 5.107% 9/10/46		2,000,000	2,062,056
Class D, 5.1074% 9/10/46 (d)(e)		4,860,000	4,519,990
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		4,000,000	2,909,028
Series 2012-CR5 Class D, 4.3352% 12/10/45 (d)(e)		1,550,000	1,505,582
Series 2013-CR10:
Class C, 4.958% 8/10/46 (d)(e)		1,310,000	1,321,213
Class D, 4.958% 8/10/46 (d)(e)		3,910,000	3,586,839
Series 2013-CR12 Class D, 5.0862% 10/10/46 (d)(e)		4,028,000	3,748,578
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
COMM Mortgage Trust: - continued
Series 2013-CR9 Class D, 4.403% 7/10/45 (d)		$ 2,198,000	$ 1,919,089
Series 2013-LC6 Class D, 4.2899% 1/10/46 (d)(e)		4,662,000	4,156,523
Series 2014-CR15 Class D, 4.769% 2/10/47 (d)(e)		1,273,000	1,163,696
COMM Mortgage Trust pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (d)(e)		1,020,935	1,015,767
sequential payer Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,195,720
Series 2001-J2A Class F, 7.142% 7/16/34 (d)(e)		1,583,000	1,822,897
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (d)		10,550,985	10,228,410
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	4,959,602
Class H, 6% 11/17/32		2,937,716	2,864,585
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.2485% 6/10/44 (e)		5,875,000	6,027,333
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,720,928
Series 2012-CR1:
Class C, 5.3677% 5/15/45 (e)		2,060,000	2,190,052
Class D, 5.3677% 5/15/45 (d)(e)		4,010,000	3,981,308
Series 2012-CR2:
Class E, 4.8578% 8/15/45 (d)(e)		6,370,000	6,065,788
Class F, 4.25% 8/15/45 (d)		7,150,000	5,690,642
Series 2012-LC4:
Class C, 5.6477% 12/10/44 (e)		1,534,000	1,663,787
Class D, 5.6477% 12/10/44 (d)(e)		5,406,000	5,474,791
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	3,167,903
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		220,813	221,482
Series 1998-C1:
Class F, 6% 5/17/40 (d)		8,851,140	9,461,550
Class H, 6% 5/17/40 (d)		2,501,073	1,545,873
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		5,919,519	6,132,379
Class G, 6.75% 11/15/30 (d)		1,065,000	1,143,705
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		13,468	11,313
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		4,370,732	4,406,637
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.0545% 2/15/22 (d)(e)		2,369,829	815,441
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5571% 11/10/46 (d)(e)		$ 1,000,000	$ 1,082,081
Class E, 5.5571% 11/10/46 (d)(e)		4,940,000	5,197,458
Class F, 5.5571% 11/10/46 (d)(e)		7,130,000	6,832,201
Class G, 4.652% 11/10/46 (d)		3,590,000	3,007,454
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,869,854	1,869,003
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1726% 6/10/31 (d)(e)		169,665	169,669
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (d)		1,815,537	1,868,256
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		2,887,166	3,001,766
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		1,600,000	1,814,056
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.7902% 1/25/43 (e)(f)		5,370,000	868,657
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	564,145
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1923% 9/25/45 (d)(e)		2,300,000	2,475,433
Series 2011-K10 Class B, 4.6153% 11/25/49 (d)(e)		1,650,000	1,717,922
Series 2011-K11 Class B, 4.4206% 12/25/48 (d)(e)		3,190,000	3,299,430
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		279,690	280,809
GCCFC Commercial Mortgage Trust:
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(e)		452,001	451,841
Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		1,090,000	1,119,384
Class J, 4.685% 8/10/42 (d)(e)		900,000	6,558
Class K, 4.685% 8/10/42 (d)(e)		1,345,660	1
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1685% 7/10/45 (d)(e)		2,277,000	1,786,209
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	2,157,280
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		2,582,362	2,835,017
Class H, 6.75% 4/15/29 (e)		6,130,384	3,751,524
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	5,764,776
Series 1999-C3:
Class J, 6.974% 8/15/36 (d)		988,785	1,001,162
Class K, 6.974% 8/15/36 (d)		3,436,890	3,117,342
Series 2000-C1 Class K, 7% 3/15/33		65,222	66,314
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 2003-C3 Class H, 6.2727% 4/10/40 (d)(e)		$ 312,927	$ 317,797
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(e)		3,736,000	3,803,614
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	61,727
Class K, 5.067% 8/10/38 (d)(e)		720,000	52,358
Series 2010-C1:
Class D, 5.9784% 8/10/43 (d)(e)		4,985,000	5,490,639
Class E, 4% 8/10/43 (d)		5,951,000	5,123,781
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2248% 12/10/43 (d)(e)		4,100,000	4,224,000
Series 2011-GC5:
Class C, 5.3074% 8/10/44 (d)(e)		7,010,000	7,560,916
Class D, 5.3074% 8/10/44 (d)(e)		2,720,000	2,768,185
Series 2012-GCJ7:
Class C, 5.7227% 5/10/45 (e)		5,830,000	6,354,546
Class D, 5.7227% 5/10/45 (d)(e)		5,670,000	5,761,624
Class E, 5% 5/10/45 (d)		1,070,000	873,586
Series 2013-GC16 Class D, 5.323% 11/10/46 (d)(e)		3,220,000	2,966,814
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.4533% 11/5/30 (d)(e)		6,233,000	6,326,104
JP Morgan Chase Commercial Mortgage Securities Trust floater:
Series 2013-JWMZ Class M, 6.1545% 4/15/18 (d)(e)		870,370	879,471
Series 2013-JWRZ Class E, 3.8945% 4/15/30 (d)(e)		2,430,000	2,422,725
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	2,012,880
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (d)		2,110,000	2,272,776
Series 2003-C1:
Class D, 5.192% 1/12/37		1,092,855	1,094,732
Class F, 6.0061% 1/12/37 (d)(e)		805,000	818,130
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (d)(e)		2,260,000	2,718,909
Class D, 7.4453% 12/5/27 (d)(e)		10,670,000	12,055,300
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,851,433
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		4,170,000	4,725,698
Series 2011-C4 Class E, 5.3965% 7/15/46 (d)(e)		6,160,000	6,414,328
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
Series 2012-CBX:
Class C, 5.1864% 6/16/45 (e)		$ 1,480,000	$ 1,543,037
Class D, 5.1864% 6/16/45 (d)(e)		4,050,000	4,144,891
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2013-INMZ Class M, 6.132% 9/15/18 (d)(e)		4,640,000	4,665,867
Series 2013-INN:
Class D, 3.5545% 10/15/30 (d)(e)		2,000,000	2,003,498
Class E, 4.4045% 10/15/30 (d)(e)		3,800,000	3,803,863
Series 2014-FBLU Class E, 3.658% 12/15/28 (d)(e)		5,103,000	5,105,662
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,183,793
Series 2005-LDP2 Class C, 4.911% 7/15/42 (e)		3,275,000	3,316,665
Series 2005-LDP5:
Class AJ, 5.3612% 12/15/44 (e)		2,020,000	2,133,174
Class B, 5.3952% 12/15/44 (e)		1,500,000	1,569,258
Series 2005-PRKS Class A, 10.0745% 1/15/15 (d)(e)		2,357,046	2,514,497
Series 2010-C2:
Class D, 5.5082% 11/15/43 (d)(e)		3,120,000	3,398,909
Class XB, 0.6599% 11/15/43 (d)(e)(f)		26,860,000	988,835
Series 2011-C5:
Class C, 5.3144% 8/15/46 (d)(e)		5,803,234	6,291,327
Class D, 5.3144% 8/15/46 (d)(e)		2,000,000	2,063,346
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8:
Class G, 6% 7/15/31 (d)		61,614	61,710
Class H, 6% 7/15/31 (d)		1,110,393	726,595
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,648,977	1,076,221
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		628,458	634,365
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		31,196	21,837
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,170,387
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,199,369
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (e)		8,400,000	8,850,047
Class AM, 5.263% 11/15/40 (e)		938,000	1,003,468
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2006-C6:
Class A4, 5.372% 9/15/39		$ 3,000,000	$ 3,288,990
Class AM, 5.413% 9/15/39		5,000,000	5,486,805
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,262,800
Series 2003-C7:
Class L, 5.224% 7/15/37 (d)(e)		867,670	869,827
Class M, 5.224% 7/15/37 (d)(e)		2,685,000	2,572,660
Class N, 5.224% 7/15/37 (d)(e)		1,348,000	1,274,980
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,769,376
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,705,090
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,459,696
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,900,000	1,938,523
Series 2006-C4:
Class AJ, 5.8572% 6/15/38 (e)		6,665,000	7,076,770
Class AM, 5.8572% 6/15/38 (e)		3,840,000	4,211,597
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.0545% 6/15/22 (d)(e)		691,864	691,352
LSTAR Commercial Mortgage Trust Series 2011-1:
Class B, 5.3859% 6/25/43 (d)(e)		1,924,000	1,965,334
Class D, 5.3859% 6/25/43 (d)(e)		2,059,000	2,067,708
Mach One Trust LLC Series 2004-1A:
Class H, 6.2658% 5/28/40 (d)(e)		1,320,000	1,362,504
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	1,143,486
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	797,160
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	455,151
Class G, 4.384% 7/12/37	CAD	275,000	224,364
Class H, 4.384% 7/12/37	CAD	184,000	147,930
Class J, 4.384% 7/12/37	CAD	275,000	218,346
Class K, 4.384% 7/12/37	CAD	275,000	215,649
Class L, 4.384% 7/12/37	CAD	184,000	142,515
Class M, 4.384% 7/12/37	CAD	772,000	567,384
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	634,663
Class G, 4.525% 11/12/37 (e)	CAD	846,000	648,427
Class H, 4.525% 11/12/37 (e)	CAD	235,000	172,546
Class J, 4.525% 11/12/37 (e)	CAD	248,000	173,438
Class K, 4.525% 11/12/37 (e)	CAD	261,000	178,170
Class L, 4.525% 11/12/37 (e)	CAD	248,000	165,276
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	1,171,846
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		$ 2,593,028	$ 2,597,426
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		482,346	241,173
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3667% 1/12/44 (e)		1,440,000	1,548,736
Series 2002-MW1 Class H, 5.695% 7/12/34 (d)		967,785	974,755
Series 2004-MKB1 Class F, 5.6867% 2/12/42 (d)(e)		1,380,000	1,380,358
Series 2006-C1:
Class AJ, 5.6868% 5/12/39 (e)		3,440,000	3,499,908
Class AM, 5.6868% 5/12/39 (e)		700,000	762,390
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		2,521,055	2,369,792
Series 2004-C1 Class IO, 8.9779% 1/15/37 (d)(e)(f)		94,931	3,560
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		753,329	75
Series 2005-C3 Class D, 7.7% 5/15/44 (d)		975,754	98
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.6635% 11/15/45 (d)(e)		4,361,000	4,259,293
Series 2013-C12 Class D, 4.935% 10/15/46 (d)		4,000,000	3,647,648
Series 2013-C13 Class D, 4.8964% 11/15/46 (d)(e)		3,600,000	3,276,655
Series 2013-C7:
Class D, 4.3056% 2/15/46 (d)		4,540,000	4,052,926
Class E, 4.3036% 2/15/46 (d)(e)		1,580,000	1,292,985
Series 2013-C8 Class D, 4.1722% 12/15/48 (d)(e)		2,260,000	2,006,191
Series 2013-C9:
Class C, 4.0723% 5/15/46 (e)		3,070,000	2,923,312
Class D, 4.1603% 5/15/46 (d)(e)		5,300,000	4,653,649
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.585% 7/15/19 (d)(e)		2,609,698	2,557,100
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	5,112,315
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,208,194
Series 2007-IQ16 Class A3, 5.852% 12/12/49		347,769	347,879
Series 2012-C4 Class E, 5.5254% 3/15/45 (d)(e)		3,800,000	3,821,960
Series 1997-RR:
Class F, 7.4284% 4/30/39 (d)(e)		486,340	486,340
Class G1, 7.4284% 4/30/39 (d)(e)		890,128	107,082
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		$ 664,690	$ 690,593
Class G, 7.35% 7/15/32 (d)		1,483,748	1,177,596
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	1,799,412
Class N, 6.54% 3/15/32 (d)		305,233	58,869
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		860,453	878,734
Class N, 5.91% 11/15/31 (d)		1,600,000	1,601,885
Class O, 5.91% 11/15/31 (d)		1,343,575	439,152
Series 2003-IQ5 Class C, 5.9384% 4/15/38 (e)		331,601	331,495
Series 2004-IQ7 Class G, 5.3978% 6/15/38 (d)(e)		1,140,000	1,212,941
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	7,101,757
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,444,020
Series 2011-C1:
Class C, 5.2519% 9/15/47 (d)(e)		2,050,000	2,247,963
Class D, 5.2519% 9/15/47 (d)(e)		10,522,000	11,346,843
Class E, 5.2519% 9/15/47 (d)(e)		1,500,000	1,542,463
Series 2011-C2:
Class D, 5.3056% 6/15/44 (d)(e)		3,830,000	4,041,784
Class E, 5.3056% 6/15/44 (d)(e)		4,900,000	4,946,428
Class F, 5.3056% 6/15/44 (d)(e)		3,620,000	3,301,494
Series 2011-C3:
Class C, 5.1828% 7/15/49 (d)(e)		1,920,000	2,042,851
Class D, 5.1828% 7/15/49 (d)(e)		7,530,000	7,785,531
Class E, 5.1828% 7/15/49 (d)(e)		2,630,000	2,652,742
Series 2012-C4 Class D, 5.5254% 3/15/45 (d)(e)		1,950,000	2,054,717
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		497,189	498,477
Series 2000-PRIN Class C, 7.9093% 2/23/34 (e)		2,086,600	2,195,034
Series 2001-TOP3 Class E, 7.4233% 7/15/33 (d)(e)		1,130,000	1,153,241
Series 2003-TOP9 Class E, 5.4419% 11/13/36 (d)(e)		630,000	648,186
Motel 6 Trust Series 2012-MTL6 Class D, 3.7812% 10/5/25 (d)		2,000,000	2,016,474
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (d)		1,378,000	1,563,678
Class D, 6.45% 1/22/26 (d)		3,660,000	4,101,030
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,449,125	3,110,878
RBSCF Trust Series 2010-MB1 Class D, 4.6866% 4/15/24 (d)(e)		5,717,000	5,905,272
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	$ 1,038,070
Class G, 4.456% 9/12/38 (d)	CAD	585,000	508,146
Class H, 4.456% 9/12/38 (d)	CAD	390,000	331,688
Class J, 4.456% 9/12/38 (d)	CAD	390,000	316,258
Class K, 4.456% 9/12/38 (d)	CAD	195,000	151,238
Class L, 4.456% 9/12/38 (d)	CAD	281,000	199,471
Class M, 4.456% 9/12/38 (d)	CAD	1,134,647	639,452
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,332,045
Class G, 4.57% 4/12/23	CAD	505,000	431,697
Class H, 4.57% 4/12/23	CAD	505,000	419,794
Class J, 4.57% 4/12/23	CAD	505,000	408,292
Class K, 4.57% 4/12/23	CAD	253,000	198,977
Class L, 4.57% 4/12/23	CAD	757,000	579,239
Class M, 4.57% 4/12/23	CAD	2,222,418	1,320,405
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA Class E3, 6.5% 2/18/34 (d)(e)		$ 2,956	2,955
SCG Trust Series 2013-SRP1 Class D, 3.5037% 11/15/26 (d)(e)		4,190,000	4,049,220
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5492% 8/15/39 (e)		3,150,000	3,356,382
Series 2007-C4 Class F, 5.5492% 8/15/39 (e)		5,345,000	4,022,251
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,564,621
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.7295% 7/15/24 (d)(e)		2,500,000	2,175,000
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (d)(e)		1,550,000	1,428,399
Series 2012-WRM Class C, 4.238% 6/10/30 (d)(e)		1,000,000	972,811
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8747% 1/10/45 (d)(e)		1,794,000	2,053,168
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,517,724
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,431,740
Series 2004-C11:
Class D, 5.3761% 1/15/41 (e)		2,720,000	2,782,557
Class E, 5.4261% 1/15/41 (e)		2,465,000	2,517,048
Series 2004-C12 Class D, 5.3124% 7/15/41 (e)		2,030,000	2,049,102
Commercial Mortgage Securities - continued
		Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2004-C14:
Class B, 5.17% 8/15/41		$ 1,920,000	$ 1,948,648
Class C, 5.21% 8/15/41		1,260,000	1,278,118
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(e)		2,300,000	2,363,735
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (d)(e)(f)		26,055,541	909,417
Series 2012-LC5 Class D, 4.7788% 10/15/45 (d)(e)		6,749,000	6,396,965
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,412,558
Class D, 5.548% 3/15/44 (d)(e)		1,370,000	1,419,894
Class E, 5% 3/15/44 (d)		1,510,000	1,360,350
Series 2011-C4 Class E, 5.2475% 6/15/44 (d)(e)		2,050,000	2,050,340
Series 2011-C5:
Class C, 5.636% 11/15/44 (d)(e)		1,670,000	1,839,597
Class D, 5.636% 11/15/44 (d)(e)		3,575,000	3,854,254
Class F, 5.25% 11/15/44 (d)(e)		4,587,000	4,180,642
Series 2012-C10:
Class D, 4.4599% 12/15/45 (d)(e)		2,130,000	1,947,005
Class E, 4.4599% 12/15/45 (d)(e)		5,765,000	4,675,571
Series 2012-C6 Class D, 5.5625% 4/15/45 (d)(e)		3,250,000	3,262,737
Series 2012-C7 Class C, 4.8475% 6/15/45 (e)		3,793,000	3,909,384
Series 2012-C8 Class D, 4.8781% 8/15/45 (d)(e)		1,000,000	1,012,237
Series 2013-C11:
Class D, 4.1839% 3/15/45 (d)(e)		2,000,000	1,809,084
Class E, 4.1839% 3/15/45 (d)(e)		6,000,000	4,768,476
Series 2013-C13 Class D, 4.2791% 5/15/45 (d)(e)		1,800,000	1,594,647
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $622,002,503)			671,776,460
Preferred Stocks - 5.7%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,728,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 5.5%
Homebuilders/Real Estate - 5.3%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	$ 1,896,072
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,732,579
Series C, 7.625%	48,000	1,140,000
Series D, 7.50%	34,028	796,255
CBL & Associates Properties, Inc.:
Series D, 7.375%	129,000	3,215,970
Series E, 6.625%	110,000	2,560,800
Cedar Shopping Centers, Inc. Series B, 7.25%	30,000	698,700
CenterPoint Properties Trust Series D, 5.377%	1,934	1,295,780
Corporate Office Properties Trust:
Series H, 7.50%	5,000	124,950
Series L, 7.375%	71,383	1,787,430
CYS Investments, Inc. Series B, 7.50%	102,500	2,348,275
DDR Corp. Series K, 6.25%	90,662	2,009,977
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,443,000
Equity Lifestyle Properties, Inc. Series C, 6.75%	69,828	1,680,062
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,592,557
First Potomac Realty Trust 7.75%	80,000	1,985,600
Hersha Hospitality Trust Series B, 8.00%	80,827	2,053,006
LaSalle Hotel Properties Series G, 7.25%	19,122	475,182
PS Business Parks, Inc.:
Series R, 6.875%	34,911	883,597
Series S, 6.45%	152,000	3,590,240
Public Storage:
Series P, 6.50%	72,680	1,867,876
Series R, 6.35%	47,500	1,189,875
Series S, 5.90%	50,000	1,170,500
Realty Income Corp. Series F, 6.625%	80,000	2,000,800
Regency Centers Corp. Series 6, 6.625%	34,710	834,776
Retail Properties America, Inc. 7.00%	135,649	3,235,229
Stag Industrial, Inc. Series A, 9.00%	60,000	1,621,200
Sun Communities, Inc. Series A, 7.125%	82,399	1,982,520
Taubman Centers, Inc. Series J, 6.50%	66,277	1,545,580
		49,758,388
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	$ 1,749,300
TOTAL NONCONVERTIBLE PREFERRED STOCKS		51,507,688
TOTAL PREFERRED STOCKS (Cost $53,930,886)		53,235,688
Bank Loan Obligations - 3.1%
	Principal Amount (c)
Diversified Financial Services - 0.3%
Blackstone REL 9.98% 10/1/17	$ 2,235,406	2,280,115
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	253,088	254,986
		2,535,101
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	3,442,260	3,399,232
Homebuilders/Real Estate - 0.7%
CityCenter REL 8.74% 7/12/14 (e)	413,418	413,418
Equity Inns Reality LLC Tranche A, term loan 11% 11/4/14 (e)	5,920,388	5,979,592
		6,393,010
Hotels - 1.7%
Extended Stay America, Inc. REL 9.625% 12/1/19	1,689,815	1,740,509
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (e)	7,105,263	7,140,789
La Quinta:
Tranche A, term loan 11.375% 7/6/14 (e)	2,308,464	2,314,235
Tranche B, term loan 11.375% 7/6/14 (e)	1,731,359	1,735,687
Tranche D, term loan 14.9% 7/6/14 (e)	3,600,000	3,618,000
		16,549,220
TOTAL BANK LOAN OBLIGATIONS (Cost $28,383,600)		28,876,563
Preferred Securities - 0.2%
	Principal Amount (c)	Value
Homebuilders/Real Estate - 0.2%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	$ 3,000,000	$ 150,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	1,906,810
TOTAL PREFERRED SECURITIES (Cost $5,937,206)		2,056,810
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $81,027,504)	81,027,504	81,027,504
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $905,698,392)		943,706,027
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,236,204)
NET ASSETS - 100%		$ 940,469,823
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $538,765,942 or 57.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $697,026 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 6,885
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41	5/21/03	$ 312,392
Class B4, 7% 9/25/41	11/2/01	$ 91,802
Class B5, 7% 9/25/41	11/2/01	$ 6,656
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 4.6531% 12/25/42	3/25/03	$ 807,373
Class B4, 4.6532% 12/25/42	3/25/03	$ 48,114
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.0722% 6/25/43	9/29/03	$ 107,249
Class 2B5, 3.0722% 6/25/43	9/29/03	$ 28,099
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.6555% 6/25/35	6/3/05	$ 362,790
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,380
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 53,235,688	$ 50,211,908	$ 1,728,000	$ 1,295,780
Corporate Bonds	39,641,657	-	39,477,846	163,811
Asset-Backed Securities	50,848,362	-	37,048,069	13,800,293
Collateralized Mortgage Obligations	16,242,983	-	13,880,240	2,362,743
Commercial Mortgage Securities	671,776,460	-	640,982,823	30,793,637
Bank Loan Obligations	28,876,563	-	16,774,599	12,101,964
Preferred Securities	2,056,810	-	-	2,056,810
Money Market Funds	81,027,504	81,027,504	-	-
Total Investments in Securities:	$ 943,706,027	$ 131,239,412	$ 749,891,577	$ 62,575,038
Percentage of Market Value:	100%	13.9%	79.5%	6.6%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Asset-Backed Securities
Beginning Balance	$ 15,768,515
Net Realized Gain (Loss) on Investment Securities	141,060
Net Unrealized Gain (Loss) on Investment Securities	(351,865)
Cost of Purchases	128,483
Proceeds of Sales	(2,024,235)
Amortization/Accretion	138,335
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 13,800,293
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ (108,467)
Commercial Mortgage Securities
Beginning Balance	$ 30,038,162
Net Realized Gain (Loss) on Investment Securities	(2,192,403)
Net Unrealized Gain (Loss) on Investment Securities	3,028,002
Cost of Purchases	-
Proceeds of Sales	(632,872)
Amortization/Accretion	552,748
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 30,793,637
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ 857,309
Bank Loan Obligations
Beginning Balance	$ 20,753,378
Net Realized Gain (Loss) on Investment Securities	93,276
Net Unrealized Gain (Loss) on Investment Securities	(193,047)
Cost of Purchases	-
Proceeds of Sales	(8,577,463)
Amortization/Accretion	25,820
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,101,964
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ (184,815)
Other Investments in Securities
Beginning Balance	$ 6,917,145
Net Realized Gain (Loss) on Investment Securities	(1,169,553)
Net Unrealized Gain (Loss) on Investment Securities	1,699,274
Cost of Purchases	-
Proceeds of Sales	(1,638,729)
Amortization/Accretion	71,007
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,879,144
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2014	$ 351,748

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2014, the cost of investment securities for income tax purposes was $905,718,164. Net unrealized appreciation aggregated $37,987,863, of which $74,577,516 related to appreciated investment securities and $36,589,653 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank loan obligations and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of February 28, 2014, 16% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or brokeror were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 02/28/14	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 7,673,830	Discounted cash flow	Yield	7.5% - 10%/ 8.9%	Decrease
		Expected distribution	Recovery rate	0% - 100%/ 84.7%	Decrease
Bank Loan Obligations	$ 413,418	Discounted cash flow	Yield	8.8%	Decrease
Collateralized Mortgage Obligations	$ 2,312,698	Discounted cash flow	Yield	6.5% - 35%/ 13.5%	Decrease
		Expected distribution	Recovery rate	53.0%	Decrease
Commercial Mortgage Securities	$ 11,377,524	Discounted cash flow	Yield	10% - 20.4%/ 11.0%	Decrease
		Expected distribution	Recovery rate	70.0%	Decrease
		Market comparable	Spread	0.6% - 107.9%/ 18.4%	Decrease
			Quoted price	$7.27 - $87.00/ $81.62	Increase
Corporate Bonds	$ 163,811	Discounted cash flow	Yield	25.0%	Decrease
Preferred Securities	$ 1,906,810	Discounted cash flow	Yield	15.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2014